UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07319

Fidelity Covington Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02110

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: July 31

Date of reporting period: January 31, 2016

Item 1.	Reports to Stockholders

Fidelity® MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Telecommunication Services Index ETF

Fidelity MSCI Utilities Index ETF

Semiannual

January 31, 2016

Contents

Performance and Investment Summary	3	How each fund has done over time and a summary of each fund’s holdings.

Shareholder Expense Example	14	An example of shareholder expenses.

Investments	16	A complete list of each fund’s investments with their market values.

Financial Statements	56	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.

Notes	79	Notes to the financial statements.

Board Approval of Investment Advisory Contracts and Management Fees	83

To view a fund’s proxy voting guidelines and proxy voting record for the period ended June, 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission’s (SEC) web site at http://www.sec.gov. You may also call 1-800-FIDELITY to request a free copy of the proxy voting guidelines.

The funds or securities referred to herein are not sponsored, endorsed, or promoted by MSCI, and MSCI bears no liability with respect to any such funds or securities or any index on which such funds or securities are based. The prospectus contains a more detailed description of the limited relationship MSCI has with Fidelity and any related funds.

Standard & Poor’s, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

©2016 FMR LLC. All Rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund’s portfolio holdings, view the most recent holdings listing on Fidelity’s web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank..

Semiannual Report	2

Fidelity® MSCI Consumer Discretionary Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Discretionary Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF – NAV	3.47%	7.52%
Fidelity MSCI Consumer Discretionary Index ETF –Market Price	3.33%	7.50%
MSCI USA IMI Consumer Discretionary Index	3.61%	7.66%
S&P 500 Index	-0.67%	6.95%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Consumer Discretionary Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Discretionary Index ETF –NAV	6.39%	10.73%
Fidelity MSCI Consumer Discretionary Index ETF –Market Price	6.31%	10.75%
MSCI USA IMI Consumer Discretionary Index	6.55%	10.89%
S&P 500 Index	1.38%	9.75%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
Amazon.com, Inc.	8.3
Home Depot, Inc.	5.8
The Walt Disney Co.	5.5
Comcast Corp. Class A	4.9
McDonald’s Corp.	4.2
Starbucks Corp.	3.2
NIKE, Inc. Class B	3.0
Lowe’s Companies, Inc.	2.4
Time Warner, Inc.	2.0
priceline.com, Inc.	1.9

41.2

Industries as of January 31, 2016

*	Includes short-tem investments and net other assets.

3	Semiannual Report

Fidelity® MSCI Consumer Staples Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Consumer Staples Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	7.27%	11.60%
Fidelity MSCI Consumer Staples Index ETF – Market Price	7.35%	11.61%
MSCI USA IMI Consumer Staples Index	7.43%	11.76%
S&P 500 Index	-0.67%	6.95%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Consumer Staples Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Consumer Staples Index ETF – NAV	5.65%	11.92%
Fidelity MSCI Consumer Staples Index ETF – Market Price	5.72%	11.97%
MSCI USA IMI Consumer Staples Index	5.80%	12.09%
S&P 500 Index	1.38%	9.75%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
The Procter & Gamble Co.	11.4
The Coca-Cola Co.	9.1
PepsiCo, Inc.	7.5
Philip Morris International, Inc.	7.1
Altria Group, Inc.	6.1
CVS Health Corp.	5.5
Wal-Mart Stores, Inc.	4.7
Walgreens Boots Alliance, Inc.	3.6
Mondelez International, Inc. Class A	3.6
Costco Wholesale Corp.	3.4

62.0

Industries as of January 31, 2016

*	Includes short-term investments and net other assets.

Semiannual Report	4

Fidelity® MSCI Energy Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Energy Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	-22.12%	-14.98%
Fidelity MSCI Energy Index ETF – Market Price	-22.16%	-14.98%
MSCI USA IMI Energy Index	-22.15%	-14.96%
S&P 500 Index	-0.67%	6.95%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Energy Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Energy Index ETF – NAV	-23.00%	-14.05%
Fidelity MSCI Energy Index ETF – Market Price	-23.03%	-14.03%
MSCI USA IMI Energy Index	-23.05%	-14.04%
S&P 500 Index	1.38%	9.75%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
Exxon Mobil Corp.	23.1
Chevron Corp.	13.0
Schlumberger Ltd.	7.3
Occidental Petroleum Corp.	4.2
ConocoPhillips	3.9
Phillips 66	3.5
EOG Resources, Inc.	3.2
Valero Energy Corp.	2.7
Kinder Morgan, Inc.	2.5
Halliburton Co.	2.2

65.6

Industries as of January 31, 2016

5	Semiannual Report

Fidelity® MSCI Financials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Financials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	-3.62%	3.61%
Fidelity MSCI Financials Index ETF – Market Price	-3.72%	3.59%
MSCI USA IMI Financials Index	-3.58%	3.70%
S&P 500 Index	-0.67%	6.95%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Financials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Financials Index ETF – NAV	-0.62%	7.98%
Fidelity MSCI Financials Index ETF – Market Price	-0.69%	8.00%
MSCI USA IMI Financials Index	-0.52%	8.09%
S&P 500 Index	1.38%	9.75%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
Wells Fargo & Co.	6.9
JPMorgan Chase & Co.	6.2
Berkshire Hathaway, Inc. Class B	4.3
Bank of America Corp.	4.1
Citigroup, Inc.	3.6
American International Group, Inc.	2.0
US Bancorp	2.0
The Goldman Sachs Group, Inc.	1.8
Simon Property Group, Inc.	1.6
Chubb Ltd.	1.4

33.9

Industries as of January 31, 2016

*	Includes short-term investments and net other assets.

Semiannual Report	6

Fidelity® MSCI Health Care Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Health Care Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	-4.36%	12.09%
Fidelity MSCI Health Care Index ETF – Market Price	-4.51%	12.05%
MSCI USA IMI Health Care Index	-4.26%	12.24%
S&P 500 Index	-0.67%	6.95%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Health Care Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Health Care Index ETF – NAV	7.04%	17.64%
Fidelity MSCI Health Care Index ETF – Market Price	7.04%	17.67%
MSCI USA IMI Health Care Index	7.20%	17.82%
S&P 500 Index	1.38%	9.75%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
Johnson & Johnson	9.8
Pfizer, Inc.	6.4
Merck & Co., Inc.	4.8
Gilead Sciences, Inc.	4.1
Amgen, Inc.	3.9
Allergan PLC	3.8
UnitedHealth Group, Inc.	3.7
Medtronic PLC	3.7
Bristol-Myers Squibb Co.	3.5
AbbVie, Inc.	3.1

46.8

Industries as of January 31, 2016

*	Includes short-term investments and net other liabilities.

7	Semiannual Report

Fidelity® MSCI Industrials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Industrials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	-5.57%	2.34%
Fidelity MSCI Industrials Index ETF – Market Price	-5.64%	2.32%
MSCI USA IMI Industrials Index	-5.45%	2.44%
S&P 500 Index	-0.67%	6.95%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Industrials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Industrials Index ETF – NAV	-3.63%	5.34%
Fidelity MSCI Industrials Index ETF – Market Price	-3.63%	5.39%
MSCI USA IMI Industrials Index	-3.54%	5.45%
S&P 500 Index	1.38%	9.75%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
General Electric Co.	13.5
3M Co.	4.6
The Boeing Co.	3.8
Honeywell International, Inc.	3.8
United Technologies Corp.	3.6
United Parcel Service, Inc. Class B	3.2
Union Pacific Corp.	3.1
Lockheed Martin Corp.	2.9
Danaher Corp.	2.6
Raytheon Co.	1.9

43.0

Industries as of January 31, 2016

*	Includes short-term investments and net other liabilities.

Semiannual Report	8

Fidelity® MSCI Information Technology Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Information Technology Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	2.66%	10.73%
Fidelity MSCI Information Technology Index ETF – Market Price	2.43%	10.68%
MSCI USA IMI Information Technology Index	2.74%	10.83%
S&P 500 Index	-0.67%	6.95%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Information Technology Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Information Technology Index ETF – NAV	5.05%	14.18%
Fidelity MSCI Information Technology Index ETF – Market Price	4.91%	14.20%
MSCI USA IMI Information Technology Index	5.13%	14.30%
S&P 500 Index	1.38%	9.75%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
Apple, Inc.	13.5
Microsoft Corp.	10.1
Facebook, Inc. Class A	5.8
Alphabet, Inc. Class C	5.6
Alphabet, Inc. Class A	5.4
Intel Corp.	3.6
Visa, Inc. Class A	3.5
Oracle Corp.	3.1
Cisco Systems, Inc.	2.9
International Business Machines Corp.	2.8

56.3

Industries as of January 31, 2016

*	Includes short-term investments and net other liabilities.

9	Semiannual Report

Fidelity® MSCI Materials Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Materials Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	-16.92%	-4.07%
Fidelity MSCI Materials Index ETF – Market Price	-17.06%	-4.11%
MSCI USA IMI Materials Index	-16.89%	-4.03%
S&P 500 Index	-0.67%	6.95%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Materials Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Materials Index ETF – NAV	-10.21%	0.48%
Fidelity MSCI Materials Index ETF – Market Price	-9.95%	0.61%
MSCI USA IMI Materials Index	-10.17%	0.53%
S&P 500 Index	1.38%	9.75%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
EI du Pont de Nemours & Co.	7.8
The Dow Chemical Co.	7.7
Monsanto Co.	7.0
LyondellBasell Industries N.V. Class A	5.1
Praxair, Inc.	4.7
Ecolab, Inc.	4.7
Air Products & Chemicals, Inc.	4.2
PPG Industries, Inc.	4.2
The Sherwin-Williams Co.	3.3
International Paper Co.	2.2

50.9

Industries as of January 31, 2016

Semiannual Report	10

Fidelity® MSCI Real Estate Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Real Estate Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Period Ended January 31, 2016
Cumulative Total Returns	Life of fundA
Fidelity MSCI Real Estate Index ETF – NAV	-7.38%
Fidelity MSCI Real Estate Index ETF – Market Price	-7.17%
MSCI USA IMI Real Estate Index	-7.51%
S&P 500 Index	-1.94%

Cumulative total returns reflect performance over the period shown. This information represents returns as of the end of the fund’s fiscal period.

Period Ended December 31, 2015
Cumulative Total Returns	Life of fundA
Fidelity MSCI Real Estate Index ETF – NAV	-3.53%
Fidelity MSCI Real Estate Index ETF – Market Price	-3.19%
MSCI USA IMI Real Estate Index	-3.61%
S&P 500 Index	3.18%

This information shows the returns of the fund and its indices for the applicable time period through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

Average annual total returns take Fidelity MSCI Real Estate Index ETF’s cumulative total return and show you what would have happened if Fidelity MSCI Real Estate Index ETF’s shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From February 2, 2015.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
Simon Property Group, Inc.	6.4
American Tower Corp.	4.5
Public Storage	4.2
Crown Castle International Corp.	3.2
Equity Residential	3.1
AvalonBay Communities, Inc.	2.6
Welltower, Inc.	2.5
Equinix, Inc.	2.3
Prologis, Inc.	2.3
Ventas, Inc.	2.0

33.1

Industries as of January 31, 2016

11	Semiannual Report

Fidelity® MSCI Telecommunication Services Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Telecommunication Services Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	6.49%	5.79%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	6.61%	5.81%
MSCI USA IMI Telecommunication Services 25/50 Index	6.61%	5.73%
S&P 500 Index	-0.67%	6.95%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Telecommunication Services Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Telecommunication Services Index ETF – NAV	3.26%	5.30%
Fidelity MSCI Telecommunication Services Index ETF – Market Price	3.30%	5.38%
MSCI USA IMI Telecommunication Services 25/50 Index	3.40%	5.23%
S&P 500 Index	1.38%	9.75%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
AT&T, Inc.	24.5
Verizon Communications, Inc.	23.3
Level 3 Communications, Inc.	4.4
CenturyLink, Inc.	4.2
T-Mobile US, Inc.	3.8
SBA Communications Corp. Class A	3.7
Frontier Communications Corp.	2.2
8x8, Inc.	1.8
Straight Path Communications, Inc.	1.7
Cogent Communications Holdings, Inc.	1.7

71.3

Industries as of January 31, 2016

*	Rounds to less than 0.1%.

Semiannual Report	12

Fidelity® MSCI Utilities Index ETF

Performance

The information provided in the tables below shows you the performance of Fidelity® MSCI Utilities Index ETF, with comparisons over different time periods to the fund’s relevant benchmarks, including an appropriate broad-based market index. Seeing the returns over different time periods can help you assess the fund’s performance against relevant measurements. The performance information includes average annual total returns and is further explained in this section.*

The fund’s net asset value (NAV) performance is based on the NAV calculated each business day. It is calculated in accordance with the standard formula for valuing investment company shares as of the close of regular trading hours on NYSE Arca, Inc. (NYSE Arca) (normally 4:00 p.m. Eastern Time). The fund’s market price performance is based on the daily closing price of the shares of the fund on NYSE Arca. Since ETFs are bought and sold at prices set by the market – which can result in a premium or discount to NAV – the returns calculated using market price (market return) can differ from those calculated using NAV (NAV return). For information on these differences, please visit Fidelity.com or see the prospectus. The fund’s returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or selling of fund shares. How a fund did yesterday is no guarantee of how it will do tomorrow.

Current performance may be higher or lower than the performance data quoted. For month-end performance figures, please visit fidelity.com/etfs/sector-etfs/overview or call Fidelity. The performance data featured represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate; therefore, you may have a gain or loss when you sell your shares.

Fiscal Periods Ended January 31, 2016
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	-2.46%	11.00%
Fidelity MSCI Utilities Index ETF – Market Price	-2.46%	11.03%
MSCI USA IMI Utilities Index	-2.40%	11.14%
S&P 500 Index	-0.67%	6.95%

Average annual total returns represent just that – the average return on an annual basis for Fidelity MSCI Utilities Index ETF and the fund’s benchmarks, assuming consistent performance over the periods shown, based on the cumulative return and the length of the period. This information represents returns as of the end of the fund’s fiscal period.

Periods Ended December 31, 2015
Average Annual Total Returns	Past 1 Year	Life of fundA
Fidelity MSCI Utilities Index ETF – NAV	-4.80%	9.15%
Fidelity MSCI Utilities Index ETF – Market Price	-4.72%	9.26%
MSCI USA IMI Utilities Index	-4.74%	9.28%
S&P 500 Index	1.38%	9.75%

This information shows the returns of the fund and its indices for different time periods through the end of the most recent calendar quarter, as opposed to through the end of the fund’s fiscal period.

The fund’s expense ratio is 0.12%. Expense ratio is the total annual operating expense ratio from the most recent prospectus. A fund’s net expenses paid may be different. Please refer to the most recent prospectus for more information on a fund’s expenses.

A	From October 21, 2013.

*	Total returns are historical and include changes in share price and reinvestment of dividends and capital gains distributions, if any.

Investment Summary

Top Ten Stocks as of January 31, 2016
% of fund’s net assets
Duke Energy Corp.	7.4
NextEra Energy, Inc.	7.2
The Southern Co.	6.3
Dominion Resources, Inc.	6.1
American Electric Power Co., Inc.	4.2
PG&E Corp.	3.8
Exelon Corp.	3.6
PPL Corp.	3.3
Sempra Energy	3.2
Public Service Enterprise Group, Inc.	3.0

48.1

Industries as of January 31, 2016

13	Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The actual expense Example is based on an investment of $1,000 invested for the one-half year period and held for the entire period (August 1, 2015 to January 31, 2016). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (August 1, 2015 to January 31, 2016).

Actual Expenses

For each fund, the first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

For each fund, the second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in the underlying money market fund, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying money market fund. These fees and expenses are not included in each Fund’s annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense RatioA	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During PeriodB August 1, 2015 to January 31, 2016
Fidelity MSCI Consumer Discretionary Index ETF
Actual	.12%	$1,000.00	$908.70	$0.58
HypotheticalC		$1,000.00	$1,024.50	$0.61
Fidelity MSCI Consumer Staples Index ETF
Actual	.12%	$1,000.00	$1,014.10	$0.61
HypotheticalC		$1,000.00	$1,024.50	$0.61
Fidelity MSCI Energy Index ETF
Actual	.12%	$1,000.00	$847.30	$0.56
HypotheticalC		$1,000.00	$1,024.50	$0.61
Fidelity MSCI Financials Index ETF
Actual	.12%	$1,000.00	$880.80	$0.57
HypotheticalC		$1,000.00	$1,024.50	$0.61
Fidelity MSCI Health Care Index ETF
Actual	.12%	$1,000.00	$848.40	$0.56
HypotheticalC		$1,000.00	$1,024.50	$0.61
Fidelity MSCI Industrials Index ETF
Actual	.12%	$1,000.00	$921.30	$0.58
HypotheticalC		$1,000.00	$1,024.50	$0.61
Fidelity MSCI Information Technology Index ETF
Actual	.12%	$1,000.00	$953.20	$0.59
HypotheticalC		$1,000.00	$1,024.50	$0.61

Semiannual Report	14

	Annualized Expense RatioA	Beginning Account Value August 1, 2015	Ending Account Value January 31, 2016	Expenses Paid During PeriodB August 1, 2015 to January 31, 2016
Fidelity MSCI Materials Index ETF
Actual	.12%	$1,000.00	$850.60	$0.56
HypotheticalC		$1,000.00	$1,024.50	$0.61
Fidelity MSCI Real Estate Index ETF
Actual	.12%	$1,000.00	$980.10	$0.60
HypotheticalC		$1,000.00	$1,024.50	$0.61
Fidelity MSCI Telecommunication Services Index ETF
Actual	.12%	$1,000.00	$1,021.00	$0.61
HypotheticalC		$1,000.00	$1,024.50	$0.61
Fidelity MSCI Utilities Index ETF
Actual	.12%	$1,000.00	$1,055.60	$0.62
HypotheticalC		$1,000.00	$1,024.50	$0.61

A	Annualized expense ratio reflects expenses net of applicable fee waivers.

B	Expenses are equal to each Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

C	5% return per year before expenses.

15	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
AUTO COMPONENTS – 3.4%
Auto Parts & Equipment – 3.1%
American Axle & Manufacturing Holdings, Inc. (a)	6,176	$79,176
Autoliv, Inc.	7,916	813,607
BorgWarner, Inc.	20,359	597,740
Cooper-Standard Holding, Inc. (a)	1,565	108,392
Dana Holding Corp.	14,374	170,907
Delphi Automotive PLC	25,529	1,657,853
Dorman Products, Inc. (a)	2,892	125,224
Drew Industries, Inc.	2,087	119,794
Federal-Mogul Holdings Corp. Class A (a)	3,286	15,674
Fox Factory Holding Corp. (a)	1,753	25,927
Gentex Corp.	26,273	359,677
Gentherm, Inc. (a)	3,090	123,631
Johnson Controls, Inc.	58,711	2,105,964
Lear Corp.	6,898	716,219
Metaldyne Performance Group, Inc.	993	11,767
Modine Manufacturing Co. (a)	4,338	27,850
Motorcar Parts of America, Inc. (a)	1,652	56,779
Standard Motor Products, Inc.	1,901	70,926
Superior Industries International, Inc.	1,908	35,126
Tenneco, Inc. (a)	5,466	208,856
Tower International, Inc.	1,973	45,419
Visteon Corp.	3,623	242,306

		7,718,814

Tires & Rubber – 0.3%
Cooper Tire & Rubber Co.	4,838	176,393
The Goodyear Tire & Rubber Co.	24,221	688,119

		864,512

TOTAL AUTO COMPONENTS		8,583,326

AUTOMOBILES – 4.1%
Automobile Manufacturers – 3.8%
Ford Motor Co.	332,238	3,966,922
General Motors Co.	127,939	3,792,112
Tesla Motors, Inc. (a)	8,745	1,672,044
Thor Industries, Inc.	4,240	222,303
Winnebago Industries, Inc.	2,436	42,898

		9,696,279

Motorcycle Manufacturers – 0.3%
Harley-Davidson, Inc.	18,520	740,800

TOTAL AUTOMOBILES		10,437,079

DISTRIBUTORS – 1.0%
Distributors – 1.0%
Core-Mark Holding Co., Inc.	2,075	168,677
Genuine Parts Co.	13,613	1,173,032
LKQ Corp. (a)	27,416	751,198
Pool Corp.	3,857	325,917

	Shares	Value
Weyco Group, Inc.	654	$17,527

TOTAL DISTRIBUTORS		2,436,351

DIVERSIFIED CONSUMER SERVICES – 1.3%
Education Services – 0.5%
2U, Inc. (a)	2,420	48,860
American Public Education, Inc. (a)	1,456	22,976
Apollo Group, Inc. Class A (non-vtg.) (a)	996	7,908
Bridgepoint Education, Inc. (a)	1,819	12,187
Bright Horizons Family Solutions, Inc. (a)	4,052	284,329
Capella Education Co.	1,027	45,096
Career Education Corp. (a)	5,591	16,102
Chegg, Inc. (a)	3,968	23,014
DeVry Education Group, Inc.	5,414	107,739
Graham Holdings Co. Class B	433	209,871
Grand Canyon Education, Inc. (a)	4,045	152,294
Houghton Mifflin Harcourt Co. (a)	12,179	217,273
K12, Inc. (a)	2,951	27,120
Strayer Education, Inc. (a)	1,018	54,351

		1,229,120

Specialized Consumer Services – 0.8%
Carriage Services, Inc.	1,479	32,819
H&R Block, Inc.	21,175	721,009
LifeLock, Inc. (a)	7,323	87,729
Regis Corp. (a)	3,801	56,787
Service Corp. International	17,979	434,912
ServiceMaster Global Holdings, Inc. (a)	12,204	515,131
Sotheby’s	5,357	125,836
Weight Watchers International, Inc. (a)	2,561	32,499

		2,006,722

TOTAL DIVERSIFIED CONSUMER SERVICES		3,235,842

HOTELS, RESTAURANTS & LEISURE – 16.3%
Casinos & Gaming – 1.3%
Boyd Gaming Corp. (a)	7,482	133,254
Caesars Acquisition Co. (a)	4,595	27,570
Caesars Entertainment Corp. (a)	5,202	36,050
Churchill Downs, Inc.	1,187	163,972
Isle of Capri Casinos, Inc. (a)	2,066	26,156
Las Vegas Sands Corp.	35,820	1,615,482
MGM Resorts International (a)	40,496	813,160
Penn National Gaming, Inc. (a)	6,533	92,311
Pinnacle Entertainment, Inc. (a)	383	11,697
Scientific Games Corp. Class A (a)	4,674	27,670
Wynn Resorts Ltd.	7,306	491,986

		3,439,308

Hotels, Resorts & Cruise Lines – 3.2%
Belmond Ltd. Class A (a)	8,499	71,902
Carnival Corp.	37,295	1,795,008
Choice Hotels International, Inc.	3,380	147,774
Diamond Resorts International, Inc. (a)	4,275	78,745

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	16

Common Stocks – continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE – continued
Hotels, Resorts & Cruise Lines – continued
Extended Stay America, Inc.	7,432	$95,204
Hilton Worldwide Holdings, Inc.	44,383	790,461
Interval Leisure Group, Inc.	3,661	43,127
La Quinta Holdings, Inc. (a)	8,311	94,247
Lindblad Expeditions Holdings, Inc. (a)	1,904	19,078
Marcus Corp.	1,551	29,376
Marriott International, Inc. Class A	19,100	1,170,448
Marriott Vacations Worldwide Corp.	2,395	118,289
Norwegian Cruise Line Holdings Ltd. (a)	14,417	654,099
Royal Caribbean Cruises Ltd.	15,798	1,294,804
Starwood Hotels & Resorts Worldwide, Inc.	15,302	952,396
Wyndham Worldwide Corp.	10,620	689,238

		8,044,196

Leisure Facilities – 0.4%
ClubCorp Holdings, Inc.	5,886	70,455
International Speedway Corp. Class A	2,411	82,311
Intrawest Resorts Holdings, Inc. (a)	1,765	14,844
Planet Fitness, Inc., Class A (a)	1,544	22,064
SeaWorld Entertainment, Inc.	6,518	124,233
Six Flags Entertainment Corp.	6,836	343,646
Speedway Motorsports, Inc.	1,161	21,908
Vail Resorts, Inc.	3,276	409,500

		1,088,961

Restaurants – 11.4%
Aramark	20,444	653,186
Biglari Holdings, Inc. (a)	96	36,305
BJ’s Restaurants, Inc. (a)	1,773	76,044
Bloomin’ Brands, Inc.	11,010	194,437
Bob Evans Farms, Inc.	1,816	74,347
Bojangles’, Inc. (a)	867	12,589
Brinker International, Inc.	5,402	268,695
Buffalo Wild Wings, Inc. (a)	1,710	260,433
Carrols Restaurant Group, Inc. (a)	3,114	41,603
Chipotle Mexican Grill, Inc. (a)	2,796	1,266,504
Chuys Holdings, Inc. (a)	1,507	51,524
Cracker Barrel Old Country Store, Inc.	1,719	225,584
Darden Restaurants, Inc.	10,307	649,959
Dave & Buster’s Entertainment, Inc. (a)	2,832	102,717
Del Frisco’s Restaurant Group, Inc. (a)	2,131	33,755
Del Taco Restaurants, Inc. (a)	3,575	34,570
Denny’s Corp. (a)	7,600	71,212
DineEquity, Inc.	1,546	131,286
Domino’s Pizza, Inc.	4,904	558,713
Dunkin’ Brands Group, Inc.	8,550	336,528
El Pollo Loco Holdings, Inc. (a)	1,371	16,617
Fiesta Restaurant Group, Inc. (a)	2,404	87,506
Jack in the Box, Inc.	3,279	254,582
Krispy Kreme Doughnuts, Inc. (a)	5,772	84,617
McDonald’s Corp.	84,509	10,460,524

	Shares	Value
Noodles & Co. (a)	1,316	$15,845
Panera Bread Co. Class A (a)	2,196	426,024
Papa John’s International, Inc.	2,664	127,206
Popeyes Louisiana Kitchen, Inc. (a)	1,968	121,288
Potbelly Corp. (a)	1,220	13,054
Red Robin Gourmet Burgers, Inc. (a)	1,302	80,385
Ruby Tuesday, Inc. (a)	5,566	30,335
Ruth’s Hospitality Group, Inc.	3,252	52,845
Shake Shack, Inc. Class A (a)	939	32,471
Sonic Corp.	4,463	131,123
Starbucks Corp.	133,181	8,093,409
Texas Roadhouse, Inc. Class A	5,662	208,531
The Cheesecake Factory, Inc.	4,226	204,116
The Habit Restaurants, Inc. Class A (a)	1,085	22,275
Wendy’s Co.	19,546	199,956
Wingstop, Inc. (a)	691	16,764
Yum! Brands, Inc.	38,702	2,800,864
Zoe’s Kitchen, Inc. (a)	1,668	46,337

		28,606,665

TOTAL HOTELS, RESTAURANTS & LEISURE		41,179,130

HOUSEHOLD DURABLES – 4.1%
Consumer Electronics – 0.4%
Garmin Ltd.	10,314	362,846
Harman International Industries, Inc.	6,398	475,947
Universal Electronics, Inc. (a)	1,358	68,104

		906,897

Home Furnishings – 0.8%
Ethan Allen Interiors, Inc.	2,305	61,543
La-Z-Boy, Inc.	4,579	98,174
Leggett & Platt, Inc.	12,331	511,860
Mohawk Industries, Inc. (a)	5,651	940,383
Tempur Sealy International, Inc. (a)	5,569	336,033

		1,947,993

Homebuilding – 1.6%
Beazer Homes U.S.A., Inc. (a)	3,012	25,753
CalAtlantic Group, Inc.	6,977	226,683
Cavco Industries, Inc. (a)	734	61,553
Century Communities, Inc. (a)	1,482	21,919
D.R. Horton, Inc.	29,670	816,222
Green Brick Partners, Inc. (a)	1,465	8,614
Hovnanian Enterprises, Inc. Class A (a)	10,614	16,345
Installed Building Products, Inc. (a)	1,740	36,244
KB Home	7,436	80,755
Lennar Corp. Class A	15,636	659,057
LGI Homes, Inc. (a)	1,333	29,273
M.D.C. Holdings, Inc.	3,513	76,443
M/I Homes, Inc. (a)	2,229	39,944
Meritage Homes Corp. (a)	3,422	112,960
NVR, Inc. (a)	347	572,897
PulteGroup, Inc.	28,621	479,688

See accompanying notes which are an integral part of the financial statements.

17	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HOUSEHOLD DURABLES – continued
Homebuilding – continued
Taylor Morrison Home Corp. Class A (a)	3,062	$36,897
Toll Brothers, Inc. (a)	15,050	415,681
TopBuild Corp. (a)	3,473	93,007
TRI Pointe Group, Inc. (a)	13,867	146,158
WCI Communities, Inc. (a)	1,766	36,980
William Lyon Homes Class A (a)	2,008	21,807

		4,014,880

Household Appliances – 0.5%
Helen of Troy Ltd. (a)	2,436	217,705
iRobot Corp. (a)	2,573	87,302
NACCO Industries, Inc. Class A	360	17,133
Whirlpool Corp.	7,046	946,912

		1,269,052

Housewares & Specialties – 0.8%
CSS Industries, Inc.	782	21,904
Jarden Corp. (a)	18,020	955,961
Libbey, Inc.	2,001	32,016
Newell Rubbermaid, Inc.	24,056	932,892
Tupperware Brands Corp.	4,491	208,517

		2,151,290

TOTAL HOUSEHOLD DURABLES		10,290,112

INTERNET & CATALOG RETAIL – 13.3%
Catalog Retail – 0.5%
HSN, Inc.	3,116	146,639
Liberty Interactive Corp. QVC Group Series A (a)	40,187	1,047,273

		1,193,912

Internet Retail – 12.8%
1-800-FLOWERS.com, Inc. Class A (a)	2,306	16,384
Amazon.com, Inc. (a)	35,671	20,938,877
Blue Nile, Inc. (a)	1,056	36,738
Etsy, Inc. (a)	6,149	47,716
Expedia, Inc.	11,073	1,118,816
FTD Cos., Inc. (a)	1,663	41,076
Groupon, Inc. Class A (a)	44,255	120,374
Lands’ End, Inc. (a)	1,579	34,391
Liberty Media Corp. Series A (a)	12,092	475,578
Liberty TripAdvisor Holdings, Inc. Class A (a)	6,446	143,939
Netflix, Inc. (a)	36,320	3,335,629
NutriSystem, Inc.	2,624	51,981
Overstock.com, Inc. (a)	1,556	18,454
PetMed Express, Inc.	1,924	34,671
priceline.com, Inc. (a)	4,550	4,845,614
Shutterfly, Inc. (a)	3,245	135,154
TripAdvisor, Inc. (a)	10,620	708,991

	Shares	Value
Wayfair, Inc. Class A (a)	1,978	$89,406

		32,193,789

TOTAL INTERNET & CATALOG RETAIL		33,387,701

LEISURE PRODUCTS – 1.2%
Leisure Products – 1.2%
Arctic Cat, Inc.	1,158	14,255
Brunswick Corp.	8,257	329,041
Callaway Golf Co.	7,173	62,477
Hasbro, Inc.	10,101	750,302
Mattel, Inc.	30,446	840,005
Nautilus, Inc. (a)	2,713	52,849
Polaris Industries, Inc.	5,654	417,491
Smith & Wesson Holding Corp. (a)	4,878	105,170
Sturm, Ruger & Co., Inc.	1,715	100,928
Vista Outdoor, Inc. (a)	5,688	274,219

TOTAL LEISURE PRODUCTS		2,946,737

MEDIA – 24.0%
Advertising – 1.0%
Clear Channel Outdoor Holding, Inc. Class A	3,922	19,806
Harte-Hanks, Inc.	4,176	14,282
Interpublic Group of Companies, Inc.	36,896	827,946
National CineMedia, Inc.	5,581	87,287
Omnicom Group, Inc.	21,793	1,598,517

		2,547,838

Broadcasting – 2.3%
CBS Corp. Class B (non-vtg.)	39,899	1,895,203
Discovery Communications, Inc. Class A (a)	13,436	370,699
Discovery Communications, Inc. Class C (non-vtg.) (a)	24,634	670,291
E.W. Scripps Co. Class A	4,882	92,660
Entercom Communications Corp. Class A (a)	2,029	21,284
Entravision Communications Corp. Class A	5,779	43,111
Gray Television, Inc. (a)	5,667	74,521
Liberty Media Corp. (a)	18,100	644,179
Liberty Media Corp. Class A (a)	8,254	302,261
Media General, Inc. (a)	7,448	120,956
Nexstar Broadcasting Group, Inc. Class A	2,870	129,753
Scripps Networks Interactive, Inc. Class A	6,756	411,913
Sinclair Broadcast Group, Inc. Class A	5,970	197,010
TEGNA, Inc.	19,352	464,642
Tribune Media Co. Class A	7,219	237,866

		5,676,349

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	18

Common Stocks – continued
	Shares	Value
MEDIA – continued
Cable & Satellite – 9.8%
AMC Networks, Inc. Class A (a)	5,481	$398,962
Cable One, Inc.	448	192,635
Cablevision Systems Corp. – NY Group Class A	17,998	574,316
Charter Communications, Inc. Class A (a)	7,546	1,293,082
Comcast Corp. Class A	222,794	12,411,854
DISH Network Corp. Class A (a)	20,181	974,137
Liberty Broadband Corp. Class A (a)	2,117	100,769
Liberty Broadband Corp. Class C (a)	6,061	284,867
Liberty Global PLC LiLAC Series A (a)	1,158	40,762
Liberty Global PLC LiLAC Series C (a)	2,795	102,996
Liberty Global PLC Series A (a)	22,699	781,073
Liberty Global PLC Series C (a)	54,911	1,829,085
Loral Space & Communications Ltd. (a)	1,265	43,706
MSG Networks, Inc. (a)	5,020	87,800
Sirius XM Holdings, Inc. (a)	217,227	803,740
Starz – Liberty Capital Series A (a)	7,901	224,625
Time Warner Cable, Inc.	25,394	4,621,962

		24,766,371

Movies & Entertainment – 10.4%
AMC Entertainment Holdings, Inc.	2,000	43,600
Carmike Cinemas, Inc. (a)	2,258	50,082
Cinemark Holdings, Inc.	9,396	277,088
DreamWorks Animation SKG, Inc. Class A (a)	6,698	171,737
Global Eagle Entertainment, Inc. (a)	3,556	35,916
IMAX Corp. (a)	5,690	176,731
Lions Gate Entertainment Corp.	9,339	244,215
Live Nation Entertainment, Inc. (a)	13,658	310,037
Regal Entertainment Group Class A	7,758	133,825
Rentrak Corp. (a)	923	41,046
The Madison Square Garden Co. (a)	1,682	259,163
The Walt Disney Co.	143,876	13,786,198
Time Warner, Inc.	73,188	5,155,363
Twenty-First Century Fox, Inc. Class A	109,580	2,955,373
Twenty-First Century Fox, Inc. Class B	39,443	1,068,905
Viacom, Inc. Class B (non-vtg.)	31,196	1,423,785
World Wrestling Entertainment, Inc. Class A	3,102	55,526

		26,188,590

Publishing – 0.5%
Gannett Co., Inc.	9,861	146,337
John Wiley & Sons, Inc. Class A	4,232	176,898
Meredith Corp.	3,400	143,854
New Media Investment Group, Inc.	3,862	66,890
News Corp. Class A	34,266	444,430
Scholastic Corp.	2,170	74,496
The New York Times Co. Class A	11,825	156,326
Time, Inc.	9,912	148,680

	Shares	Value
Tribune Publishing Co.	2,040	$19,054

		1,376,965

TOTAL MEDIA		60,556,113

MULTILINE RETAIL – 4.3%
Department Stores – 1.2%
Dillard’s, Inc. Class A	2,140	150,677
J.C. Penney Co., Inc. (a)	26,114	189,588
Kohl’s Corp.	17,782	884,655
Macy’s, Inc.	29,725	1,201,187
Nordstrom, Inc.	12,701	623,619
Sears Holdings Corp. (a)	2,445	41,443

		3,091,169

General Merchandise Stores – 3.1%
Big Lots, Inc.	4,707	182,537
Dollar General Corp.	26,450	1,985,337
Dollar Tree, Inc. (a)	20,031	1,628,921
Fred’s, Inc. Class A	3,173	52,354
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,119	25,010
Target Corp.	53,578	3,880,119
Tuesday Morning Corp. (a)	4,253	23,689

		7,777,967

TOTAL MULTILINE RETAIL		10,869,136

SPECIALTY RETAIL – 19.8%
Apparel Retail – 4.9%
Abercrombie & Fitch Co. Class A	6,310	165,574
American Eagle Outfitters, Inc.	16,738	245,044
Ascena Retail Group, Inc. (a)	15,773	116,405
Boot Barn Holdings, Inc. (a)	1,057	6,427
Burlington Stores, Inc. (a)	6,762	363,322
Caleres, Inc.	3,788	101,821
Chico’s FAS, Inc.	11,879	123,423
Citi Trends, Inc.	1,457	30,102
DSW, Inc. Class A	7,347	176,401
Express, Inc. (a)	6,924	117,431
Finish Line, Inc. Class A	4,030	76,328
Foot Locker, Inc.	12,516	845,581
Francescas Holdings Corp. (a)	3,601	65,646
Gap, Inc.	22,559	557,658
Genesco, Inc. (a)	2,175	143,855
Guess?, Inc.	5,851	108,478
L Brands, Inc.	22,276	2,141,837
Ross Stores, Inc.	37,150	2,090,059
Shoe Carnival, Inc.	1,442	33,440
Stage Stores, Inc.	3,028	25,132
Stein Mart, Inc.	2,762	20,328
Tailored Brands, Inc.	3,818	52,345
The Buckle, Inc.	2,676	76,052
The Cato Corp. Class A	2,375	95,784
The Children’s Place Retail Stores, Inc.	1,876	122,128

See accompanying notes which are an integral part of the financial statements.

19	Semiannual Report

Fidelity MSCI Consumer Discretionary Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
SPECIALTY RETAIL – continued
Apparel Retail – continued
TJX Companies, Inc.	60,519	$4,311,374
Urban Outfitters, Inc. (a)	8,340	190,819
Zumiez, Inc. (a)	44	797

		12,403,591

Automotive Retail – 3.2%
Advance Auto Parts, Inc.	6,576	999,881
America’s Car Mart, Inc. (a)	746	17,501
Asbury Automotive Group, Inc. (a)	2,075	97,691
AutoNation, Inc. (a)	6,625	286,531
AutoZone, Inc. (a)	2,771	2,126,438
CarMax, Inc. (a)	18,696	825,989
CST Brands, Inc.	6,787	262,928
Group 1 Automotive, Inc.	2,174	116,635
Lithia Motors, Inc. Class A	2,138	163,707
Monro Muffler Brake, Inc.	2,877	189,163
Murphy USA, Inc. (a)	4,220	244,127
O’Reilly Automotive, Inc. (a)	8,918	2,326,706
Penske Automotive Group, Inc.	4,079	127,958
Sonic Automotive, Inc. Class A	2,969	50,829
The Pep Boys – Manny, Moe & Jack (a)	4,350	80,432
TravelCenters of America LLC (a)	3,019	21,103

		7,937,619

Computer & Electronics Retail – 0.4%
Best Buy Co., Inc.	28,542	797,178
Conn’s, Inc. (a)	1,660	20,451
GameStop Corp. Class A	9,625	252,272

		1,069,901

Home Improvement Retail – 8.2%
Home Depot, Inc.	115,220	14,490,067
Lowe’s Companies, Inc.	83,026	5,949,643
Lumber Liquidators Holdings, Inc. (a)	2,430	31,371
Tile Shop Holdings, Inc. (a)	2,522	38,108

		20,509,189

Homefurnishing Retail – 0.6%
Aarons, Inc. Class A	5,892	134,809
Bed Bath & Beyond, Inc. (a)	15,264	658,947
Haverty Furniture Companies, Inc.	1,712	32,442
Kirkland’s, Inc.	1,492	17,650
Mattress Firm Holding Corp. (a)	1,427	52,086
Pier 1 Imports, Inc.	261	1,049
Restoration Hardware Holdings, Inc. (a)	3,441	212,034
Select Comfort Corp. (a)	4,611	97,108
Williams-Sonoma, Inc.	7,742	399,952

		1,606,077

Specialty Stores – 2.5%
Barnes & Noble Education, Inc. (a)	3,539	39,000
Barnes & Noble, Inc.	5,556	48,726
Big 5 Sporting Goods Corp.	1,768	21,516
Cabela’s, Inc. Class A (a)	4,736	199,243

	Shares	Value
Dick’s Sporting Goods, Inc.	8,439	$329,796
Five Below, Inc. (a)	4,923	173,437
GNC Holdings, Inc. Class A	7,623	213,520
Hibbett Sports, Inc. (a)	2,204	70,881
MarineMax, Inc. (a)	2,369	40,060
Office Depot, Inc. (a)	44,430	228,814
Outerwall, Inc.	1,646	55,635
Party City Holdings, Inc. (a)	2,755	26,531
Sally Beauty Holdings, Inc. (a)	14,106	388,761
Signet Jewelers Ltd.	6,797	788,452
Sportsman’s Warehouse Holdings, Inc. (a)	2,348	30,782
Staples, Inc.	57,840	515,933
The Container Store Group, Inc. (a)	30	130
The Michaels Cos., Inc. (a)	7,522	163,980
Tiffany & Co., Inc.	11,564	738,246
Tractor Supply Co.	12,197	1,077,117
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	5,480	992,812
Vitamin Shoppe, Inc. (a)	2,690	81,857
Winmark Corp.	231	21,797

		6,247,026

TOTAL SPECIALTY RETAIL		49,773,403

TEXTILES, APPAREL & LUXURY GOODS – 7.0%
Apparel, Accessories & Luxury Goods – 3.7%
Carter’s, Inc.	4,704	457,323
Coach, Inc.	24,878	921,730
Columbia Sportswear Co.	2,541	140,212
Fossil Group, Inc. (a)	3,923	127,890
G-III Apparel Group Ltd. (a)	3,643	179,818
Hanesbrands, Inc.	36,147	1,105,014
Iconix Brand Group, Inc. (a)	4,342	28,831
Kate Spade & Co. (a)	11,583	206,293
lululemon athletica, Inc. (a)	10,149	629,948
Michael Kors Holdings Ltd. (a)	17,396	694,100
Movado Group, Inc.	1,511	38,833
Oxford Industries, Inc.	1,373	95,918
PVH Corp.	7,434	545,507
Ralph Lauren Corp.	5,377	604,913
Sequential Brands Group, Inc. (a)	3,370	21,703
Tumi Holdings, Inc. (a)	5,179	89,545
Under Armour, Inc. Class A (a)	16,160	1,380,549
Vera Bradley, Inc. (a)	2,001	29,575
VF Corp.	30,580	1,914,308

		9,212,010

Footwear – 3.3%
Crocs, Inc. (a)	6,699	61,698
Deckers Outdoor Corp. (a)	2,929	144,868
NIKE, Inc. Class B	121,664	7,544,385
Skechers U.S.A., Inc. Class A (a)	11,309	318,801
Steven Madden Ltd. (a)	5,113	165,099

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	20

Common Stocks – continued
	Shares	Value
TEXTILES, APPAREL & LUXURY GOODS – continued
Footwear – continued
Wolverine World Wide, Inc.	9,340	$157,939

		8,392,790

Textiles – 0.0%
Unifi, Inc. (a)	1,390	33,179

TOTAL TEXTILES, APPAREL & LUXURY GOODS		17,637,979

TOTAL COMMON STOCKS (Cost $277,096,830)		251,332,909

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $165,043)	165,043	$165,043

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $277,261,873)		251,497,952

NET OTHER ASSETS (LIABILITIES) – 0.1%		173,537

NET ASSETS – 100%		$251,671,489

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$251,332,909	$251,332,909	$—	$—
Money Market Funds	165,043	165,043	—	—

Total Investments in Securities:	$251,497,952	$251,497,952	$—	$—

See accompanying notes which are an integral part of the financial statements.

21	Semiannual Report

Fidelity MSCI Consumer Staples Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BEVERAGES – 22.0%
Brewers – 0.9%
Molson Coors Brewing Co. Class B	24,615	$2,227,165
The Boston Beer Co., Inc. Class A (a)	327	58,615

		2,285,780

Distillers & Vintners – 2.0%
Brown-Forman Corp. Class B	15,667	1,532,859
Constellation Brands, Inc. Class A	23,002	3,507,345

		5,040,204

Soft Drinks – 19.1%
Coca-Cola Bottling Co. Consolidated	806	141,776
Coca-Cola Enterprises, Inc.	29,200	1,355,464
Dr Pepper Snapple Group, Inc.	25,605	2,402,773
Monster Beverage Corp. (a)	19,276	2,602,838
National Beverage Corp. (a)	2,158	89,212
PepsiCo, Inc.	195,281	19,391,403
The Coca-Cola Co.	549,212	23,572,179

		49,555,645

TOTAL BEVERAGES		56,881,629

FOOD & STAPLES RETAILING – 22.2%
Drug Retail – 9.5%
CVS Health Corp.	148,230	14,317,536
Rite Aid Corp. (a)	138,195	1,076,539
Walgreens Boots Alliance, Inc.	116,340	9,274,625

		24,668,700

Food Distributors – 1.4%
Sysco Corp.	79,620	3,169,672
The Andersons, Inc.	4,554	133,478
The Chefs’ Warehouse, Inc. (a)	4,719	62,055
United Natural Foods, Inc. (a)	7,400	259,148

		3,624,353

Food Retail – 3.1%
Casey’s General Stores, Inc.	5,398	651,754
Ingles Markets, Inc. Class A	2,253	86,425
Natural Grocers by Vitamin Cottage, Inc. (a)	2,559	46,088
Smart & Final Stores, Inc. (a)	5,529	88,906
Sprouts Farmers Market, Inc. (a)	20,532	468,130
SUPERVALU, Inc. (a)	34,313	156,124
The Fresh Market, Inc. (a)	7,163	137,243
The Kroger Co.	124,333	4,825,364
Village Super Market, Inc. Class A	1,943	51,023
Weis Markets, Inc.	2,250	91,395
Whole Foods Market, Inc.	48,444	1,419,894

		8,022,346

Hypermarkets & Super Centers – 8.2%
Costco Wholesale Corp.	58,518	8,843,240
PriceSmart, Inc.	2,946	225,546

	Shares	Value
Wal-Mart Stores, Inc.	182,282	$12,096,233

		21,165,019

TOTAL FOOD & STAPLES RETAILING		57,480,418

FOOD PRODUCTS – 19.6%
Agricultural Products – 2.1%
Alico, Inc.	1,279	38,843
Archer-Daniels-Midland Co.	75,996	2,686,459
Bunge Ltd.	19,540	1,211,675
Darling Ingredients, Inc. (a)	24,821	223,141
Fresh Del Monte Produce, Inc.	5,171	211,029
Ingredion, Inc.	9,747	981,718

		5,352,865

Packaged Foods & Meats – 17.5%
Amplify Snack Brands, Inc. (a)	4,870	52,596
B&G Foods, Inc.	8,425	306,839
Blue Buffalo Pet Products, Inc. (a)	6,696	113,966
Cal-Maine Foods, Inc.	4,572	230,749
Calavo Growers, Inc.	2,469	127,771
Campbell Soup Co.	25,219	1,422,604
ConAgra Foods, Inc.	57,920	2,411,789
Dean Foods Co.	13,842	276,563
Diamond Foods, Inc. (a)	4,253	156,085
Farmer Bros Co. (a)	2,046	57,022
Flowers Foods, Inc.	26,405	542,359
Freshpet, Inc. (a)	7,166	42,566
General Mills, Inc.	80,087	4,525,716
Hormel Foods Corp.	19,628	1,578,287
J&J Snack Foods Corp.	2,226	240,363
John B Sanfilippo & Son, Inc.	1,557	93,404
Kellogg Co.	35,542	2,610,204
Keurig Green Mountain, Inc.	15,642	1,396,049
Lancaster Colony Corp.	2,787	283,382
Landec Corp. (a)	5,409	65,070
McCormick & Co., Inc. (non-vtg.)	15,711	1,382,097
Mead Johnson Nutrition Co.	27,310	1,979,702
Mondelez International, Inc. Class A	214,535	9,246,459
Omega Protein Corp. (a)	3,253	73,485
Pinnacle Foods, Inc.	15,326	657,332
Post Holdings, Inc. (a)	8,524	498,654
Sanderson Farms, Inc.	2,998	243,498
Seaboard Corp. (a)	48	138,096
Seneca Foods Corp. Class A (a)	1,827	50,480
Snyders-Lance, Inc.	7,393	233,397
The Hain Celestial Group, Inc. (a)	14,371	522,817
The Hershey Co.	20,340	1,792,157
The JM Smucker Co.	15,312	1,964,836
The Kraft Heinz Co.	80,846	6,310,839
The WhiteWave Foods Co. (a)	24,052	907,963
Tootsie Roll Industries, Inc.	3,317	108,864
TreeHouse Foods, Inc. (a)	7,592	602,501

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	22

Common Stocks – continued
	Shares	Value
FOOD PRODUCTS – continued
Packaged Foods & Meats – continued
Tyson Foods, Inc. Class A	40,861	$2,180,343

		45,426,904

TOTAL FOOD PRODUCTS		50,779,769

HOUSEHOLD PRODUCTS – 18.6%
Household Products – 18.6%
Central Garden and Pet Co. (a)	3,425	46,203
Central Garden and Pet Co. Class A (a)	6,344	87,674
Church & Dwight Co., Inc.	17,716	1,488,144
Colgate-Palmolive Co.	113,922	7,693,153
Energizer Holdings, Inc.	8,283	265,387
HRG Group, Inc. (a)	14,245	172,934
Kimberly-Clark Corp.	48,566	6,236,846
Spectrum Brands Holdings, Inc.	3,834	364,383
The Clorox Co.	17,301	2,232,694
The Procter & Gamble Co.	360,503	29,449,490
WD-40 Co.	2,178	224,988

TOTAL HOUSEHOLD PRODUCTS		48,261,896

PERSONAL PRODUCTS – 1.8%
Personal Products – 1.8%
Avon Products, Inc.	66,451	225,269
Edgewell Personal Care Co.	8,385	620,574
Elizabeth Arden, Inc. (a)	6,194	49,552
Herbalife Ltd. (a)	9,776	451,749
Inter Parfums, Inc.	3,245	87,128
Medifast, Inc.	1,207	35,039
Natural Health Trends Corp.	1,076	21,466
Nu Skin Enterprises, Inc. Class A	8,500	269,025

	Shares	Value
Revlon, Inc. Class A (a)	2,610	$77,595
The Estee Lauder Cos., Inc. Class A	30,277	2,581,114
USANA Health Sciences, Inc. (a)	967	122,713

TOTAL PERSONAL PRODUCTS		4,541,224

TOBACCO – 15.7%
Tobacco – 15.7%
Altria Group, Inc.	260,725	15,932,905
Philip Morris International, Inc.	205,951	18,537,649
Reynolds American, Inc.	114,459	5,717,227
Universal Corp.	3,341	182,853
Vector Group Ltd.	13,330	310,856

TOTAL TOBACCO		40,681,490

TOTAL COMMON STOCKS (Cost $256,015,804)		258,626,426

Money Market Funds – 0.0%

SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $80,827)	80,827	80,827

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $256,096,631)		258,707,253

NET OTHER ASSETS (LIABILITIES) – 0.1%		347,167

NET ASSETS – 100%		$259,054,420

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$258,626,426	$258,626,426	$—	$—
Money Market Funds	80,827	80,827	—	—

Total Investments in Securities:	$258,707,253	$258,707,253	$—	$—

See accompanying notes which are an integral part of the financial statements.

23	Semiannual Report

Fidelity MSCI Energy Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
ENERGY EQUIPMENT & SERVICES – 17.8%
Oil & Gas Drilling – 1.5%
Atwood Oceanics, Inc.	14,242	$87,303
Diamond Offshore Drilling, Inc.	17,590	326,998
Ensco PLC Class A	54,462	532,638
Helmerich & Payne, Inc.	28,311	1,438,199
Nabors Industries Ltd.	67,468	496,565
Noble Corp. PLC	56,312	438,670
Parker Drilling Co. (a)	29,261	40,088
Patterson-UTI Energy, Inc.	35,773	514,416
Rowan Cos. PLC Class A	31,133	393,832
Transocean Partners LLC	5,318	42,757
Unit Corp. (a)	11,178	116,587

		4,428,053

Oil & Gas Equipment & Services – 16.3%
Archrock, Inc.	15,415	92,490
Baker Hughes, Inc.	104,602	4,551,233
Bristow Group, Inc.	8,034	186,871
C&J Energy Services Ltd. (a)	11,224	27,611
Cameron International Corp. (a)	46,684	3,065,271
CARBO Ceramics, Inc.	4,877	80,714
Core Laboratories N.V.	11,730	1,154,232
Dril-Quip, Inc. (a)	11,953	700,924
Era Group, Inc. (a)	7,838	71,953
Exterran Corp. (a)	7,661	126,560
Fairmount Santrol Holdings, Inc. (a)	9,826	24,074
FMC Technologies, Inc. (a)	57,557	1,447,559
Forum Energy Technologies, Inc. (a)	14,713	164,933
Frank’s International N.V.	16,664	243,794
Geospace Technologies Corp. (a)	3,556	38,440
Halliburton Co.	202,979	6,452,702
Helix Energy Solutions Group, Inc. (a)	23,597	95,096
Hornbeck Offshore Services, Inc. (a)	7,651	62,203
Matrix Service Co. (a)	8,232	156,079
McDermott International, Inc. (a)	55,774	153,936
National Oilwell Varco, Inc.	94,101	3,062,047
Natural Gas Services Group, Inc. (a)	5,401	102,187
Newpark Resources, Inc. (a)	19,649	95,691
Oceaneering International, Inc.	27,065	916,150
Oil States International, Inc. (a)	17,639	497,949
PHI, Inc. (non-vtg.) (a)	3,554	64,434
RigNet, Inc. (a)	4,061	59,250
RPC, Inc.	16,916	210,942
Schlumberger Ltd.	294,693	21,297,463
SEACOR Holdings, Inc. (a)	5,282	243,025
Superior Energy Services, Inc.	36,348	374,748
Tesco Corp.	8,123	55,236
TETRA Technologies, Inc. (a)	19,797	122,543
Tidewater, Inc.	10,926	58,017
US Silica Holdings, Inc.	12,855	239,746

	Shares	Value
Weatherford International PLC (a)	179,173	$1,207,626

		47,503,729

TOTAL ENERGY EQUIPMENT & SERVICES		51,931,782

OIL, GAS & CONSUMABLE FUELS – 82.1%
Coal & Consumable Fuels – 0.1%
CONSOL Energy, Inc.	42,461	337,140
Peabody Energy Corp.	4,292	19,100
Solazyme, Inc. (a)	14,711	24,273

		380,513

Integrated Oil & Gas – 40.3%
Chevron Corp.	436,291	37,726,083
Exxon Mobil Corp.	862,139	67,117,521
Occidental Petroleum Corp.	179,016	12,321,671

		117,165,275

Oil & Gas Exploration & Production – 23.5%
Anadarko Petroleum Corp.	121,836	4,762,569
Antero Resources Corp. (a)	19,298	524,327
Apache Corp.	90,891	3,866,503
Bill Barrett Corp. (a)	11,647	43,094
Bonanza Creek Energy, Inc. (a)	9,941	28,332
Cabot Oil & Gas Corp.	101,930	2,115,048
California Resources Corp.	71,767	102,627
Callon Petroleum Co. (a)	17,353	118,868
Carrizo Oil & Gas, Inc. (a)	12,640	342,923
Chesapeake Energy Corp.	138,455	469,362
Cimarex Energy Co.	23,722	2,206,146
Clayton Williams Energy, Inc. (a)	1,428	24,533
Cobalt International Energy, Inc. (a)	76,375	289,461
Concho Resources, Inc. (a)	31,421	2,989,080
ConocoPhillips	289,339	11,307,368
Continental Resources, Inc. (a)	21,563	455,195
Denbury Resources, Inc.	83,013	129,500
Devon Energy Corp.	91,279	2,546,684
Diamondback Energy, Inc. (a)	17,883	1,351,061
Eclipse Resources Corp. (a)	13,541	16,385
Energen Corp.	21,073	743,245
EOG Resources, Inc.	129,306	9,183,312
EQT Corp.	38,026	2,347,725
EXCO Resources, Inc. (a)	44,038	52,405
Gran Tierra Energy, Inc. (a)	66,836	153,054
Gulfport Energy Corp. (a)	25,416	751,043
Halcon Resources Corp. (a)	18,394	10,117
Hess Corp.	63,870	2,714,475
Jones Energy, Inc. Class A (a)	7,115	15,013
Kosmos Energy Ltd. (a)	31,546	144,165
Laredo Petroleum, Inc. (a)	37,190	288,594
LinnCo LLC	29,907	29,614
Marathon Oil Corp.	156,459	1,522,346
Matador Resources Co. (a)	20,136	322,780

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	24

Common Stocks – continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS – continued
Oil & Gas Exploration & Production – continued
Memorial Resource Development Corp. (a)	29,132	$463,490
Murphy Oil Corp.	38,137	747,867
Newfield Exploration Co. (a)	41,447	1,204,864
Noble Energy, Inc.	104,485	3,382,179
Northern Oil and Gas, Inc. (a)	11,784	38,887
Oasis Petroleum, Inc. (a)	36,481	195,173
Parsley Energy, Inc. Class A (a)	30,138	580,458
PDC Energy, Inc. (a)	12,292	699,046
Pioneer Natural Resources Co.	38,714	4,798,600
QEP Resources, Inc.	40,864	523,877
Range Resources Corp.	39,321	1,162,329
Rice Energy, Inc. (a)	5,339	62,306
RSP Permian, Inc. (a)	15,935	375,269
Sanchez Energy Corp. (a)	9,716	35,172
SM Energy Co.	15,803	220,926
Southwestern Energy Co. (a)	88,846	789,841
Stone Energy Corp. (a)	13,655	42,057
Synergy Resources Corp. (a)	25,777	163,426
Ultra Petroleum Corp. (a)	35,714	80,714
W&T Offshore, Inc. (a)	8,827	17,213
Whiting Petroleum Corp. (a)	47,219	347,060
WPX Energy, Inc. (a)	54,364	294,653

		68,192,361

Oil & Gas Refining & Marketing – 10.9%
Alon USA Energy, Inc.	9,460	119,007
Clean Energy Fuels Corp. (a)	17,259	46,254
CVR Energy, Inc.	9,060	317,281
Delek US Holdings, Inc.	23,000	391,460
Green Plains, Inc.	17,876	338,750
HollyFrontier Corp.	45,643	1,596,136
Marathon Petroleum Corp.	128,045	5,351,001
Par Pacific Holdings, Inc. (a)	7,813	186,887
PBF Energy, Inc. Class A	26,704	934,373
Phillips 66	126,410	10,131,761
Renewable Energy Group, Inc. (a)	11,128	77,117
REX American Resources Corp. (a)	3,050	162,962
Tesoro Corp.	30,454	2,657,111

	Shares	Value
Valero Energy Corp.	117,439	$7,970,585
Western Refining, Inc.	21,250	699,125
World Fuel Services Corp.	20,504	798,631

		31,778,441

Oil & Gas Storage & Transportation – 7.3%
Cheniere Energy, Inc. (a)	51,926	1,560,376
Columbia Pipeline Group, Inc.	99,259	1,841,255
Enbridge Energy Management LLC (a)	16,360	285,482
EnLink Midstream LLC	11,519	145,715
Gener8 Maritime, Inc. (a)	3,910	26,314
Kinder Morgan, Inc.	436,619	7,182,383
ONEOK, Inc.	51,787	1,290,014
Plains GP Holdings LP Class A	51,672	413,376
SemGroup Corp. Class A	10,501	232,492
Spectra Energy Corp.	161,310	4,427,960
Tallgrass Energy GP LP	11,290	174,995
Targa Resources Corp.	12,320	276,830
The Williams Cos., Inc.	169,163	3,264,846

		21,122,038

TOTAL OIL, GAS & CONSUMABLE FUELS		238,638,628

TOTAL COMMON STOCKS (Cost $398,250,184)		290,570,410

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $265,295)	265,295	265,295

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $398,515,479)		290,835,705

NET OTHER ASSETS (LIABILITIES) – 0.0%		(70,479)

NET ASSETS – 100%		$290,765,226

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$290,570,410	$290,570,410	$—	$—
Money Market Funds	265,295	265,295	—	—

Total Investments in Securities:	$290,835,705	$290,835,705	$—	$—

See accompanying notes which are an integral part of the financial statements.

25	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BANKS – 33.2%
Diversified Banks – 22.9%
Bank of America Corp.	625,556	$8,845,362
Citigroup, Inc.	180,378	7,680,495
Comerica, Inc.	10,642	365,021
JPMorgan Chase & Co.	221,612	13,185,914
US Bancorp	105,544	4,228,093
Wells Fargo & Co.	292,241	14,679,265

		48,984,150

Regional Banks – 10.3%
1st Source Corp.	790	23,874
Ameris Bancorp	1,967	56,905
Arrow Financial Corp.	757	20,833
Associated Banc-Corp	8,985	157,687
Banc of California, Inc.	1,976	29,838
Bancfirst Corp.	428	23,942
BancorpSouth, Inc.	5,170	107,950
Bank of Hawaii Corp.	2,655	159,114
Bank of the Ozarks, Inc.	4,786	212,211
BankUnited, Inc.	6,185	208,434
Banner Corp.	1,264	52,456
BB&T Corp.	46,734	1,526,332
BBCN Bancorp, Inc.	4,881	74,191
Berkshire Hills Bancorp, Inc.	1,755	48,754
Blue Hills Bancorp, Inc.	1,838	27,019
BNC Bancorp	2,178	50,573
BOK Financial Corp.	1,508	75,415
Boston Private Financial Holdings, Inc.	5,050	52,267
Bridge Bancorp, Inc.	923	26,869
Brookline Bancorp, Inc.	4,323	48,245
Bryn Mawr Bank Corp.	820	21,509
Camden National Corp.	498	20,901
Capital Bank Financial Corp. Class A	1,697	51,674
Cardinal Financial Corp.	1,955	37,282
Cascade Bancorp (a)	1,952	10,541
Cathay General Bancorp	4,768	133,504
Centerstate Banks, Inc.	2,832	40,186
Central Pacific Financial Corp.	1,891	39,616
Chemical Financial Corp.	2,272	72,386
CIT Group, Inc.	10,408	305,475
Citizens Financial Group, Inc.	31,750	674,687
City Holding Co.	946	42,059
CoBiz Financial, Inc.	2,270	24,947
Columbia Banking System, Inc.	3,516	104,179
Commerce Bancshares, Inc.	5,266	216,591
Community Bank System, Inc.	2,627	98,880
Community Trust Bancorp, Inc.	1,009	35,154
ConnectOne Bancorp, Inc.	1,748	29,069
Cullen/Frost Bankers, Inc.	3,451	165,165
Customers Bancorp, Inc. (a)	1,623	40,737
CVB Financial Corp.	6,134	93,912
Eagle Bancorp, Inc. (a)	1,791	84,607

	Shares	Value
East West Bancorp, Inc.	8,595	$278,650
Enterprise Financial Services Corp.	1,176	33,387
FCB Financial Holdings, Inc. Class A (a)	2,047	68,820
Fidelity Southern Corp.	1,016	16,053
Fifth Third Bancorp	48,662	768,860
First BanCorp (a)	7,058	18,351
First BanCorp/NC	1,118	20,963
First Busey Corp.	1,471	27,111
First Citizens BancShares, Inc. Class A	425	104,575
First Commonwealth Financial Corp.	5,395	47,098
First Community Bancshares, Inc.	978	18,142
First Financial Bancorp	3,820	61,120
First Financial Bankshares, Inc.	3,147	82,200
First Financial Corp.	562	18,574
First Horizon National Corp.	13,940	177,456
First Interstate Bancsystem, Inc. Class A	1,293	34,846
First Merchants Corp.	2,339	53,470
First Midwest Bancorp, Inc.	4,734	82,514
First NBC Bank Holding Co. (a)	947	29,726
First Niagara Financial Group, Inc.	21,199	207,538
First Republic Bank	8,558	581,944
FirstMerit Corp.	9,888	191,629
Flushing Financial Corp.	1,640	36,080
FNB Corp.	10,589	127,597
Fulton Financial Corp.	10,461	134,424
German American Bancorp, Inc.	740	23,547
Glacier Bancorp, Inc.	4,505	106,273
Great Southern Bancorp, Inc.	592	23,485
Great Western Bancorp, Inc.	3,133	81,834
Hancock Holding Co.	4,717	113,019
Hanmi Financial Corp.	1,967	42,684
Heartland Financial USA, Inc.	1,005	30,100
Heritage Financial Corp.	1,741	31,530
Hilltop Holdings, Inc. (a)	4,575	73,063
Home BancShares, Inc.	3,697	143,111
HomeTrust Bancshares, Inc. (a)	1,197	22,144
Huntington Bancshares, Inc.	48,431	415,538
Iberiabank Corp.	2,451	117,280
Independent Bank Corp.	1,526	69,753
Independent Bank Group, Inc.	612	18,305
International Bancshares Corp.	3,423	79,379
Investors Bancorp, Inc.	20,640	241,282
KeyCorp	50,315	561,515
Lakeland Bancorp, Inc.	2,543	28,507
Lakeland Financial Corp.	1,047	45,848
LegacyTexas Financial Group, Inc.	2,740	53,512
Live Oak Bancshares, Inc.	851	12,118
M&T Bank Corp.	8,647	952,726
MainSource Financial Group, Inc.	1,235	27,392
MB Financial, Inc.	4,576	142,405
Metro Bancorp, Inc.	672	19,165
National Bank Holdings Corp. Class A	1,845	36,328
National Penn Bancshares, Inc.	8,486	96,740

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	26

Common Stocks – continued
	Shares	Value
BANKS – continued
Regional Banks – continued
NBT Bancorp, Inc.	2,706	$70,085
NewBridge Bancorp	1,919	21,723
OFG Bancorp	2,685	15,090
Old National Bancorp	6,847	84,355
Opus Bank	1,208	39,852
Pacific Premier Bancorp, Inc. (a)	1,234	25,334
PacWest Bancorp	6,819	250,325
Park National Corp.	771	67,933
People’s United Financial, Inc.	18,754	269,495
Peoples Bancorp, Inc.	1,068	18,327
Pinnacle Financial Partners, Inc.	2,052	102,292
Popular, Inc.	6,187	155,541
Preferred Bank	719	23,367
PrivateBancorp, Inc.	4,525	170,276
Prosperity Bancshares, Inc.	4,046	171,550
Regions Financial Corp.	79,271	643,681
Renasant Corp.	2,304	73,152
Republic Bancorp, Inc. Class A	642	17,148
S&T Bancorp, Inc.	2,034	54,938
Sandy Spring Bancorp, Inc.	1,464	38,942
Seacoast Banking Corp. of Florida (a)	1,516	22,467
ServisFirst Bancshares, Inc.	1,314	52,652
Signature Bank (a)	3,052	425,266
Simmons First National Corp. Class A	1,709	75,726
South State Corp.	1,438	96,130
Southside Bancshares, Inc.	1,418	31,948
State Bank Financial Corp.	2,148	41,370
Sterling Bancorp/DE	7,043	110,646
Stock Yards Bancorp, Inc.	888	34,703
SunTrust Banks, Inc.	30,853	1,128,603
SVB Financial Group (a)	3,080	312,066
Synovus Financial Corp.	7,877	240,485
Talmer Bancorp, Inc. Class A	4,027	64,674
TCF Financial Corp.	9,681	116,269
Texas Capital Bancshares, Inc. (a)	2,754	98,318
The Bancorp, Inc. (a)	2,197	9,887
The PNC Financial Services Group, Inc.	30,798	2,668,647
Tompkins Financial Corp.	799	44,760
Towne Bank	2,502	47,713
Trico Bancshares	1,326	33,826
TriState Capital Holdings Inc. (a)	1,391	16,553
Trustmark Corp.	3,994	86,430
UMB Financial Corp.	2,502	117,344
Umpqua Holdings Corp.	13,154	190,470
Union Bankshares Corp.	2,779	63,834
United Bankshares, Inc.	4,199	141,002
United Community Banks, Inc.	3,159	57,052
Univest Corp. of Pennsylvania	1,222	24,049
Valley National Bancorp	14,541	127,961
Washington Trust Bancorp, Inc.	892	35,198
Webster Financial Corp.	5,498	182,369

	Shares	Value
WesBanco, Inc.	2,122	$61,580
Westamerica BanCorp.	1,552	67,776
Western Alliance Bancorp (a)	5,242	170,784
Wilshire Bancorp, Inc.	4,455	47,178
Wintrust Financial Corp.	2,744	115,495
Yadkin Financial Corp.	1,565	36,371
Zions BanCorp.	12,193	276,537

		21,943,226

TOTAL BANKS		70,927,376

CAPITAL MARKETS – 10.6%
Asset Management & Custody Banks – 5.9%
Affiliated Managers Group, Inc. (a)	3,262	437,728
Ameriprise Financial, Inc.	10,709	970,771
Arlington Asset Investment Corp. Class A	892	9,901
Artisan Partners Asset Management, Inc. Class A	2,105	65,886
Associated Capital Group, Inc. Class A (a)	313	8,476
BlackRock, Inc.	7,354	2,311,068
Cohen & Steers, Inc.	1,253	37,866
Diamond Hill Investment Group, Inc.	186	31,443
Eaton Vance Corp.	6,944	199,015
Federated Investors, Inc. Class B	5,731	144,937
Financial Engines, Inc.	3,083	83,148
Franklin Resources, Inc.	23,982	831,216
GAMCO Investors, Inc. Class A	313	9,102
Invesco Ltd.	25,787	771,805
Janus Capital Group, Inc.	9,048	113,914
Legg Mason, Inc.	5,889	180,321
Northern Trust Corp.	13,298	825,540
NorthStar Asset Management Group, Inc.	11,731	135,376
OM Asset Management PLC	2,572	29,089
Pzena Investment Management, Inc. Class A	727	5,598
Safeguard Scientifics, Inc. (a)	1,310	17,030
SEI Investments Co.	8,424	330,558
State Street Corp.	24,472	1,363,825
T Rowe Price Group, Inc.	15,380	1,091,211
The Bank of New York Mellon Corp.	66,366	2,403,777
Virtus Investment Partners, Inc.	421	37,048
Waddell & Reed Financial, Inc. Class A	804	22,062
Westwood Holdings Group, Inc.	460	21,804
WisdomTree Investments, Inc.	7,145	85,740

		12,575,255

Diversified Capital Markets – 0.0%
HFF, Inc. Class A (a)	2,075	59,283

Investment Banking & Brokerage – 4.7%
BGC Partners, Inc. Class A	12,247	112,060
Cowen Group, Inc. Class A (a)	6,233	17,826
E*TRADE Financial Corp. (a)	17,516	412,677
Evercore Partners, Inc. Class A	2,366	106,872

See accompanying notes which are an integral part of the financial statements.

27	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
CAPITAL MARKETS – continued
Investment Banking & Brokerage – continued
Greenhill & Co., Inc.	1,678	$39,903
Houlihan Lokey, Inc.	734	17,726
Interactive Brokers Group, Inc. Class A	3,569	115,172
INTL. FCStone, Inc. (a)	922	25,991
KCG Holdings, Inc. Class A (a)	2,899	29,628
Ladenburg Thalmann Financial Services, Inc. (a)	6,092	14,316
LPL Financial Holdings, Inc.	4,538	138,046
Moelis & Co. Class A	1,088	27,679
Morgan Stanley	87,879	2,274,308
Oppenheimer Holdings, Inc. Class A	723	11,084
Piper Jaffray Cos. (a)	960	32,640
Raymond James Financial, Inc.	7,832	343,120
Stifel Financial Corp. (a)	4,022	134,576
TD Ameritrade Holding Corp.	16,381	451,788
The Charles Schwab Corp.	70,929	1,810,817
The Goldman Sachs Group, Inc.	23,350	3,772,426
Virtu Financial, Inc. Class A	2,043	46,376

		9,935,031

TOTAL CAPITAL MARKETS		22,569,569

CONSUMER FINANCE – 4.1%
Consumer Finance – 4.1%
Ally Financial, Inc. (a)	25,946	411,244
American Express Co.	54,027	2,890,445
Capital One Financial Corp.	32,493	2,132,191
Cash America International, Inc.	1,670	50,000
Credit Acceptance Corp. (a)	439	78,563
Discover Financial Services	26,113	1,195,714
Encore Capital Group, Inc. (a)	1,495	34,265
Enova International, Inc. (a)	1,578	8,789
Ezcorp, Inc. Class A (a)	2,973	9,038
First Cash Financial Services, Inc. (a)	1,677	59,534
Green Dot Corp. Class A (a)	2,337	41,528
Navient Corp.	22,356	213,723
Nelnet, Inc. Class A	1,491	48,413
OneMain Holdings, Inc. (a)	3,607	95,333
SLM Corp. (a)	25,759	164,858
Synchrony Financial (a)	49,990	1,420,716
World Acceptance Corp. (a)	405	11,721

TOTAL CONSUMER FINANCE		8,866,075

DIVERSIFIED FINANCIAL SERVICES – 8.4%
Multi-Sector Holdings – 4.5%
Berkshire Hathaway, Inc. Class B (a)	71,015	9,215,616
FNFV Group (a)	4,881	45,784
Leucadia National Corp.	19,720	326,563
PICO Holdings, Inc. (a)	1,387	12,178
Texas Pacific Land Trust	490	59,290

		9,659,431

	Shares	Value
Other Diversified Financial Services – 0.2%
Voya Financial Inc.	13,649	$417,387

Specialized Finance – 3.7%
CBOE Holdings, Inc.	4,944	329,369
CME Group, Inc.	19,230	1,727,816
FactSet Research Systems, Inc.	2,358	355,351
Intercontinental Exchange, Inc.	7,115	1,876,937
MarketAxess Holdings, Inc.	2,261	262,796
McGraw Hill Financial, Inc.	16,339	1,389,142
Moody’s Corp.	10,829	965,297
Morningstar, Inc.	1,196	96,170
MSCI, Inc.	5,947	409,391
Nasdaq, Inc.	7,128	441,936
NewStar Financial, Inc. (a)	1,234	9,452
On Deck Capital, Inc. (a)	2,065	16,355

		7,880,012

TOTAL DIVERSIFIED FINANCIAL SERVICES		17,956,830

INSURANCE – 17.6%
Insurance Brokers – 2.2%
Aon PLC	16,792	1,474,841
Arthur J Gallagher & Co.	10,393	391,193
Brown & Brown, Inc.	7,164	216,711
Marsh & McLennan Cos., Inc.	31,760	1,693,761
Willis Towers Watson PLC	7,850	898,589

		4,675,095

Life & Health Insurance – 4.3%
Aflac, Inc.	25,817	1,496,353
American Equity Investment Life Holding Co.	5,033	91,550
Citizens, Inc. (a)	2,845	18,436
CNO Financial Group, Inc.	11,468	199,543
FBL Financial Group, Inc. Class A	654	39,933
Fidelity & Guaranty Life	788	19,739
Genworth Financial, Inc. Class A (a)	32,449	90,208
Lincoln National Corp.	15,017	592,571
MetLife, Inc.	56,932	2,542,014
National Western Life Group, Inc. Class A	158	36,455
Primerica, Inc.	2,961	133,275
Principal Financial Group, Inc.	17,740	674,120
Prudential Financial, Inc.	27,018	1,893,422
StanCorp Financial Group, Inc.	2,537	290,893
Symetra Financial Corp.	4,864	155,745
Torchmark Corp.	7,483	406,626
Unum Group	14,745	422,297

		9,103,180

Multi-line Insurance – 3.2%
American Financial Group, Inc.	4,199	298,045
American International Group, Inc.	77,548	4,379,911
American National Insurance Co.	479	46,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	28

Common Stocks – continued
	Shares	Value
INSURANCE – continued
Multi-line Insurance – continued
Assurant, Inc.	3,998	$325,078
Hartford Financial Services Group, Inc.	24,912	1,000,964
Horace Mann Educators Corp.	2,515	77,261
Kemper Corp.	2,520	87,091
Loews Corp.	17,381	643,271
National General Holdings Corp.	3,022	59,805

		6,917,975

Property & Casualty Insurance – 6.7%
Allied World Assurance Co. Holdings AG	5,419	198,281
Ambac Financial Group, Inc. (a)	2,596	36,448
AMERISAFE, Inc.	1,186	60,498
Amtrust Financial Services, Inc.	2,662	152,240
Arch Capital Group Ltd. (a)	7,325	494,804
Argo Group International Holdings Ltd.	1,672	95,020
Aspen Insurance Holdings Ltd.	3,630	168,831
Assured Guaranty Ltd.	8,753	208,146
Axis Capital Holdings Ltd.	6,019	324,484
Baldwin & Lyons, Inc. Class B	593	14,665
Chubb Ltd.	27,673	3,128,986
Cincinnati Financial Corp.	9,391	541,203
Donegal Group, Inc. Class A	656	9,256
EMC Insurance Group, Inc.	550	12,793
Employers Holdings, Inc.	2,092	52,112
Erie Indemnity Co. Class A	1,524	146,472
Federated National Holding Co.	851	21,054
First American Financial Corp.	6,518	224,024
FNF Group	15,159	490,848
Global Indemnity PLC (a)	599	18,012
HCI Group, Inc.	593	19,717
Heritage Insurance Holdings, Inc.	1,556	30,840
Infinity Property & Casualty Corp.	729	57,875
James River Group Holdings Ltd.	714	24,219
Markel Corp. (a)	836	702,625
MBIA, Inc. (a)	8,572	57,090
Mercury General Corp.	458	21,265
National Interstate Corp.	489	11,995
Old Republic International Corp.	14,823	268,000
OneBeacon Insurance Group Ltd. Class A	1,331	17,090
ProAssurance Corp.	3,220	161,386
RLI Corp.	2,532	150,148
Safety Insurance Group, Inc.	813	45,869
Selective Insurance Group, Inc.	3,725	116,630
State Auto Financial Corp.	1,004	21,917
State National Cos., Inc.	1,912	18,833
Stewart Information Services Corp.	1,360	48,226
The Allstate Corp.	24,005	1,454,703
The Hanover Insurance Group, Inc.	2,667	217,334
The Navigators Group, Inc. (a)	702	61,502
The Progressive Corp.	35,202	1,100,062

	Shares	Value
The Travelers Cos., Inc.	18,641	$1,995,333
United Fire Group, Inc.	1,266	48,906
United Insurance Holdings Corp.	1,061	16,477
Universal Insurance Holdings Inc.	2,014	37,742
White Mountains Insurance Group Ltd.	361	257,425
WR Berkley Corp.	5,970	299,396
XL Group PLC	18,085	655,762

		14,316,544

Reinsurance – 1.2%
Alleghany Corp. (a)	956	456,891
Endurance Specialty Holdings Ltd.	3,775	233,786
Enstar Group Ltd. (a)	621	99,080
Everest Re Group Ltd.	2,620	468,823
Greenlight Capital Re Ltd. (a)	1,845	35,830
Maiden Holdings Ltd.	3,319	42,483
PartnerRe Ltd.	2,868	402,667
Reinsurance Group of America, Inc.	3,972	334,562
RenaissanceRe Holdings Ltd.	2,732	307,760
Third Point Reinsurance Ltd. (a)	3,564	41,521
Validus Holdings Ltd.	4,942	218,634

		2,642,037

TOTAL INSURANCE		37,654,831

REAL ESTATE INVESTMENT TRUSTS (REITS) – 24.2%
Diversified REIT’s – 1.5%
American Assets Trust, Inc.	2,014	75,303
Cousins Properties, Inc.	12,678	109,284
Duke Realty Corp.	20,826	419,227
Empire State Realty Trust, Inc. Class A	6,487	107,360
First Potomac Realty Trust	3,625	35,489
Forest City Realty Trust, Inc. Class A (a)	14,488	285,414
Global Net Lease, Inc.	10,106	70,742
Gramercy Property Trust	25,119	183,620
Investors Real Estate Trust	7,363	48,007
Lexington Realty Trust	12,846	94,161
Liberty Property Trust	8,990	263,587
NorthStar Realty Finance Corp.	1,907	22,636
One Liberty Properties, Inc.	863	17,881
PS Business Parks, Inc.	1,228	106,320
RAIT Financial Trust	5,555	14,221
Select Income REIT	4,057	76,677
Spirit Realty Capital, Inc.	26,367	276,326
STORE Capital Corp.	5,057	125,363
VEREIT, Inc.	54,574	420,766
Washington Real Estate Investment Trust	4,153	104,780
Winthrop Realty Trust (a)	1,959	25,820
WP Carey, Inc.	5,992	349,034

		3,232,018

Health Care REIT’s – 2.4%
Care Capital Properties, Inc.	4,995	149,550
CareTrust REIT, Inc.	2,774	28,461
HCP, Inc.	27,769	998,018

See accompanying notes which are an integral part of the financial statements.

29	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Health Care REIT’s – continued
Healthcare Realty Trust, Inc.	6,010	$174,530
Healthcare Trust of America, Inc. Class A	7,622	213,721
LTC Properties, Inc.	2,062	91,821
Medical Properties Trust, Inc.	14,227	156,497
National Health Investors, Inc.	2,171	131,736
New Senior Investment Group, Inc.	5,176	47,567
Omega Healthcare Investors, Inc.	11,136	353,123
Physicians Realty Trust	6,315	107,797
Sabra Health Care REIT, Inc.	3,954	72,596
Senior Housing Properties Trust	14,174	205,240
Universal Health Realty Income Trust	416	21,145
Ventas, Inc.	19,858	1,098,545
Welltower, Inc.	21,100	1,312,842

		5,163,189

Hotel & Resort REIT’s – 1.1%
Apple Hospitality REIT, Inc.	9,965	182,260
Ashford Hospitality Prime, Inc.	1,838	20,200
Ashford Hospitality Trust, Inc.	5,695	31,664
Chatham Lodging Trust	2,351	44,340
Chesapeake Lodging Trust	3,606	90,583
DiamondRock Hospitality Co.	12,181	101,102
FelCor Lodging Trust, Inc.	8,143	56,675
Hersha Hospitality Trust	2,541	44,645
Hospitality Properties Trust	9,768	230,427
Host Hotels & Resorts, Inc.	44,947	622,516
LaSalle Hotel Properties	6,760	149,802
Pebblebrook Hotel Trust	4,356	106,373
RLJ Lodging Trust	7,823	143,083
Ryman Hospitality Properties, Inc.	2,827	132,728
Summit Hotel Properties, Inc.	5,213	52,912
Sunstone Hotel Investors, Inc.	12,851	152,673
Xenia Hotels & Resorts, Inc.	6,468	94,627

		2,256,610

Industrial REIT’s – 0.9%
DCT Industrial Trust, Inc.	5,352	191,548
EastGroup Properties, Inc.	1,971	105,232
First Industrial Realty Trust, Inc.	6,618	136,264
Monmouth Real Estate Investment Corp. Class A	3,332	34,253
Prologis, Inc.	31,442	1,241,016
Rexford Industrial Realty, Inc.	3,320	54,083
STAG Industrial, Inc.	4,164	70,496
Terreno Realty Corp.	2,556	57,459

		1,890,351

Mortgage REIT’s – 1.4%
AG Mortgage Investment Trust, Inc.	1,777	20,844
Altisource Residential Corp.	3,592	35,740
American Capital Agency Corp.	20,844	355,807
American Capital Mortgage Investment Corp.	3,152	41,071

	Shares	Value
Annaly Capital Management, Inc.	57,050	$541,975
Anworth Mortgage Asset Corp.	6,368	27,128
Apollo Commercial Real Estate Finance, Inc.	3,695	58,751
Apollo Residential Mortgage, Inc.	1,990	21,592
ARMOUR Residential REIT, Inc.	2,670	52,038
Blackstone Mortgage Trust, Inc. Class A	5,294	131,185
Capstead Mortgage Corp.	5,916	55,255
Chimera Investment Corp.	11,630	144,096
Colony Financial, Inc. Class A	6,670	114,924
CYS Investments, Inc.	9,600	66,144
Dynex Capital, Inc.	3,365	20,190
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	2,151	38,610
Hatteras Financial Corp.	5,948	72,922
Invesco Mortgage Capital, Inc.	7,522	85,149
iStar, Inc. (a)	5,182	54,100
Ladder Capital Corp.	2,736	30,096
MFA Financial, Inc.	22,377	142,094
New Residential Investment Corp.	13,740	156,499
New York Mortgage Trust, Inc.	6,411	31,029
Newcastle Investment Corp.	4,058	14,446
PennyMac Mortgage Investment Trust	1,036	14,038
Redwood Trust, Inc.	5,170	55,681
Resource Capital Corp.	2,050	21,361
Starwood Property Trust, Inc.	14,392	274,024
Two Harbors Investment Corp.	21,956	166,866
United Development Funding IV	1,832	18,448
Western Asset Mortgage Capital Corp.	2,592	25,428

		2,887,531

Office REIT’s – 2.4%
Alexandria Real Estate Equities, Inc.	4,325	342,453
Boston Properties, Inc.	9,223	1,071,805
Brandywine Realty Trust	10,920	140,104
Columbia Property Trust, Inc.	7,214	160,656
Corporate Office Properties Trust	5,770	128,671
Douglas Emmett, Inc.	8,350	246,993
Easterly Government Properties, Inc.	875	15,592
Equity Commonwealth (a)	7,351	197,668
Franklin Street Properties Corp.	5,546	54,129
Government Properties Income Trust	4,038	55,442
Highwoods Properties, Inc.	5,624	237,839
Hudson Pacific Properties, Inc.	4,557	115,793
Kilroy Realty Corp.	5,570	311,196
Mack-Cali Realty Corp.	5,112	106,278
New York REIT, Inc.	9,702	99,737
NorthStar Realty Europe Corp.	3,598	33,965
Paramount Group, Inc.	9,485	155,554
Parkway Properties, Inc.	5,053	68,064
Piedmont Office Realty Trust, Inc. Class A	9,031	167,164
SL Green Realty Corp.	5,967	576,472
Tier REIT, Inc.	2,839	43,635

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	30

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Office REIT’s – continued
Vornado Realty Trust	10,197	$902,027

		5,231,237

Residential REIT’s – 3.3%
American Campus Communities, Inc.	6,798	286,876
American Homes 4 Rent Class A	10,055	150,724
American Residential Properties, Inc.	1,860	31,508
Apartment Investment & Management Co. Class A	9,432	369,263
AvalonBay Communities, Inc.	7,970	1,366,775
Camden Property Trust	5,200	396,760
Campus Crest Communities, Inc. (a)	4,138	28,635
Colony Starwood Homes	2,377	51,153
Education Realty Trust, Inc.	3,759	146,902
Equity Lifestyle Properties, Inc.	4,782	315,229
Equity Residential	21,817	1,681,873
Essex Property Trust, Inc.	3,938	839,227
Mid-America Apartment Communities, Inc.	4,512	423,316
Monogram Residential Trust, Inc.	9,458	82,474
Post Properties, Inc.	3,254	186,422
Silver Bay Realty Trust Corp.	2,056	28,702
Sun Communities, Inc.	3,102	206,562
UDR, Inc.	15,721	559,510

		7,151,911

Retail REIT’s – 5.1%
Acadia Realty Trust	4,158	141,788
Agree Realty Corp.	1,212	44,747
Alexander’s, Inc.	143	52,195
Brixmor Property Group, Inc.	10,764	286,538
CBL & Associates Properties, Inc.	10,342	111,176
Cedar Realty Trust, Inc.	4,630	32,688
DDR Corp.	18,400	314,824
Equity One, Inc.	5,525	153,153
Federal Realty Investment Trust	4,147	625,492
General Growth Properties, Inc.	34,571	969,371
Getty Realty Corp.	1,696	30,324
Inland Real Estate Corp.	5,566	59,612
Kimco Realty Corp.	24,823	674,937
Kite Realty Group Trust	4,983	132,049
National Retail Properties, Inc.	8,115	348,458
Pennsylvania Real Estate Investment Trust	4,275	83,705
Ramco-Gershenson Properties Trust	4,789	81,844
Realty Income Corp.	14,123	787,922
Regency Centers Corp.	5,627	407,339
Retail Opportunity Investments Corp.	6,055	111,957
Retail Properties of America, Inc. Class A	14,269	221,312
Rouse Properties, Inc.	2,441	42,718
Saul Centers, Inc.	783	39,831
Seritage Growth Properties, Class A	1,479	57,666
Simon Property Group, Inc.	18,545	3,454,563

	Shares	Value
Tanger Factory Outlet Centers	5,825	$186,342
Taubman Centers, Inc.	3,651	259,367
The Macerich Co.	8,081	630,076
Urban Edge Properties	5,911	143,637
Urstadt Biddle Properties, Inc. Class A	1,360	27,608
Weingarten Realty Investors	7,117	248,312
WP Glimcher, Inc.	11,410	103,603

		10,865,154

Specialized REIT’s – 6.1%
American Tower Corp.	25,388	2,395,104
CatchMark Timber Trust, Inc. Class A	2,513	27,367
Communications Sales & Leasing, Inc.	7,633	146,630
CoreSite Realty Corp.	1,847	118,467
Corrections Corp. of America	7,009	201,929
Crown Castle International Corp.	20,000	1,724,000
CubeSmart	10,219	319,753
CyrusOne, Inc.	3,799	139,993
Digital Realty Trust, Inc.	8,129	650,970
DuPont Fabros Technology, Inc.	3,931	130,391
EPR Properties	3,470	208,027
Equinix, Inc.	3,995	1,240,727
Extra Space Storage, Inc.	6,999	634,739
Four Corners Property Trust, Inc.	2,340	39,546
Gaming and Leisure Properties, Inc.	5,478	142,866
InfraREIT, Inc. (a)	2,475	47,842
Iron Mountain, Inc.	11,961	329,406
Lamar Advertising Co. Class A	4,954	277,969
Outfront Media, Inc.	8,332	181,221
Plum Creek Timber Co., Inc.	10,446	423,167
Potlatch Corp.	2,488	71,754
Public Storage	8,807	2,233,103
QTS Realty Trust, Inc. Class A	2,325	107,415
Rayonier, Inc.	7,510	158,386
Sovran Self Storage, Inc.	2,331	262,657
The Geo Group, Inc.	4,526	133,879
Weyerhaeuser Co.	30,923	791,938

		13,139,246

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		51,817,247

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.8%
Diversified Real Estate Activities – 0.1%
Alexander & Baldwin, Inc.	2,755	83,476
Tejon Ranch Co. (a)	968	18,934
The RMR Group, Inc. Class A (a)	461	9,612
The St Joe Co. (a)	1,832	29,147

		141,169

Real Estate Development – 0.1%
Forestar Group, Inc. (a)	2,077	18,859
The Howard Hughes Corp. (a)	2,133	202,699

		221,558

See accompanying notes which are an integral part of the financial statements.

31	Semiannual Report

Fidelity MSCI Financials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT – continued
Real Estate Services – 0.6%
Altisource Portfolio Solutions S.A. (a)	923	$26,675
CBRE Group, Inc. Class A (a)	18,046	504,747
Jones Lang LaSalle, Inc.	2,695	379,240
Kennedy-Wilson Holdings, Inc.	5,220	105,862
Marcus & Millichap, Inc. (a)	922	21,796
RE/MAX Holdings, Inc. Class A	1,009	35,133
Realogy Holdings Corp. (a)	8,761	287,361

		1,360,814

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,723,541

THRIFTS & MORTGAGE FINANCE – 1.0%
Thrifts & Mortgage Finance – 1.0%
Anchor BanCorp Wisconsin, Inc. (a)	409	17,456
Astoria Financial Corp.	5,394	81,611
Bank Mutual Corp.	2,867	22,592
Beneficial Bancorp, Inc. (a)	5,065	65,592
BofI Holding, Inc. (a)	3,252	55,804
Capitol Federal Financial, Inc.	7,841	96,209
Dime Community Bancshares, Inc.	1,890	32,489
Essent Group Ltd. (a)	3,689	66,291
EverBank Financial Corp.	4,963	69,829
Federal Agricultural Mortgage Corp. Class C	642	20,936
Flagstar Bancorp, Inc. (a)	1,431	26,688
HomeStreet, Inc. (a)	1,222	25,027
Kearny Financial Corp.	5,582	67,486
LendingTree, Inc. (a)	415	30,581
Meridian Bancorp, Inc.	1,335	18,757
MGIC Investment Corp. (a)	20,251	134,062
Nationstar Mortgage Holdings, Inc. (a)	2,639	26,654
New York Community Bancorp, Inc.	29,231	452,496
NMI Holdings, Inc. Class A (a)	3,206	16,832
Northfield Bancorp, Inc.	2,572	39,815

	Shares	Value
Northwest Bancshares, Inc.	5,881	$73,924
Ocwen Financial Corp. (a)	6,569	35,538
Oritani Financial Corp.	2,371	39,643
PHH Corp. (a)	3,568	43,815
Provident Financial Services, Inc.	3,568	70,076
Radian Group, Inc.	12,445	125,197
TFS Financial Corp.	4,482	78,211
TrustCo Bank Corp.	5,801	31,905
United Financial Bancorp, Inc.	2,876	32,499
Walker & Dunlop, Inc. (a)	1,721	41,235
Walter Investment Management Corp. (a)	2,321	22,955
Washington Federal, Inc.	5,615	119,880
Waterstone Financial, Inc.	1,715	23,753
WSFS Financial Corp.	1,702	49,460

TOTAL THRIFTS & MORTGAGE FINANCE		2,155,298

TOTAL COMMON STOCKS (Cost $246,324,417)		213,670,767

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $130,480)	130,480	130,480

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $246,454,897)		213,801,247

NET OTHER ASSETS (LIABILITIES) – 0.0%		17,651

NET ASSETS – 100%		$213,818,898

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$213,670,767	$213,670,767	$—	$—
Money Market Funds	130,480	130,480	—	—

Total Investments in Securities:	$213,801,247	$213,801,247	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	32

Fidelity MSCI Health Care Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
BIOTECHNOLOGY – 24.2%
Biotechnology – 24.2%
AbbVie, Inc.	359,366	$19,729,193
ACADIA Pharmaceuticals, Inc. (a)	20,476	423,648
Acceleron Pharma, Inc. (a)	6,084	186,779
Achillion Pharmaceuticals, Inc. (a)	23,815	160,989
Acorda Therapeutics, Inc. (a)	9,286	341,911
Aduro Biotech, Inc. (a)	4,767	69,026
Advaxis, Inc. (a)	7,174	48,927
Aegerion Pharmaceuticals, Inc. (a)	30	212
Agios Pharmaceuticals, Inc. (a)	4,949	208,947
Aimmune Therapeutics, Inc. (a)	2,811	38,454
Alder Biopharmaceuticals, Inc. (a)	5,160	124,769
Alexion Pharmaceuticals, Inc. (a)	49,108	7,166,330
Alkermes PLC (a)	32,419	1,037,732
Alnylam Pharmaceuticals, Inc. (a)	16,513	1,138,406
AMAG Pharmaceuticals, Inc. (a)	7,481	171,390
Amgen, Inc.	164,617	25,141,954
Amicus Therapeutics, Inc. (a)	23,285	140,641
Anacor Pharmaceuticals, Inc. (a)	8,179	614,488
Ardelyx, Inc. (a)	4,181	43,524
Arena Pharmaceuticals, Inc. (a)	52,635	79,479
Ariad Pharmaceuticals, Inc. (a)	39,174	196,653
Array BioPharma, Inc. (a)	31,362	96,909
Arrowhead Research Corp. (a)	13,121	45,661
Atara Biotherapeutics, Inc. (a)	3,710	67,151
Axovant Sciences Ltd. (a)	5,460	86,978
Baxalta, Inc.	132,598	5,305,246
Bellicum Pharmaceuticals, Inc. (a)	4,603	52,014
BioCryst Pharmaceuticals, Inc. (a)	13,182	91,879
Biogen, Inc. (a)	51,059	13,942,171
BioMarin Pharmaceutical, Inc. (a)	35,005	2,591,070
Biotime, Inc. (a)	11,170	27,031
Bluebird Bio, Inc. (a)	700	28,952
Blueprint Medicines Corp. (a)	3,009	47,301
Cara Therapeutics, Inc. (a)	3,614	32,526
Celgene Corp. (a)	171,632	17,218,122
Celldex Therapeutics, Inc. (a)	21,588	179,180
Cepheid, Inc. (a)	15,768	464,368
Chiasma, Inc. (a)	2,398	24,699
Chimerix, Inc. (a)	198	1,525
Clovis Oncology, Inc. (a)	6,626	138,616
Coherus Biosciences, Inc. (a)	3,707	49,155
Concert Pharmaceuticals, Inc. (a)	3,145	48,024
CTI BioPharma Corp. (a)	38,630	48,674
Dyax Corp. (a)	31,822	89,102
Dynavax Technologies Corp. (a)	8,426	202,982
Eagle Pharmaceuticals, Inc. (a)	1,852	133,159
Emergent Biosolutions, Inc. (a)	6,769	247,745
Enanta Pharmaceuticals, Inc. (a)	2,269	58,313
Epizyme, Inc. (a)	8,359	75,983
Esperion Therapeutics, Inc. (a)	2,687	39,983
Exact Sciences Corp. (a)	21,008	138,023

	Shares	Value
Exelixis, Inc. (a)	49,148	$227,064
FibroGen, Inc. (a)	10,610	215,171
Five Prime Therapeutics, Inc. (a)	4,185	150,451
Foundation Medicine, Inc. (a)	2,269	33,105
Genomic Health, Inc. (a)	4,019	115,747
Geron Corp. (a)	35,318	107,720
Gilead Sciences, Inc.	318,615	26,445,045
Global Blood Therapeutics, Inc. (a)	2,008	38,011
Halozyme Therapeutics, Inc. (a)	23,542	207,170
Heron Therapeutics, Inc. (a)	6,631	139,185
Immune Design Corp. (a)	1,747	18,291
ImmunoGen, Inc. (a)	18,857	160,096
Immunomedics, Inc. (a)	21,477	40,377
Incyte Corp. Ltd. (a)	35,308	2,491,332
Infinity Pharmaceuticals, Inc. (a)	10,745	66,726
Inovio Pharmaceuticals, Inc. (a)	15,153	101,222
Insmed, Inc. (a)	12,862	169,778
Insys Therapeutics, Inc. (a)	5,458	94,696
Intercept Pharmaceuticals, Inc. (a)	3,685	391,458
Intrexon Corp. (a)	9,992	291,167
Ionis Pharmaceuticals, Inc. (a)	26,071	1,014,944
Ironwood Pharmaceuticals, Inc. (a)	27,961	258,080
Juno Therapeutics, Inc. (a)	9,846	271,553
Karyopharm Therapeutics, Inc. (a)	4,268	26,547
Keryx Biopharmaceuticals, Inc. (a)	22,800	80,484
Kite Pharma, Inc. (a)	8,328	395,497
La Jolla Pharmaceutical Co. (a)	3,126	55,361
Lexicon Pharmaceuticals, Inc. (a)	8,986	91,567
Ligand Pharmaceuticals, Inc. (a)	3,909	390,783
Lion Biotechnologies, Inc. (a)	9,381	56,192
MacroGenics, Inc. (a)	6,026	121,303
MannKind Corp. (a)	58,286	58,129
Medivation, Inc. (a)	35,490	1,160,523
Merrimack Pharmaceuticals, Inc. (a)	22,476	138,677
MiMedx Group, Inc. (a)	20,533	170,835
Mirati Therapeutics, Inc. (a)	2,748	59,164
Momenta Pharmaceuticals, Inc. (a)	14,324	177,904
Myriad Genetics, Inc. (a)	14,881	579,913
NantKwest, Inc. (a)	4,427	45,598
Neurocrine Biosciences, Inc. (a)	18,700	795,685
NewLink Genetics Corp. (a)	4,682	114,054
Northwest Biotherapeutics, Inc. (a)	11,417	24,204
Novavax, Inc. (a)	58,484	301,193
OncoMed Pharmaceuticals, Inc. (a)	2,563	23,708
Ophthotech Corp. (a)	5,271	285,635
Opko Health, Inc. (a)	70,539	567,134
Orexigen Therapeutics, Inc. (a)	24,508	44,850
Organovo Holdings, Inc. (a)	19,037	37,313
Osiris Therapeutics, Inc. (a)	4,315	30,895
Otonomy, Inc. (a)	4,429	66,081
OvaScience, Inc. (a)	4,732	26,736
Portola Pharmaceuticals, Inc. (a)	12,109	399,960
Progenics Pharmaceuticals, Inc. (a)	15,502	64,643

See accompanying notes which are an integral part of the financial statements.

33	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
BIOTECHNOLOGY – continued
Biotechnology – continued
Pronai Therapeutics, Inc. (a)	3,981	$32,963
Prothena Corp. PLC (a)	6,224	242,425
PTC Therapeutics, Inc. (a)	6,360	151,495
Puma Biotechnology, Inc. (a)	5,948	248,270
Radius Health, Inc. (a)	6,086	194,935
Raptor Pharmaceutical Corp. (a)	16,702	68,478
Regeneron Pharmaceuticals, Inc. (a)	16,569	6,960,471
Regulus Therapeutics, Inc. (a)	6,695	38,697
Repligen Corp. (a)	6,880	152,392
Retrophin, Inc. (a)	6,967	104,296
Sage Therapeutics, Inc. (a)	4,507	151,345
Sangamo Biosciences, Inc. (a)	15,132	91,549
Sarepta Therapeutics, Inc. (a)	9,213	109,450
Seattle Genetics, Inc. (a)	23,890	787,892
Seres Therapeutics, Inc. (a)	2,156	58,061
Spark Therapeutics, Inc. (a)	3,779	106,454
Spectrum Pharmaceuticals, Inc. (a)	15,173	75,258
Synergy Pharmaceuticals, Inc. (a)	23,405	87,769
Synta Pharmaceuticals Corp. (a)	27,044	6,623
TESARO, Inc. (a)	5,638	194,737
TG Therapeutics, Inc. (a)	8,276	67,615
Trevena, Inc. (a)	7,101	51,695
Ultragenyx Pharmaceutical, Inc. (a)	5,921	332,464
United Therapeutics Corp. (a)	9,877	1,216,649
Vanda Pharmaceuticals, Inc. (a)	9,137	77,939
Versartis, Inc. (a)	4,113	45,819
Vertex Pharmaceuticals, Inc. (a)	53,132	4,821,729
Xencor, Inc. (a)	6,236	67,474
Zafgen, Inc. (a)	3,670	24,405
ZIOPHARM Oncology, Inc. (a)	25,931	128,877

TOTAL BIOTECHNOLOGY		154,773,177

HEALTH CARE EQUIPMENT & SUPPLIES – 16.3%
Health Care Equipment – 15.0%
Abaxis, Inc.	4,686	204,075
Abbott Laboratories	323,600	12,248,260
ABIOMED, Inc. (a)	8,685	741,091
Accuray, Inc. (a)	17,295	92,182
Analogic Corp.	2,753	203,915
AngioDynamics, Inc. (a)	5,871	66,460
AtriCure, Inc. (a)	6,148	107,467
Baxter International, Inc.	118,484	4,336,514
Becton Dickinson and Co.	45,657	6,637,158
Boston Scientific Corp. (a)	291,864	5,116,376
Cantel Medical Corp.	7,653	454,359
Cardiovascular Systems, Inc. (a)	6,342	53,590
ConforMIS, Inc. (a)	2,264	24,904
CONMED Corp.	5,389	199,070
CR Bard, Inc.	16,134	2,956,878
Cynosure, Inc. Class A (a)	4,468	161,742

	Shares	Value
DexCom, Inc. (a)	17,389	$1,239,488
Edwards Lifesciences Corp. (a)	46,708	3,653,033
Entellus Medical, Inc. (a)	1,794	29,888
Exactech, Inc. (a)	2,279	45,603
GenMark Diagnostics, Inc. (a)	8,757	46,324
Glaukos Corp. (a)	1,431	23,354
Globus Medical, Inc. Class A (a)	15,583	388,796
Greatbatch, Inc. (a)	5,523	213,243
HeartWare International, Inc. (a)	3,615	145,106
Hill-Rom Holdings, Inc.	12,299	601,175
Hologic, Inc. (a)	52,096	1,768,138
IDEXX Laboratories, Inc. (a)	19,945	1,398,942
Inogen, Inc. (a)	2,855	94,900
Insulet Corp. (a)	12,339	409,408
Integra LifeSciences Holdings Corp. (a)	6,332	389,101
Intuitive Surgical, Inc. (a)	8,040	4,348,434
Invacare Corp.	6,473	99,749
K2M Group Holdings, Inc. (a)	5,380	76,450
LivaNova PLC (a)	9,470	530,131
Masimo Corp. (a)	10,498	385,801
Medtronic PLC	307,492	23,344,793
Natus Medical, Inc. (a)	7,166	252,816
Nevro Corp. (a)	3,423	211,507
NuVasive, Inc. (a)	10,725	494,637
NxStage Medical, Inc. (a)	11,948	226,056
Orthofix International N.V. (a)	4,161	164,235
ResMed, Inc.	30,473	1,727,819
Rockwell Medical, Inc. (a)	9,800	61,348
Sirona Dental Systems, Inc. (a)	12,161	1,292,593
St Jude Medical, Inc.	61,200	3,235,032
STERIS PLC	18,531	1,283,086
Stryker Corp.	73,592	7,296,647
SurModics, Inc. (a)	2,867	57,197
Teleflex, Inc.	9,020	1,223,924
Varian Medical Systems, Inc. (a)	21,410	1,651,353
Wright Medical Group N.V. (a)	19,900	397,005
Zeltiq Aesthetics, Inc. (a)	6,726	156,178
Zimmer Biomet Holdings, Inc.	37,546	3,726,816

		96,294,147

Health Care Supplies – 1.3%
Alere, Inc. (a)	17,642	656,282
Align Technology, Inc. (a)	14,760	976,226
Anika Therapeutics, Inc. (a)	3,236	121,738
Atrion Corp.	320	120,166
Cerus Corp. (a)	21,043	114,264
DENTSPLY International, Inc.	30,450	1,793,201
Endologix, Inc. (a)	13,964	99,563
Haemonetics Corp. (a)	11,033	349,084
Halyard Health, Inc. (a)	10,089	250,207
ICU Medical, Inc. (a)	3,082	296,643
LDR Holding Corp. (a)	5,785	106,270
Meridian Bioscience, Inc.	9,046	174,136
Merit Medical Systems, Inc. (a)	9,260	153,253

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	34

Common Stocks – continued
	Shares	Value
HEALTH CARE EQUIPMENT & SUPPLIES – continued
Health Care Supplies – continued
Neogen Corp. (a)	8,183	$426,989
OraSure Technologies, Inc. (a)	12,310	67,336
Quidel Corp. (a)	6,181	105,324
Staar Surgical Co. (a)	7,771	50,745
The Cooper Cos., Inc.	10,562	1,385,206
The Spectranetics Corp. (a)	9,207	110,944
Vascular Solutions, Inc. (a)	3,863	105,692
West Pharmaceutical Services, Inc.	15,725	899,785

		8,363,054

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		104,657,201

HEALTH CARE PROVIDERS & SERVICES – 18.2%
Health Care Services – 3.7%
Addus HomeCare Corp. (a)	1,501	31,836
Adeptus Health, Inc. Class A (a)	2,626	123,895
Air Methods Corp. (a)	8,090	315,025
Almost Family, Inc. (a)	1,820	69,597
Amedisys, Inc. (a)	5,481	195,946
AMN Healthcare Services, Inc. (a)	10,408	293,193
Chemed Corp.	3,668	514,694
Civitas Solutions, Inc. (a)	3,374	81,178
Corvel Corp. (a)	2,442	111,404
Cross Country Healthcare, Inc. (a)	6,729	96,898
DaVita HealthCare Partners, Inc. (a)	37,505	2,517,336
Diplomat Pharmacy, Inc. (a)	8,368	227,693
Envision Healthcare Holdings, Inc. (a)	40,463	894,232
ExamWorks Group, Inc. (a)	8,740	240,000
Express Scripts Holding Co. (a)	146,718	10,544,623
Healthways, Inc. (a)	6,994	82,249
Laboratory Corp. of America Holdings (a)	21,947	2,465,745
Landauer, Inc.	2,228	68,266
LHC Group, Inc. (a)	3,043	115,391
MEDNAX, Inc. (a)	20,459	1,421,082
Premier, Inc. Class A (a)	9,505	303,590
Quest Diagnostics, Inc.	31,243	2,051,728
Team Health Holdings, Inc. (a)	15,724	642,640
Teladoc, Inc. (a)	2,156	35,013
The Providence Service Corp. (a)	2,962	131,513

		23,574,767

Health Care Distributors – 3.5%
Aceto Corp.	6,320	144,412
AmerisourceBergen Corp.	44,610	3,995,272
Cardinal Health, Inc.	71,090	5,784,593
Henry Schein, Inc. (a)	18,138	2,746,819
McKesson Corp.	50,463	8,123,534
Owens & Minor, Inc.	13,647	472,868
Patterson Cos., Inc.	19,124	812,005
PharMerica Corp. (a)	6,601	195,984

		22,275,487

	Shares	Value
Health Care Facilities – 2.2%
AAC Holdings, Inc. (a)	2,057	$36,738
Acadia Healthcare Co., Inc. (a)	15,156	924,971
Amsurg Corp. (a)	11,703	856,542
Brookdale Senior Living, Inc. (a)	40,106	652,926
Capital Senior Living Corp. (a)	6,300	115,479
Community Health Systems, Inc. (a)	25,687	551,757
Genesis Healthcare, Inc. (a)	8,783	15,809
Hanger, Inc. (a)	7,647	103,158
HCA Holdings, Inc. (a)	72,137	5,019,292
HealthSouth Corp.	19,966	714,583
Kindred Healthcare, Inc.	18,660	180,256
LifePoint Health, Inc. (a)	9,632	672,217
National HealthCare Corp.	2,030	128,194
Select Medical Holdings Corp.	19,937	190,000
Surgical Care Affiliates, Inc. (a)	5,986	255,423
Tenet Healthcare Corp. (a)	21,647	587,067
The Ensign Group, Inc.	10,726	240,799
Universal Health Services, Inc. Class B	19,952	2,247,393
US Physical Therapy, Inc.	2,776	141,992
VCA, Inc. (a)	17,596	902,147

		14,536,743

Managed Health Care – 8.8%
Aetna, Inc.	75,714	7,710,714
Anthem, Inc.	56,801	7,411,962
Centene Corp. (a)	24,607	1,527,110
Cigna Corp.	55,913	7,469,977
Health Net, Inc. (a)	16,856	1,116,204
HealthEquity, Inc. (a)	7,596	163,694
Humana, Inc.	32,187	5,239,722
Magellan Health, Inc. (a)	6,092	347,244
Molina Healthcare, Inc. (a)	9,172	503,635
Triple-S Management Corp. Class B (a)	5,110	113,902
UnitedHealth Group, Inc.	207,020	23,840,423
Universal American Corp.	10,501	66,366
WellCare Health Plans, Inc. (a)	9,547	725,381

		56,236,334

TOTAL HEALTH CARE PROVIDERS & SERVICES		116,623,331

HEALTH CARE TECHNOLOGY – 1.3%
Health Care Technology – 1.3%
Allscripts Healthcare Solutions, Inc. (a)	39,046	538,054
athenahealth, Inc. (a)	8,385	1,188,993
Castlight Health, Inc. Class B (a)	9,813	32,481
Cerner Corp. (a)	67,455	3,913,065
Computer Programs & Systems, Inc.	2,449	128,646
Evolent Health, Inc. (a)	2,777	27,409
HealthStream, Inc. (a)	5,495	120,340
HMS Holdings Corp. (a)	19,200	231,360
IMS Health Holdings, Inc. (a)	35,697	825,315
Inovalon Holdings, Inc. Class A (a)	5,679	95,862
Medidata Solutions, Inc. (a)	12,087	516,477
Omnicell, Inc. (a)	7,755	217,062

See accompanying notes which are an integral part of the financial statements.

35	Semiannual Report

Fidelity MSCI Health Care Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
HEALTH CARE TECHNOLOGY – continued
Health Care Technology – continued
Press Ganey Holdings, Inc. (a)	2,318	$68,497
Quality Systems, Inc.	9,837	128,963
Veeva Systems, Inc. Class A (a)	15,474	372,923
Vocera Communications, Inc. (a)	5,105	73,461

TOTAL HEALTH CARE TECHNOLOGY		8,478,908

LIFE SCIENCES TOOLS & SERVICES – 4.8%
Life Sciences Tools & Services – 4.8%
Accelerate Diagnostics, Inc. (a)	6,679	98,916
Affymetrix, Inc. (a)	17,875	250,786
Agilent Technologies, Inc.	72,048	2,712,607
Albany Molecular Research, Inc. (a)	5,976	97,528
Bio-Rad Laboratories, Inc. Class A (a)	4,455	568,503
Bio-Techne Corp.	8,096	669,458
Bruker Corp. (a)	25,528	570,040
Cambrex Corp. (a)	6,797	235,448
Charles River Laboratories International, Inc. (a)	10,140	752,692
Fluidigm Corp. (a)	6,259	41,998
Illumina, Inc. (a)	31,424	4,963,421
INC Research Holdings, Inc. Class A (a)	7,554	318,250
Luminex Corp. (a)	8,385	160,908
Mettler-Toledo International, Inc. (a)	6,026	1,885,234
Pacific Biosciences of California, Inc. (a)	13,813	147,661
PAREXEL International Corp. (a)	11,987	766,689
PerkinElmer, Inc.	24,690	1,193,021
PRA Health Sciences, Inc. (a)	4,567	196,746
Quintiles Transnational Holdings, Inc. (a)	19,951	1,213,619
Sequenom, Inc. (a)	25,687	41,356
Thermo Fisher Scientific, Inc.	86,520	11,425,831
VWR Corp. (a)	9,975	243,989
Waters Corp. (a)	17,893	2,168,811

TOTAL LIFE SCIENCES TOOLS & SERVICES		30,723,512

PHARMACEUTICALS – 35.1%
Pharmaceuticals – 35.1%
Aerie Pharmaceuticals, Inc. (a)	4,455	73,686
Akorn, Inc. (a)	17,497	454,747
Allergan PLC (a)	85,459	24,307,103
Amphastar Pharmaceuticals, Inc. (a)	7,373	88,845
ANI Pharmaceuticals, Inc. (a)	1,740	55,697
BioDelivery Sciences International, Inc. (a)	10,813	43,793
Bristol-Myers Squibb Co.	362,018	22,503,039
Catalent, Inc. (a)	20,388	479,730
Cempra, Inc. (a)	8,350	143,871
Corcept Therapeutics, Inc. (a)	14,356	52,399
Depomed, Inc. (a)	13,570	208,164
Dermira, Inc. (a)	3,215	90,020
Eli Lilly & Co.	216,605	17,133,455
Endo International PLC (a)	46,691	2,589,950
Furiex Pharmaceuticals, Inc. (a)	373	—

	Shares	Value
Horizon Pharma PLC (a)	29,429	$515,008
Impax Laboratories, Inc. (a)	14,907	558,565
Innoviva, Inc.	18,940	189,779
Intersect ENT, Inc. (a)	4,159	74,155
Intra-Cellular Therapies, Inc. (a)	6,815	252,700
Jazz Pharmaceuticals PLC (a)	13,350	1,718,679
Johnson & Johnson	601,146	62,783,688
Lannett Co., Inc. (a)	5,933	151,351
Mallinckrodt PLC (a)	25,555	1,484,490
Merck & Co., Inc.	611,482	30,983,793
Mylan N.V. (a)	90,741	4,781,143
Nektar Therapeutics (a)	28,714	391,659
Ocular Therapeutix, Inc. (a)	35	214
Omeros Corp. (a)	8,195	88,424
Pacira Pharmaceuticals, Inc. (a)	7,953	472,567
Paratek Pharmaceuticals, Inc. (a)	2,548	37,252
Perrigo Co. PLC	31,769	4,593,162
Pfizer, Inc.	1,338,889	40,822,726
Phibro Animal Health Corp. Class A	3,522	118,163
Prestige Brands Holdings, Inc. (a)	11,489	536,307
Relypsa, Inc. (a)	5,414	102,000
Revance Therapeutics, Inc. (a)	4,227	87,626
Sagent Pharmaceuticals, Inc. (a)	5,146	77,756
Sciclone Pharmaceuticals, Inc. (a)	10,511	83,983
Sucampo Pharmaceuticals, Inc. Class A (a)	4,905	62,048
Supernus Pharmaceuticals, Inc. (a)	7,760	87,998
Teligent, Inc. (a)	8,017	57,562
Tetraphase Pharmaceuticals, Inc. (a)	6,285	34,190
The Medicines Co. (a)	14,498	501,051
TherapeuticsMD, Inc. (a)	33,796	241,641
Theravance Biopharma, Inc. (a)	5,543	91,016
XenoPort, Inc. (a)	12,989	64,555
Zoetis, Inc.	102,943	4,431,696

TOTAL PHARMACEUTICALS		224,701,446

TOTAL COMMON STOCKS (Cost $696,601,511)		639,957,575

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $921,986)	921,986	921,986

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $697,523,497)		640,879,561

NET OTHER ASSETS (LIABILITIES) – 0.0%		(192,544)

NET ASSETS – 100%		$640,687,017

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	36

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$639,957,575	$639,868,473	$—	$89,102
Money Market Funds	921,986	921,986	—	—

Total Investments in Securities:	$640,879,561	$640,790,459	$—	$89,102

See accompanying notes which are an integral part of the financial statements.

37	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 101.5%
	Shares	Value
AEROSPACE & DEFENSE – 25.5%
Aerospace & Defense – 25.5%
AAR Corp.	1,719	$36,116
Aerojet Rocketdyne Holdings, Inc. (a)	2,454	40,368
Aerovironment, Inc. (a)	1,047	26,709
American Science & Engineering, Inc.	340	12,203
Astronics Corp. (a)	970	31,273
B/E Aerospace, Inc.	5,353	216,529
BWX Technologies, Inc.	5,124	153,413
Cubic Corp.	1,176	46,993
Curtiss-Wright Corp.	2,237	154,353
DigitalGlobe, Inc. (a)	3,311	43,374
Engility Holdings, Inc.	934	12,618
Esterline Technologies Corp. (a)	1,463	115,153
General Dynamics Corp.	13,759	1,840,541
HEICO Corp.	1,000	55,700
HEICO Corp. Class A	1,880	87,232
Hexcel Corp.	4,837	200,155
Honeywell International, Inc.	37,249	3,844,097
Huntington Ingalls Industries, Inc.	2,399	306,784
KLX, Inc. (a)	2,694	78,746
Kratos Defense & Security Solutions, Inc. (a)	2,673	8,527
L-3 Communications Holdings, Inc.	4,030	470,865
Lockheed Martin Corp.	14,018	2,957,798
Moog, Inc. Class A (a)	1,717	79,549
National Presto Industries, Inc.	261	20,642
Northrop Grumman Corp.	8,929	1,652,401
Orbital ATK, Inc.	2,965	267,532
Precision Castparts Corp.	6,782	1,593,431
Raytheon Co.	15,225	1,952,454
Rockwell Collins, Inc.	6,610	534,617
Spirit Aerosystems Holdings, Inc. Class A (a)	7,088	300,531
Taser International, Inc. (a)	2,679	41,230
Teledyne Technologies, Inc. (a)	1,695	137,719
Textron, Inc.	13,866	474,494
The Boeing Co.	32,376	3,889,329
The KEYW Holding Corp. (a)	1,577	7,412
TransDigm Group, Inc. (a)	2,686	603,625
Triumph Group, Inc.	2,439	62,194
United Technologies Corp.	42,434	3,721,037

TOTAL AEROSPACE & DEFENSE		26,077,744

AIR FREIGHT & LOGISTICS – 6.1%
Air Freight & Logistics – 6.1%
Air Transport Services Group, Inc. (a)	800	7,784
Atlas Air Worldwide Holdings, Inc. (a)	320	11,753
CH Robinson Worldwide, Inc.	7,113	460,709
Echo Global Logistics, Inc. (a)	1,318	29,009
Expeditors International of Washington, Inc.	9,489	428,144
FedEx Corp.	13,461	1,788,698
Forward Air Corp.	1,528	65,948

	Shares	Value
Hub Group, Inc. Class A (a)	1,845	$56,217
Park-Ohio Holdings Corp.	377	10,756
United Parcel Service, Inc. Class B	35,031	3,264,889
XPO Logistics, Inc. (a)	4,834	110,457

TOTAL AIR FREIGHT & LOGISTICS		6,234,364

AIRLINES – 1.4%
Airlines – 1.4%
Allegiant Travel Co.	221	35,464
American Airlines Group, Inc.	8,425	328,491
Delta Air Lines, Inc.	9,974	441,748
Hawaiian Holdings, Inc. (a)	705	24,823
SkyWest, Inc.	593	8,907
Southwest Airlines Co.	8,269	311,080
Spirit Airlines, Inc. (a)	905	37,829
United Continental Holdings, Inc. (a)	4,738	228,751
Virgin America, Inc. (a)	537	16,566

TOTAL AIRLINES		1,433,659

BUILDING PRODUCTS – 2.7%
Building Products – 2.7%
AAON, Inc.	2,164	46,591
Advanced Drainage Systems, Inc.	1,750	39,515
Allegion PLC	4,806	291,051
American Woodmark Corp. (a)	680	46,920
AO Smith Corp.	3,799	265,360
Apogee Enterprises, Inc.	1,475	58,675
Armstrong World Industries, Inc. (a)	1,977	76,470
Builders FirstSource, Inc. (a)	3,525	28,306
Continental Building Products, Inc. (a)	1,743	26,040
Fortune Brands Home & Security, Inc.	8,023	389,838
Gibraltar Industries, Inc. (a)	1,417	30,097
Griffon Corp.	1,656	25,138
Insteel Industries, Inc.	902	22,108
Lennox International, Inc.	2,147	257,254
Masco Corp.	17,253	455,307
Masonite International Corp. (a)	1,312	72,829
NCI Building Systems, Inc. (a)	1,463	15,186
Nortek, Inc. (a)	492	19,183
Owens Corning	5,603	258,803
Patrick Industries, Inc. (a)	599	20,935
PGT, Inc. (a)	2,359	23,118
Ply Gem Holdings, Inc. (a)	959	9,561
Quanex Building Products Corp.	1,657	30,671
Simpson Manufacturing Co., Inc.	2,076	67,740
Trex Co., Inc. (a)	1,596	59,946
Universal Forest Products, Inc.	995	68,546
USG Corp. (a)	4,817	86,176

TOTAL BUILDING PRODUCTS		2,791,364

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	38

Common Stocks – continued
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES – 6.6%
Commercial Printing – 0.4%
Brady Corp. Class A	2,465	$55,315
Deluxe Corp.	2,507	140,141
Ennis, Inc.	1,280	25,562
InnerWorkings, Inc. (a)	1,837	12,969
Multi-Color Corp.	679	42,797
Quad/Graphics, Inc.	1,257	12,670
RR Donnelley & Sons Co.	10,472	146,294

		435,748

Diversified Support Services – 1.3%
Cintas Corp.	4,699	403,738
Copart, Inc. (a)	5,732	192,079
G&K Services, Inc. Class A	985	63,414
Healthcare Services Group, Inc.	3,412	120,682
KAR Auction Services, Inc.	7,130	238,285
Matthews International Corp. Class A	1,638	81,753
McGrath RentCorp	1,182	28,853
Mobile Mini, Inc.	2,220	57,542
UniFirst Corp.	759	79,923
Viad Corp.	976	28,763
VSE Corp.	217	13,020

		1,308,052

Environmental & Facilities Services – 3.2%
ABM Industries, Inc.	2,642	79,339
Ceco Environmental Corp.	1,360	10,608
Clean Harbors, Inc. (a)	2,461	109,047
Covanta Holding Corp.	5,913	83,610
Republic Services, Inc.	12,251	535,369
Rollins, Inc.	4,986	137,364
SP Plus Corp. (a)	747	16,770
Stericycle, Inc. (a)	4,256	512,210
Team, Inc. (a)	999	23,976
Tetra Tech, Inc.	3,060	81,060
US Ecology, Inc.	1,056	35,872
Waste Connections, Inc.	6,191	371,274
Waste Management, Inc.	22,683	1,201,065

		3,197,564

Office Services & Supplies – 0.7%
ACCO Brands Corp. (a)	5,360	32,535
ARC Document Solutions, Inc. (a)	2,055	7,583
Essendant, Inc.	1,897	56,644
Herman Miller, Inc.	2,958	75,784
HNI Corp.	2,199	74,810
Interface, Inc.	3,223	54,436
Kimball International, Inc. Class B	1,657	15,974
Knoll, Inc.	2,375	43,581
MSA Safety, Inc.	1,581	67,667
Pitney Bowes, Inc.	10,200	199,716
Steelcase, Inc. Class A	4,439	56,642
West Corp.	2,280	41,291

		726,663

	Shares	Value
Security & Alarm Services – 1.0%
The ADT Corp.	8,525	$252,169
The Brink’s Co.	2,310	67,914
Tyco International PLC	21,143	727,108

		1,047,191

TOTAL COMMERCIAL SERVICES & SUPPLIES		6,715,218

CONSTRUCTION & ENGINEERING – 1.8%
Construction & Engineering – 1.8%
AECOM (a)	7,196	197,458
Aegion Corp. (a)	1,784	32,165
Ameresco, Inc. Class A (a)	1,097	5,979
Argan, Inc.	614	18,494
Chicago Bridge & Iron Co. N.V.	4,806	186,569
Comfort Systems USA, Inc.	1,934	54,810
Dycom Industries, Inc. (a)	1,715	113,636
EMCOR Group, Inc.	3,151	144,001
Fluor Corp.	7,271	326,395
Furmanite Corp. (a)	2,071	10,852
Granite Construction, Inc.	1,959	75,676
Great Lakes Dredge & Dock Corp. (a)	3,204	11,022
Jacobs Engineering Group, Inc. (a)	6,211	243,657
KBR, Inc.	7,325	104,454
MasTec, Inc. (a)	3,334	51,477
MYR Group, Inc. (a)	1,082	21,651
Primoris Services Corp.	1,955	39,862
Quanta Services, Inc. (a)	9,876	184,681
Tutor Perini Corp. (a)	1,985	26,222

TOTAL CONSTRUCTION & ENGINEERING		1,849,061

ELECTRICAL EQUIPMENT – 5.5%
Electrical Components & Equipment – 5.4%
Acuity Brands, Inc.	2,185	442,310
AMETEK, Inc.	12,147	571,516
Eaton Corp. PLC	23,448	1,184,358
Emerson Electric Co.	32,959	1,515,455
Encore Wire Corp.	999	37,173
EnerSys, Inc.	2,341	113,375
Franklin Electric Co., Inc.	1,976	53,905
FuelCell Energy, Inc. (a)	1,009	5,378
Generac Holdings, Inc. (a)	3,529	100,294
General Cable Corp.	2,414	28,292
Hubbell, Inc.	2,540	229,692
Plug Power, Inc. (a)	8,740	16,344
Powell Industries, Inc.	495	12,395
Regal-Beloit Corp.	2,255	126,754
Rockwell Automation, Inc.	6,727	642,899
Sensata Technologies Holding N.V. (a)	8,534	313,198
SolarCity Corp. (a)	2,948	105,096
Sunrun, Inc. (a)	1,069	10,177
Thermon Group Holdings, Inc. (a)	1,573	26,458

See accompanying notes which are an integral part of the financial statements.

39	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
ELECTRICAL EQUIPMENT – continued
Electrical Components & Equipment – continued
Vicor Corp. (a)	868	$7,291

		5,542,360

Heavy Electrical Equipment – 0.1%
AZZ, Inc.	1,320	67,954
Babcock & Wilcox Enterprises, Inc. (a)	2,550	52,657
Power Solutions International, Inc. (a)	223	2,665

		123,276

TOTAL ELECTRICAL EQUIPMENT		5,665,636

INDUSTRIAL CONGLOMERATES – 21.9%
Industrial Conglomerates – 21.9%
3M Co.	31,334	4,731,434
Carlisle Cos., Inc.	3,272	273,801
Danaher Corp.	30,852	2,673,326
General Electric Co.	473,345	13,774,339
Raven Industries, Inc.	1,817	27,273
Roper Industries, Inc.	5,050	887,134

TOTAL INDUSTRIAL CONGLOMERATES		22,367,307

MACHINERY – 15.4%
Agricultural & Farm Machinery – 1.6%
AGCO Corp.	3,498	170,598
Deere & Co.	15,637	1,204,205
Lindsay Corp.	568	39,953
The Toro Co.	2,750	204,930
Titan International, Inc.	2,217	6,651

		1,626,337

Construction & Farm Machinery & Heavy Trucks – 4.9%
Alamo Group, Inc.	502	26,621
Allison Transmission Holdings, Inc.	7,966	189,511
American Railcar Industries, Inc.	461	20,929
Astec Industries, Inc.	941	35,099
Caterpillar, Inc.	28,714	1,787,159
Cummins, Inc.	8,513	765,234
Douglas Dynamics, Inc.	1,155	22,938
Federal Signal Corp.	3,098	45,819
FreightCar America, Inc.	616	11,735
Joy Global, Inc.	4,778	47,637
Meritor, Inc. (a)	4,502	30,749
Navistar International Corp. (a)	2,419	17,586
Oshkosh Corp.	3,930	129,415
PACCAR, Inc.	17,805	873,691
Terex Corp.	5,650	126,560
The Greenbrier Cos., Inc.	1,393	36,023
The Manitowoc Co., Inc.	6,592	103,758
Trinity Industries, Inc.	7,763	166,284
Wabash National Corp. (a)	3,349	37,040
WABCO Holdings, Inc. (a)	2,761	247,524

	Shares	Value
Wabtec Corp.	4,850	$310,158

		5,031,470

Industrial Machinery – 8.9%
Actuant Corp. Class A	2,810	65,417
Albany International Corp. Class A	1,445	49,014
Altra Industrial Motion Corp.	1,280	28,749
Barnes Group, Inc.	2,495	81,112
Blount International, Inc. (a)	2,066	19,214
Briggs & Stratton Corp.	2,236	43,960
Chart Industries, Inc. (a)	1,560	25,288
CIRCOR International, Inc.	722	25,624
CLARCOR, Inc.	2,537	118,884
Colfax Corp. (a)	4,318	95,601
Columbus McKinnon Corp.	968	13,842
Crane Co.	2,308	110,230
Donaldson Co., Inc.	6,435	181,338
Dover Corp.	7,848	458,716
EnPro Industries, Inc.	1,100	48,917
ESCO Technologies, Inc.	1,272	43,795
Flowserve Corp.	6,696	258,733
Global Brass & Copper Holdings, Inc.	1,093	22,636
Graco, Inc.	2,896	210,481
Harsco Corp.	4,094	26,365
Hillenbrand, Inc.	3,124	84,598
Hyster-Yale Materials Handling, Inc.	421	21,867
IDEX Corp.	3,882	281,484
Illinois Tool Works, Inc.	16,526	1,488,497
Ingersoll-Rand PLC	13,310	685,066
ITT Corp.	4,457	144,630
John Bean Technologies Corp.	1,498	68,623
Kadant, Inc.	539	20,919
Kennametal, Inc.	3,907	69,154
Lincoln Electric Holdings, Inc.	3,353	178,514
Lydall, Inc. (a)	853	24,097
Milacron Holdings Corp. (a)	845	10,774
Mueller Industries, Inc.	2,696	68,613
Mueller Water Products, Inc. Class A	7,962	65,368
NN, Inc.	1,292	15,659
Nordson Corp.	2,872	173,555
Parker Hannifin Corp.	6,943	674,582
Pentair PLC	9,032	425,588
Proto Labs, Inc. (a)	1,159	63,733
RBC Bearings, Inc. (a)	1,161	68,882
Rexnord Corp. (a)	5,093	83,372
Snap-on, Inc.	2,918	471,432
SPX Corp.	1,799	16,731
SPX FLOW, Inc. (a)	1,809	43,127
Standex International Corp.	634	45,787
Stanley Black & Decker, Inc.	7,687	725,192
Sun Hydraulics Corp.	1,144	29,126
Tennant Co.	858	46,426
The Gorman-Rupp Co.	1,172	29,792

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	40

Common Stocks – continued
	Shares	Value
MACHINERY – continued
Industrial Machinery – continued
The Middleby Corp. (a)	2,876	$259,875
The Timken Co.	3,651	96,934
Trimas Corp. (a)	2,280	39,421
Valmont Industries, Inc.	1,177	125,456
Watts Water Technologies, Inc. Class A	1,328	65,431
Woodward, Inc.	2,880	133,027
Xylem, Inc.	9,105	327,325

		9,100,573

TOTAL MACHINERY		15,758,380

MARINE – 0.1%
Marine – 0.1%
Kirby Corp. (a)	666	33,733
Matson, Inc.	480	19,397

TOTAL MARINE		53,130

PROFESSIONAL SERVICES – 4.2%
Human Resource & Employment Services – 1.0%
Barrett Business Services, Inc.	349	13,670
GP Strategies Corp. (a)	688	16,643
Heidrick & Struggles International, Inc.	889	23,434
Insperity, Inc.	787	35,360
Kelly Services, Inc. Class A	1,510	25,036
Kforce, Inc.	1,279	28,522
Korn/Ferry International	2,544	78,381
Manpowergroup, Inc.	3,853	294,176
On Assignment, Inc. (a)	2,360	91,214
Robert Half International, Inc.	6,747	295,316
TriNet Group, Inc. (a)	1,963	29,052
TrueBlue, Inc. (a)	2,096	47,873
WageWorks, Inc. (a)	1,807	80,845

		1,059,522

Research & Consulting Services – 3.2%
Acacia Research Corp.	2,362	8,834
CBIZ, Inc. (a)	2,395	24,190
CEB, Inc.	1,703	100,443
Equifax, Inc.	5,932	627,606
Exponent, Inc.	1,319	67,678
FTI Consulting, Inc. (a)	2,086	70,695
Huron Consulting Group, Inc. (a)	1,159	65,031
ICF International, Inc. (a)	857	29,318
IHS, Inc. Class A (a)	3,433	359,160
Mistras Group, Inc. (a)	904	20,421
Navigant Consulting, Inc. (a)	2,400	37,896
Nielsen Holdings PLC	17,538	844,630
Resources Connection, Inc.	1,815	27,425
RPX Corp. (a)	2,679	31,023
The Advisory Board Co. (a)	2,147	98,268
The Dun & Bradstreet Corp.	1,812	178,337

	Shares	Value
TransUnion (a)	1,803	$44,606
Verisk Analytics, Inc. Class A (a)	8,029	586,117

		3,221,678

TOTAL PROFESSIONAL SERVICES		4,281,200

ROAD & RAIL – 7.3%
Railroads – 5.7%
CSX Corp.	49,341	1,135,830
Genesee & Wyoming, Inc. Class A (a)	2,681	132,924
Kansas City Southern	5,536	392,392
Norfolk Southern Corp.	15,117	1,065,748
Union Pacific Corp.	43,519	3,133,368

		5,860,262

Trucking – 1.6%
AMERCO	394	144,460
ArcBest Corp.	1,280	26,278
Avis Budget Group, Inc. (a)	5,192	136,394
Celadon Group, Inc.	1,286	10,211
Covenant Transportation Group, Inc. Class A (a)	561	10,956
Heartland Express, Inc.	2,677	45,911
Hertz Global Holdings, Inc. (a)	19,579	177,777
JB Hunt Transport Services, Inc.	4,665	339,146
Knight Transportation, Inc.	3,055	74,756
Landstar System, Inc.	2,189	125,671
Marten Transport Ltd.	1,200	20,136
Old Dominion Freight Line, Inc. (a)	3,210	176,004
PAM Transportation Services, Inc. (a)	169	4,365
Roadrunner Transportation Systems, Inc. (a)	1,497	11,856
Ryder System, Inc.	2,678	142,389
Saia, Inc. (a)	1,295	27,700
Swift Transportation Co. (a)	4,572	74,569
Universal Truckload Services, Inc.	411	5,306
Werner Enterprises, Inc.	2,293	55,376
YRC Worldwide, Inc. (a)	1,013	10,475

		1,619,736

TOTAL ROAD & RAIL		7,479,998

TRADING COMPANIES & DISTRIBUTORS – 2.7%
Trading Companies & Distributors – 2.7%
Air Lease Corp.	4,902	126,276
Aircastle Ltd.	3,333	57,228
Applied Industrial Technologies, Inc.	1,926	74,035
Beacon Roofing Supply, Inc. (a)	2,527	102,344
BMC Stock Holdings, Inc. (a)	782	11,237
DXP Enterprises, Inc. (a)	607	9,518
Fastenal Co.	13,827	560,823
GATX Corp.	2,097	85,935
H&E Equipment Services, Inc.	1,639	19,094
HD Supply Holdings, Inc. (a)	10,009	262,936
Kaman Corp.	1,267	50,477

See accompanying notes which are an integral part of the financial statements.

41	Semiannual Report

Fidelity MSCI Industrials Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
TRADING COMPANIES & DISTRIBUTORS – continued
Trading Companies & Distributors – continued
MRC Global, Inc. (a)	5,112	$51,376
MSC Industrial Direct Co., Inc. Class A	2,429	157,424
NOW, Inc. (a)	5,319	72,126
Rush Enterprises, Inc. Class A (a)	1,523	29,089
TAL International Group, Inc. (a)	1,640	18,499
Titan Machinery, Inc. (a)	857	7,276
United Rentals, Inc. (a)	4,784	229,201
Univar, Inc. (a)	1,719	21,848
Veritiv Corp. (a)	424	13,080
Watsco, Inc.	1,290	149,911
WESCO International, Inc. (a)	2,215	89,442
WW Grainger, Inc.	2,979	585,940

TOTAL TRADING COMPANIES & DISTRIBUTORS		2,785,115

TRANSPORTATION INFRASTRUCTURE – 0.3%
Airport Services – 0.3%
Macquarie Infrastructure Corp.	3,793	254,358
Wesco Aircraft Holdings, Inc. (a)	3,337	37,675

TOTAL TRANSPORTATION INFRASTRUCTURE		292,033

TOTAL COMMON STOCKS (Cost $121,691,084)		103,784,209

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $71,916)	71,916	$71,916

TOTAL INVESTMENT PORTFOLIO – 101.6% (Cost $121,763,000)		103,856,125

NET OTHER ASSETS (LIABILITIES) – (1.6%)		(1,599,762)

NET ASSETS – 100%		$102,256,363

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$103,784,209	$103,784,209	$—	$—
Money Market Funds	71,916	71,916	—	—

Total Investments in Securities:	$103,856,125	$103,856,125	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	42

Fidelity MSCI Information Technology Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.6%
	Shares	Value
COMMUNICATIONS EQUIPMENT – 6.8%
Communications Equipment – 6.8%
ADTRAN, Inc.	4,558	$82,773
Arista Networks, Inc. (a)	3,435	206,203
ARRIS International PLC (a)	17,091	435,308
Black Box Corp.	1,410	10,744
Brocade Communications Systems, Inc.	38,863	310,127
CalAmp Corp. (a)	3,371	57,307
Calix, Inc. (a)	3,881	29,806
Ciena Corp. (a)	11,229	199,539
Cisco Systems, Inc.	469,392	11,166,836
CommScope Holding Co., Inc. (a)	12,459	279,331
Comtech Telecommunications Corp.	1,476	28,812
EchoStar Corp. Class A (a)	4,111	144,419
Extreme Networks, Inc. (a)	9,262	25,563
F5 Networks, Inc. (a)	6,577	616,791
Finisar Corp. (a)	9,787	124,295
Harmonic, Inc. (a)	8,128	26,822
Harris Corp.	11,467	997,285
Infinera Corp. (a)	13,041	199,788
InterDigital, Inc.	3,391	152,731
Ixia (a)	5,336	51,066
Juniper Networks, Inc.	31,947	753,949
Lumentum Holdings, Inc. (a)	4,483	88,450
Mitel Networks Corp. (a)	9,156	66,656
Motorola Solutions, Inc.	14,714	982,454
NETGEAR, Inc. (a)	2,800	104,636
Netscout Systems, Inc. (a)	8,928	192,398
Palo Alto Networks, Inc. (a)	6,583	984,093
Plantronics, Inc.	3,231	144,846
Polycom, Inc. (a)	12,642	128,822
QUALCOMM, Inc.	145,026	6,575,479
Ruckus Wireless, Inc. (a)	7,775	65,388
ShoreTel, Inc. (a)	5,869	48,184
Sonus Networks, Inc. (a)	4,123	24,738
Ubiquiti Networks, Inc. (a)	2,863	84,773
ViaSat, Inc. (a)	4,259	266,187
Viavi Solutions, Inc. (a)	21,841	109,205

TOTAL COMMUNICATIONS EQUIPMENT		25,765,804

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 4.0%
Electronic Components – 1.3%
Amphenol Corp. Class A	28,560	1,415,719
AVX Corp.	4,846	55,632
Belden, Inc.	3,967	169,470
Corning, Inc.	113,213	2,106,894
Dolby Laboratories, Inc. Class A	4,799	172,812
DTS, Inc. (a)	1,524	33,955
II-VI, Inc. (a)	4,929	102,523
InvenSense, Inc. (a)	7,802	64,055
Knowles Corp. (a)	8,138	110,677
Littelfuse, Inc.	2,130	217,047

	Shares	Value
Rogers Corp. (a)	1,804	$85,636
Universal Display Corp. (a)	3,861	189,575
Vishay Intertechnology, Inc.	12,529	143,582

		4,867,577

Electronic Equipment & Instruments – 0.8%
Badger Meter, Inc.	1,370	76,487
Checkpoint Systems, Inc.	4,467	28,946
Cognex Corp.	7,634	246,197
Coherent, Inc. (a)	2,353	181,816
Daktronics, Inc.	3,906	31,365
FARO Technologies, Inc. (a)	1,679	43,100
FEI Co.	3,893	282,048
FLIR Systems, Inc.	12,914	377,605
GSI Group, Inc. (a)	3,157	39,021
Itron, Inc. (a)	3,501	115,393
Keysight Technologies, Inc. (a)	15,585	364,689
MTS Systems Corp.	1,400	74,760
National Instruments Corp.	9,648	274,968
Newport Corp. (a)	3,886	59,184
OSI Systems, Inc. (a)	1,722	94,400
RealD, Inc. (a)	3,964	41,186
Rofin-Sinar Technologies, Inc. (a)	2,668	68,007
VeriFone Systems, Inc. (a)	10,726	250,881
Zebra Technologies Corp. Class A (a)	4,869	294,088

		2,944,141

Electronic Manufacturing Services – 1.2%
Benchmark Electronics, Inc. (a)	4,763	100,023
CTS Corp.	2,706	42,620
Fabrinet (a)	2,936	73,136
Flextronics International Ltd. (a)	52,191	546,962
IPG Photonics Corp. (a)	3,416	276,115
Jabil Circuit, Inc.	16,063	319,814
Kimball Electronics, Inc. (a)	2,624	26,345
Mercury Systems, Inc. (a)	3,283	62,672
Methode Electronics, Inc.	3,423	89,203
Multi-Fineline Electronix, Inc. (a)	915	15,308
Park Electrochemical Corp.	1,757	28,604
Plexus Corp. (a)	3,123	109,149
QLogic Corp. (a)	8,268	105,996
Sanmina Corp. (a)	7,626	142,911
TE Connectivity Ltd.	37,159	2,124,008
Trimble Navigation Ltd. (a)	23,906	461,147
TTM Technologies, Inc. (a)	5,900	34,397

		4,558,410

Technology Distributors – 0.7%
Anixter International, Inc. (a)	2,771	136,998
Arrow Electronics, Inc. (a)	8,695	448,662
Avnet, Inc.	12,396	494,848
CDW Corp.	13,336	512,769
Electro Rent Corp.	1,764	15,417
ePlus, Inc. (a)	592	56,068

See accompanying notes which are an integral part of the financial statements.

43	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – continued
Technology Distributors – continued
Ingram Micro, Inc. Class A	14,368	$405,178
Insight Enterprises, Inc. (a)	3,527	83,343
PC Connection, Inc.	978	22,074
ScanSource, Inc. (a)	2,532	79,454
SYNNEX Corp.	2,785	233,801
Tech Data Corp. (a)	3,316	206,919

		2,695,531

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		15,065,659

INTERNET SOFTWARE & SERVICES – 20.5%
Internet Software & Services – 20.5%
Actua Corp. (a)	3,814	36,080
Akamai Technologies, Inc. (a)	16,543	754,692
Alphabet, Inc. Class A (a)	26,753	20,368,397
Alphabet, Inc. Class C (a)	28,567	21,223,853
Angie’s List, Inc. (a)	3,971	33,714
Bankrate, Inc. (a)	5,722	65,460
Bazaarvoice, Inc. (a)	5,497	19,899
Benefitfocus, Inc. (a)	1,458	42,515
Blucora, Inc. (a)	4,070	35,124
Box, Inc. Class A (a)	3,053	32,850
Carbonite, Inc. (a)	1,001	8,979
ChannelAdvisor Corp. (a)	2,096	25,634
Cimpress N.V. (a)	2,689	211,140
comScore, Inc. (a)	3,051	117,555
Constant Contact, Inc. (a)	3,063	96,821
Cornerstone OnDemand, Inc. (a)	4,505	138,258
CoStar Group, Inc. (a)	3,009	527,688
Cvent, Inc. (a)	2,173	57,389
Demandware, Inc. (a)	3,109	131,915
DHI Group, Inc. (a)	4,340	40,405
EarthLink Holdings Corp.	10,178	60,254
eBay, Inc. (a)	100,959	2,368,498
Endurance International Group Holdings, Inc. (a)	5,454	50,068
Envestnet, Inc. (a)	3,444	80,762
Facebook, Inc. Class A (a)	198,116	22,230,596
GoDaddy, Inc. Class A (a)	2,452	74,761
Gogo, Inc. (a)	4,999	72,735
GrubHub, Inc. (a)	5,818	109,669
GTT Communications, Inc. (a)	2,681	39,920
Hortonworks, Inc. (a)	1,997	19,371
IAC/InterActiveCorp	7,123	369,969
Internap Corp. (a)	4,533	17,497
IntraLinks Holdings, Inc. (a)	3,664	29,532
j2 Global, Inc.	4,287	310,850
LinkedIn Corp. Class A (a)	10,594	2,096,659
Liquidity Services, Inc. (a)	2,241	14,589

	Shares	Value
LivePerson, Inc. (a)	4,903	$27,751
LogMeIn, Inc. (a)	2,294	119,839
Marketo, Inc. (a)	3,003	57,087
MercadoLibre, Inc.	3,082	302,776
Monster Worldwide, Inc. (a)	8,408	41,956
New Relic, Inc. (a)	2,035	57,428
NIC, Inc.	5,930	117,355
OPOWER, Inc. (a)	1,732	14,722
Pandora Media, Inc. (a)	18,644	181,220
Q2 Holdings, Inc. (a)	2,169	46,981
Quotient Technology, Inc. (a)	4,968	30,156
Rackspace Hosting, Inc. (a)	10,683	215,903
RetailMeNot, Inc. (a)	2,675	24,342
SciQuest, Inc. (a)	2,767	35,224
Shutterstock, Inc. (a)	1,823	52,666
SPS Commerce, Inc. (a)	1,536	100,270
Stamps.com, Inc. (a)	1,390	130,410
TrueCar, Inc. (a)	4,095	26,536
Twitter, Inc. (a)	53,140	892,752
VeriSign, Inc. (a)	9,454	714,722
Web.com Group, Inc. (a)	3,990	75,132
WebMD Health Corp. (a)	2,996	153,126
XO Group, Inc. (a)	2,230	33,227
Yahoo!, Inc. (a)	82,581	2,436,965
Yelp, Inc. (a)	6,079	127,355
Zillow Group, Inc. Class C (a)	9,398	192,659

TOTAL INTERNET SOFTWARE & SERVICES		78,122,658

IT SERVICES – 18.0%
Data Processing & Outsourced Services – 11.7%
Alliance Data Systems Corp. (a)	5,677	1,134,208
Automatic Data Processing, Inc.	43,004	3,573,202
Black Knight Financial Services, Inc. Class A (a)	2,268	68,426
Blackhawk Network Holdings, Inc. (a)	4,775	179,970
Broadridge Financial Solutions, Inc.	10,987	588,464
Cardtronics, Inc. (a)	4,128	127,184
Cass Information Systems, Inc.	877	44,639
Convergys Corp.	9,096	222,306
CoreLogic, Inc. (a)	8,291	295,989
CSG Systems International, Inc.	3,125	109,188
DST Systems, Inc.	2,989	315,070
Euronet Worldwide, Inc. (a)	4,637	369,893
Everi Holdings, Inc. (a)	6,778	19,046
EVERTEC, Inc.	6,175	84,845
ExlService Holdings, Inc. (a)	2,920	127,487
Fidelity National Information Services, Inc.	26,011	1,553,637
Fiserv, Inc. (a)	21,664	2,048,548
FleetCor Technologies, Inc. (a)	7,239	889,239
Global Payments, Inc.	11,950	704,452
Heartland Payment Systems, Inc.	3,385	311,691

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	44

Common Stocks – continued
	Shares	Value

IT SERVICES – continued
Data Processing & Outsourced Services – continued
Jack Henry & Associates, Inc.	7,525	$610,879
Mastercard, Inc. Class A	92,114	8,200,909
MAXIMUS, Inc.	6,161	328,813
MoneyGram International, Inc. (a)	2,683	14,220
Net 1 UEPS Technologies, Inc. (a)	3,906	42,497
Paychex, Inc.	30,032	1,437,332
PayPal Holdings, Inc. (a)	101,263	3,659,645
Sabre Corp.	16,563	424,178
Sykes Enterprises, Inc. (a)	3,670	108,045
Syntel, Inc. (a)	3,097	146,612
TeleTech Holdings, Inc.	1,532	40,920
The Western Union Co.	47,242	842,797
Total System Services, Inc.	15,306	614,689
Travelport Worldwide Ltd.	9,716	105,807
Vantiv, Inc. Class A (a)	14,504	682,413
Visa, Inc. Class A	180,096	13,415,351
WEX, Inc. (a)	3,617	262,630
Xerox Corp.	93,860	915,135

		44,620,356

IT Consulting & Other Services – 6.3%
Accenture PLC Class A	57,610	6,080,160
Acxiom Corp. (a)	7,352	137,483
Booz Allen Hamilton Holding Corp.	10,952	309,832
CACI International, Inc. Class A (a)	2,128	176,773
CIBER, Inc. (a)	7,749	25,184
Cognizant Technology Solutions Corp. Class A (a)	56,272	3,562,580
Computer Sciences Corp.	12,864	412,549
CSRA, Inc.	12,871	344,685
EPAM Systems, Inc. (a)	3,930	294,357
Forrester Research, Inc.	826	26,407
Gartner, Inc. (a)	7,673	674,380
International Business Machines Corp.	85,884	10,717,464
Leidos Holdings, Inc.	5,678	261,869
Lionbridge Technologies, Inc. (a)	6,276	29,058
ManTech International Corp. Class A	2,215	63,859
Perficient, Inc. (a)	3,404	64,846
Science Applications International Corp.	3,848	164,002
ServiceSource International, Inc. (a)	6,255	24,207
Teradata Corp. (a)	13,157	320,241
The Hackett Group, Inc.	2,445	36,113
Virtusa Corp. (a)	2,620	117,166

		23,843,215

TOTAL IT SERVICES		68,463,571

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 12.3%
Semiconductor Equipment – 1.5%
Advanced Energy Industries, Inc. (a)	3,617	101,565
Amkor Technology, Inc. (a)	10,148	62,309

	Shares	Value
Applied Materials, Inc.	110,884	$1,957,103
Brooks Automation, Inc.	6,375	60,754
Cabot Microelectronics Corp. (a)	2,239	90,993
Cohu, Inc.	2,214	26,812
Entegris, Inc. (a)	11,711	136,550
FormFactor, Inc. (a)	5,501	45,713
KLA-Tencor Corp.	14,523	972,896
Kulicke & Soffa Industries, Inc. (a)	6,684	67,642
Lam Research Corp.	14,653	1,051,939
MKS Instruments, Inc.	5,027	178,157
Nanometrics, Inc. (a)	2,305	32,570
PDF Solutions, Inc. (a)	2,782	30,129
Photronics, Inc. (a)	6,092	72,739
Rudolph Technologies, Inc. (a)	2,960	37,918
SolarEdge Technologies, Inc. (a)	1,423	40,228
SunEdison Semiconductor Ltd. (a)	3,850	23,870
SunEdison, Inc. (a)	30,319	94,898
Teradyne, Inc.	19,477	378,438
Tessera Technologies, Inc.	4,403	126,894
Ultratech, Inc. (a)	2,544	51,312
Veeco Instruments, Inc. (a)	3,746	69,825
Xcerra Corp. (a)	5,156	28,255

		5,739,509

Semiconductors – 10.8%
Advanced Micro Devices, Inc. (a)	61,520	135,344
Ambarella, Inc. (a)	2,903	115,191
Analog Devices, Inc.	28,975	1,560,593
Applied Micro Circuits Corp. (a)	7,010	38,976
Atmel Corp.	38,658	311,583
Avago Technologies Ltd.	34,618	4,628,773
Broadcom Corp. Class A	51,416	2,810,913
Cavium, Inc. (a)	5,170	298,671
Ceva, Inc. (a)	1,968	45,559
Cirrus Logic, Inc. (a)	5,859	203,424
Cree, Inc. (a)	9,655	270,630
Cypress Semiconductor Corp. (a)	31,376	246,615
Diodes, Inc. (a)	3,678	70,360
Exar Corp. (a)	3,906	21,483
Fairchild Semiconductor International, Inc. (a)	10,692	219,079
First Solar, Inc. (a)	7,023	482,199
Inphi Corp. (a)	2,828	78,477
Integrated Device Technology, Inc. (a)	13,674	348,414
Intel Corp.	438,842	13,612,879
Intersil Corp. Class A	12,469	162,097
IXYS Corp.	2,584	30,827
Lattice Semiconductor Corp. (a)	11,243	54,641
Linear Technology Corp.	22,190	948,179
M/A-COM Technology Solutions Holdings, Inc. (a)	2,051	78,964
Marvell Technology Group Ltd.	38,316	339,097
Maxim Integrated Products, Inc.	26,299	878,387
MaxLinear, Inc. Class A (a)	4,931	75,839

See accompanying notes which are an integral part of the financial statements.

45	Semiannual Report

Fidelity MSCI Information Technology Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – continued
Semiconductor – continued
Mellanox Technologies Ltd. (a)	3,939	$179,028
Microchip Technology, Inc.	19,464	872,182
Micron Technology, Inc. (a)	79,237	873,984
Microsemi Corp. (a)	10,300	326,510
Monolithic Power Systems, Inc.	3,506	219,370
NVE Corp.	394	19,542
NVIDIA Corp.	49,793	1,458,437
ON Semiconductor Corp. (a)	38,186	326,872
Power Integrations, Inc.	2,772	130,644
Qorvo, Inc. (a)	13,775	545,490
Rambus, Inc. (a)	10,915	133,600
Semtech Corp. (a)	6,145	123,514
Silicon Laboratories, Inc. (a)	3,783	172,505
Skyworks Solutions, Inc.	17,634	1,215,335
SunPower Corp. (a)	5,101	129,769
Synaptics, Inc. (a)	3,362	246,468
Texas Instruments, Inc.	94,745	5,014,853
Xilinx, Inc.	23,901	1,201,503

		41,256,800

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		46,996,309

SOFTWARE – 22.1%
Application Software – 6.1%
ACI Worldwide, Inc. (a)	11,072	198,189
Adobe Systems, Inc. (a)	45,941	4,094,721
ANSYS, Inc. (a)	8,346	736,034
Aspen Technology, Inc. (a)	7,823	253,778
Autodesk, Inc. (a)	20,907	978,866
Blackbaud, Inc.	4,317	265,409
Bottomline Technologies de, Inc. (a)	3,825	110,236
BroadSoft, Inc. (a)	2,593	88,706
Cadence Design Systems, Inc. (a)	27,062	529,333
Callidus Software, Inc. (a)	5,188	80,051
CDK Global, Inc.	12,589	554,545
Citrix Systems, Inc. (a)	14,887	1,048,938
Ebix, Inc.	2,546	86,869
Ellie Mae, Inc. (a)	2,593	181,069
EnerNOC, Inc. (a)	2,551	13,393
Epiq Systems, Inc.	2,225	27,857
Fair Isaac Corp.	2,867	273,999
Glu Mobile, Inc. (a)	11,945	26,398
Guidewire Software, Inc. (a)	6,518	358,751
HubSpot, Inc. (a)	1,389	56,379
Interactive Intelligence Group, Inc. (a)	1,767	42,196
Intuit, Inc.	24,327	2,323,472
Jive Software, Inc. (a)	3,872	13,475
Manhattan Associates, Inc. (a)	6,813	392,769
Mentor Graphics Corp.	9,417	163,667
MicroStrategy, Inc. Class A (a)	862	148,704

	Shares	Value
MobileIron, Inc. (a)	2,889	$10,660
Monotype Imaging Holdings, Inc.	3,638	90,732
Nuance Communications, Inc. (a)	22,852	402,881
Paycom Software, Inc. (a)	3,923	118,278
Paylocity Holding Corp. (a)	1,913	59,533
Pegasystems, Inc.	3,686	86,621
PROS Holdings, Inc. (a)	2,441	29,975
PTC, Inc. (a)	10,504	311,023
QAD, Inc. Class A	827	15,308
Qlik Technologies, Inc. (a)	8,641	216,371
RealPage, Inc. (a)	4,124	79,552
RingCentral, Inc. Class A (a)	4,423	96,510
Salesforce.com, Inc. (a)	57,493	3,912,974
Silver Spring Networks, Inc. (a)	2,926	33,503
SolarWinds, Inc. (a)	6,414	384,519
Solera Holdings, Inc.	6,182	335,435
Splunk, Inc. (a)	11,687	540,991
SS&C Technologies Holdings, Inc.	8,086	519,849
Synchronoss Technologies, Inc. (a)	3,495	107,087
Synopsys, Inc. (a)	14,485	621,406
Tangoe, Inc. (a)	3,607	30,191
Telenav, Inc. (a)	2,868	16,520
Textura Corp. (a)	1,752	27,664
The Ultimate Software Group, Inc. (a)	2,512	441,183
TiVo, Inc. (a)	9,471	75,579
Tyler Technologies, Inc. (a)	2,997	470,709
Verint Systems, Inc. (a)	5,676	207,798
Workday, Inc. Class A (a)	10,289	648,310
Workiva, Inc. (a)	2,092	31,234
Xura, Inc. (a)	2,130	45,710
Zendesk, Inc. (a)	4,487	98,759

		23,114,669

Home Entertainment Software – 1.0%
Activision Blizzard, Inc.	47,137	1,641,310
Electronic Arts, Inc. (a)	28,790	1,858,251
Take-Two Interactive Software, Inc. (a)	7,974	276,698
Zynga, Inc. Class A (a)	72,606	178,611

		3,954,870

Systems Software – 15.0%
A10 Networks, Inc. (a)	2,775	16,428
Barracuda Networks, Inc. (a)	1,686	17,838
CA, Inc.	30,596	879,023
CommVault Systems, Inc. (a)	4,011	150,493
Fleetmatics Group PLC (a)	3,561	154,583
Fortinet, Inc. (a)	13,517	380,368
Gigamon, Inc. (a)	1,712	44,769
Imperva, Inc. (a)	2,578	132,922
Infoblox, Inc. (a)	5,081	82,007
Microsoft Corp.	701,181	38,628,061
NetSuite, Inc. (a)	3,675	254,935
Oracle Corp.	320,150	11,624,646
Progress Software Corp. (a)	4,154	107,547

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	46

Common Stocks – continued
	Shares	Value
SOFTWARE – continued
Systems Software – continued
Proofpoint, Inc. (a)	3,534	$177,972
Qualys, Inc. (a)	2,287	59,439
Rapid7, Inc. (a)	691	9,052
Red Hat, Inc. (a)	16,990	1,190,149
Rovi Corp. (a)	8,316	161,829
ServiceNow, Inc. (a)	13,674	850,660
Symantec Corp.	63,213	1,254,146
Tableau Software, Inc. Class A (a)	4,742	380,498
The Rubicon Project, Inc. (a)	2,583	34,845
TubeMogul, Inc. (a)	1,563	17,615
Varonis Systems, Inc. (a)	1,022	19,234
VASCO Data Security International, Inc. (a)	2,993	46,392
VMware, Inc. Class A (a)	7,322	334,982

		57,010,433

TOTAL SOFTWARE		84,079,972

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 16.9%
Technology Hardware, Storage & Peripherals – 16.9%
3D Systems Corp. (a)	9,990	80,020
Apple, Inc.	526,264	51,226,538
Cray, Inc. (a)	3,775	148,697
Diebold, Inc.	5,745	159,251
Eastman Kodak Co. (a)	1,740	15,869
Electronics For Imaging, Inc. (a)	4,345	179,796
EMC Corp.	177,676	4,401,035
Hewlett Packard Enterprise Co.	167,839	2,309,465
HP, Inc.	166,928	1,620,871

	Shares	Value
Immersion Corp. (a)	3,090	$26,203
Lexmark International, Inc. Class A	5,668	159,894
NCR Corp. (a)	11,817	252,175
NetApp, Inc.	27,830	610,312
Nimble Storage, Inc. (a)	3,218	21,142
Quantum Corp. (a)	21,894	10,404
SanDisk Corp.	18,888	1,335,382
Seagate Technology PLC	27,929	811,337
Super Micro Computer, Inc. (a)	3,633	108,191
Western Digital Corp.	21,295	1,021,734

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		64,498,316

TOTAL COMMON STOCKS (Cost $411,345,993)		382,992,289

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $304,929)	304,929	304,929

TOTAL INVESTMENT PORTFOLIO – 100.7% (Cost $411,650,922)		383,297,218

NET OTHER ASSETS (LIABILITIES) – (0.7%)		(2,778,857)

NET ASSETS – 100%		$380,518,361

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$382,992,289	$382,992,289	$—	$—
Money Market Funds	304,929	304,929	—	—

Total Investments in Securities:	$383,297,218	$383,297,218	$—	$—

See accompanying notes which are an integral part of the financial statements.

47	Semiannual Report

Fidelity MSCI Materials Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
CHEMICALS – 70.1%
Commodity Chemicals – 6.4%
Axiall Corp.	7,079	$126,926
Cabot Corp.	6,268	252,851
Calgon Carbon Corp.	5,263	85,208
Hawkins, Inc.	974	36,496
Koppers Holdings, Inc. (a)	2,003	33,911
Kronos Worldwide, Inc.	2,337	10,984
LyondellBasell Industries N.V. Class A	39,567	3,085,039
Tredegar Corp.	2,316	30,409
Trinseo S.A. (a)	1,221	29,048
Tronox Ltd. Class A	6,671	23,815
Westlake Chemical Corp.	4,642	211,118

		3,925,805

Diversified Chemicals – 17.9%
Eastman Chemical Co.	14,864	909,825
EI du Pont de Nemours & Co.	90,412	4,770,137
Huntsman Corp.	20,823	179,703
LSB Industries, Inc. (a)	1,751	9,806
Olin Corp.	16,468	278,968
The Chemours Co.	17,884	70,463
The Dow Chemical Co.	112,355	4,718,910

		10,937,812

Fertilizers & Agricultural Chemicals – 10.7%
AgroFresh Solutions, Inc. (a)	2,234	12,265
American Vanguard Corp.	2,683	30,210
CF Industries Holdings, Inc.	23,289	698,670
FMC Corp.	13,326	476,005
Intrepid Potash, Inc. (a)	5,532	12,060
Monsanto Co.	46,747	4,235,278
The Mosaic Co.	32,006	771,345
The Scotts Miracle-Gro Co. Class A	4,586	314,966

		6,550,799

Industrial Gases – 10.5%
Air Products & Chemicals, Inc.	20,413	2,586,531
Airgas, Inc.	6,714	939,960
Praxair, Inc.	28,628	2,862,800

		6,389,291

Specialty Chemicals – 24.6%
A Schulman, Inc. Class A	2,921	73,960
Albemarle Corp.	11,227	590,989
Ashland, Inc.	6,408	607,222
Axalta Coating Systems Ltd. (a)	14,151	336,935
Balchem Corp.	3,162	177,515
Celanese Corp. Class A	15,321	975,488
Chemtura Corp. (a)	6,054	158,857
Ecolab, Inc.	26,538	2,862,654
Ferro Corp. (a)	7,757	72,063
Flotek Industries, Inc. (a)	5,388	35,992
FutureFuel Corp.	2,471	30,937
HB Fuller Co.	5,043	187,701
Innophos Holdings, Inc.	1,946	51,978
Innospec, Inc.	2,395	119,391

	Shares	Value
International Flavors & Fragrances, Inc.	8,054	$941,996
Kraton Performance Polymers, Inc. (a)	3,065	44,994
Minerals Technologies, Inc.	3,472	142,317
NewMarket Corp.	1,055	400,130
OMNOVA Solutions, Inc. (a)	4,691	24,628
Platform Specialty Products Corp. (a)	14,794	112,878
PolyOne Corp.	8,889	240,536
PPG Industries, Inc.	27,053	2,573,281
Quaker Chemical Corp.	1,318	98,863
Rayonier Advanced Materials, Inc.	4,358	30,506
RPM International, Inc.	13,363	524,498
Sensient Technologies Corp.	4,575	272,990
Stepan Co.	2,015	90,594
The Sherwin-Williams Co.	7,921	2,025,162
The Valspar Corp.	7,632	597,815
WR Grace & Co. (a)	7,230	588,088

		14,990,958

TOTAL CHEMICALS		42,794,665

CONSTRUCTION MATERIALS – 4.0%
Construction Materials – 4.0%
Eagle Materials, Inc.	5,035	269,574
Headwaters, Inc. (a)	7,415	118,418
Martin Marietta Materials, Inc.	5,689	714,425
Summit Materials, Inc. Class A (a)	4,927	78,191
United States Lime & Minerals, Inc.	229	12,588
US Concrete, Inc. (a)	1,369	62,262
Vulcan Materials Co.	13,307	1,173,677

TOTAL CONSTRUCTION MATERIALS		2,429,135

CONTAINERS & PACKAGING – 13.6%
Metal & Glass Containers – 4.7%
Aptargroup, Inc.	6,292	458,687
Ball Corp.	13,125	877,144
Berry Plastics Group, Inc. (a)	11,958	371,894
Crown Holdings, Inc. (a)	13,930	639,108
Greif, Inc. Class A	2,556	67,555
Myers Industries, Inc.	2,452	27,928
Owens-Illinois, Inc. (a)	15,255	197,400
Silgan Holdings, Inc.	4,528	239,395

		2,879,111

Paper Packaging – 8.9%
Avery Dennison Corp.	9,160	557,753
Bemis Co., Inc.	9,725	465,536
Graphic Packaging Holding Co.	32,805	372,665
International Paper Co.	39,659	1,356,734
Packaging Corp. of America	9,771	496,660
Sealed Air Corp.	20,574	833,864
Sonoco Products Co.	10,073	397,984
WestRock Co.	26,176	923,489

		5,404,685

TOTAL CONTAINERS & PACKAGING		8,283,796

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	48

Common Stocks – continued
	Shares	Value
METALS & MINING – 10.3%
Aluminum – 1.8%
Alcoa, Inc.	130,883	$954,137
Century Aluminum Co. (a)	5,198	24,535
Kaiser Aluminum Corp.	1,721	133,790

		1,112,462

Diversified Metals & Mining – 1.3%
Compass Minerals International, Inc.	3,361	251,571
Freeport-McMoRan, Inc.	103,763	477,310
Materion Corp.	1,937	47,437

		776,318

Gold – 2.1%
McEwen Mining, Inc.	22,524	27,704
Newmont Mining Corp.	52,871	1,055,305
Royal Gold, Inc.	6,507	193,844

		1,276,853

Precious Metals & Minerals – 0.1%
Stillwater Mining Co. (a)	11,928	78,128

Silver – 0.2%
Coeur Mining, Inc. (a)	14,043	31,035
Hecla Mining Co.	38,357	71,344

		102,379

Steel – 4.8%
AK Steel Holding Corp. (a)	17,319	35,331
Allegheny Technologies, Inc.	10,946	102,673
Carpenter Technology Corp.	4,959	137,662
Cliffs Natural Resources, Inc. (a)	13,316	21,439
Commercial Metals Co.	11,608	161,583
Haynes International, Inc.	1,219	39,008
Nucor Corp.	31,941	1,247,935
Reliance Steel & Aluminum Co.	7,334	417,598
Schnitzer Steel Industries, Inc. Class A	2,692	36,207
Steel Dynamics, Inc.	24,137	442,914
SunCoke Energy, Inc.	6,283	23,750
TimkenSteel Corp.	3,483	31,382
United States Steel Corp.	14,754	103,278
Worthington Industries, Inc.	4,923	150,595

		2,951,355

TOTAL METALS & MINING		6,297,495

	Shares	Value
PAPER & FOREST PRODUCTS – 1.9%
Forest Products – 0.6%
Boise Cascade Co. (a)	3,905	$80,678
Deltic Timber Corp.	1,122	61,620
Louisiana-Pacific Corp. (a)	14,237	223,806

		366,104

Paper Products – 1.3%
Clearwater Paper Corp. (a)	1,893	74,130
Domtar Corp.	6,283	202,627
KapStone Paper and Packaging Corp.	8,657	127,950
Mercer International, Inc.	4,795	35,243
Neenah Paper, Inc.	1,653	99,907
PH Glatfelter Co.	4,292	63,350
Resolute Forest Products, Inc. (a)	6,454	36,401
Schweitzer-Mauduit International, Inc.	3,023	126,966

		766,574

TOTAL PAPER & FOREST PRODUCTS		1,132,678

TOTAL COMMON STOCKS (Cost $79,783,277)		60,937,769

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $44,567)	44,567	44,567

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $79,827,844)		60,982,336

NET OTHER ASSETS (LIABILITIES) – 0.0%		24,899

NET ASSETS – 100%		$61,007,235

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$60,937,769	$60,937,769	$—	$—
Money Market Funds	44,567	44,567	—	—

Total Investments in Securities:	$60,982,336	$60,982,336	$—	$—

See accompanying notes which are an integral part of the financial statements.

49	Semiannual Report

Fidelity MSCI Real Estate Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.9%
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – 96.6%
Diversified REIT’s – 6.2%
American Assets Trust, Inc.	1,716	$64,161
Cousins Properties, Inc.	10,499	90,501
Duke Realty Corp.	17,601	354,308
Empire State Realty Trust, Inc. Class A	5,581	92,366
First Potomac Realty Trust	3,050	29,860
Forest City Realty Trust, Inc. Class A (a)	12,244	241,207
Global Net Lease, Inc.	8,657	60,599
Gramercy Property Trust	21,383	156,310
Investors Real Estate Trust	6,386	41,637
Lexington Realty Trust	10,979	80,476
Liberty Property Trust	7,656	224,474
NorthStar Realty Finance Corp.	7,269	86,283
One Liberty Properties, Inc.	713	14,773
PS Business Parks, Inc.	1,035	89,610
RAIT Financial Trust	4,967	12,716
Select Income REIT	3,447	65,148
Spirit Realty Capital, Inc.	22,555	236,376
STORE Capital Corp.	4,290	106,349
VEREIT, Inc.	46,139	355,732
Washington Real Estate Investment Trust	3,479	87,775
Winthrop Realty Trust	1,647	21,707
WP Carey, Inc.	5,060	294,745

		2,807,113

Health Care REIT’s – 9.6%
Care Capital Properties, Inc.	4,263	127,634
CareTrust REIT, Inc.	2,377	24,388
HCP, Inc.	23,531	845,704
Healthcare Realty Trust, Inc.	5,143	149,353
Healthcare Trust of America, Inc. Class A	6,498	182,204
LTC Properties, Inc.	1,778	79,174
Medical Properties Trust, Inc.	11,889	130,779
National Health Investors, Inc.	1,833	111,227
New Senior Investment Group, Inc.	4,439	40,794
Omega Healthcare Investors, Inc.	9,431	299,057
Physicians Realty Trust	5,442	92,895
Sabra Health Care REIT, Inc.	3,345	61,414
Senior Housing Properties Trust	12,059	174,614
Universal Health Realty Income Trust	112	5,693
Ventas, Inc.	16,830	931,036
Welltower, Inc.	17,893	1,113,303

		4,369,269

Hotel & Resort REIT’s – 4.2%
Apple Hospitality REIT, Inc.	8,536	156,123
Ashford Hospitality Prime, Inc.	1,509	16,584
Ashford Hospitality Trust, Inc.	5,023	27,928
Chatham Lodging Trust	2,014	37,984
Chesapeake Lodging Trust	3,054	76,716
DiamondRock Hospitality Co.	10,353	85,930
FelCor Lodging Trust, Inc.	6,980	48,581
Hersha Hospitality Trust	2,229	39,164

	Shares	Value
Hospitality Properties Trust	7,277	$171,664
Host Hotels & Resorts, Inc.	38,245	529,693
LaSalle Hotel Properties	5,804	128,617
Pebblebrook Hotel Trust	3,704	90,452
RLJ Lodging Trust	6,712	122,762
Ryman Hospitality Properties, Inc.	2,345	110,098
Summit Hotel Properties, Inc.	4,482	45,492
Sunstone Hotel Investors, Inc.	10,753	127,742
Xenia Hotels & Resorts, Inc.	5,481	80,187

		1,895,717

Industrial REIT’s – 3.5%
DCT Industrial Trust, Inc.	4,522	161,843
EastGroup Properties, Inc.	1,636	87,346
First Industrial Realty Trust, Inc.	5,687	117,095
Monmouth Real Estate Investment Corp. Class A	2,863	29,432
Prologis, Inc.	26,656	1,052,112
Rexford Industrial Realty, Inc.	2,866	46,687
STAG Industrial, Inc.	3,489	59,069
Terreno Realty Corp.	2,231	50,153

		1,603,737

Mortgage REIT’s – 5.3%
AG Mortgage Investment Trust, Inc.	1,463	17,161
Altisource Residential Corp.	2,948	29,333
American Capital Agency Corp.	17,793	303,726
American Capital Mortgage Investment Corp.	2,676	34,868
Annaly Capital Management, Inc.	48,282	458,679
Anworth Mortgage Asset Corp.	5,455	23,238
Apollo Commercial Real Estate Finance, Inc.	3,026	48,113
Apollo Residential Mortgage, Inc.	1,681	18,239
ARMOUR Residential REIT, Inc.	2,272	44,281
Blackstone Mortgage Trust, Inc. Class A	4,552	112,799
Capstead Mortgage Corp.	4,899	45,757
Chimera Investment Corp.	10,027	124,235
Colony Financial, Inc. Class A	5,750	99,072
CYS Investments, Inc.	8,108	55,864
Dynex Capital, Inc.	2,686	16,116
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,877	33,692
Hatteras Financial Corp.	4,951	60,699
Invesco Mortgage Capital, Inc.	6,336	71,723
iStar, Inc. (a)	4,368	45,602
Ladder Capital Corp.	2,259	24,849
MFA Financial, Inc.	18,842	119,647
New Residential Investment Corp.	11,708	133,354
New York Mortgage Trust, Inc.	5,705	27,612
Newcastle Investment Corp.	3,726	13,265
Redwood Trust, Inc.	4,314	46,462
Resource Capital Corp.	1,724	17,964
Starwood Property Trust, Inc.	12,188	232,059

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	50

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Mortgage REIT’s – continued
Two Harbors Investment Corp.	18,841	$143,192
United Development Funding IV	40	403
Western Asset Mortgage Capital Corp.	2,234	21,916

		2,423,920

Office REIT’s – 9.7%
Alexandria Real Estate Equities, Inc.	3,689	292,095
Boston Properties, Inc.	7,811	907,716
Brandywine Realty Trust	9,238	118,524
Columbia Property Trust, Inc.	6,036	134,422
Corporate Office Properties Trust	4,819	107,464
Douglas Emmett, Inc.	7,103	210,107
Easterly Government Properties, Inc.	787	14,024
Equity Commonwealth (a)	6,309	169,649
Franklin Street Properties Corp.	4,620	45,091
Government Properties Income Trust	1,943	26,677
Highwoods Properties, Inc.	4,811	203,457
Hudson Pacific Properties, Inc.	3,874	98,438
Kilroy Realty Corp.	4,706	262,924
Mack-Cali Realty Corp.	4,358	90,603
New York REIT, Inc.	8,375	86,095
NorthStar Realty Europe Corp.	2,976	28,094
Paramount Group, Inc.	8,154	133,726
Parkway Properties, Inc.	4,316	58,137
Piedmont Office Realty Trust, Inc. Class A	7,687	142,286
SL Green Realty Corp.	5,077	490,489
Tier REIT, Inc.	2,476	38,056
Vornado Realty Trust	8,631	763,498

		4,421,572

Residential REIT’s – 13.4%
American Campus Communities, Inc.	5,736	242,059
American Homes 4 Rent Class A	8,571	128,479
American Residential Properties, Inc.	1,608	27,240
Apartment Investment & Management Co. Class A	7,971	312,065
AvalonBay Communities, Inc.	6,758	1,158,929
Camden Property Trust	4,429	337,933
Campus Crest Communities, Inc. (a)	3,363	23,272
Colony Starwood Homes	1,978	42,567
Education Realty Trust, Inc.	3,202	125,134
Equity Lifestyle Properties, Inc.	4,085	269,283
Equity Residential	18,494	1,425,702
Essex Property Trust, Inc.	3,345	712,853
Mid-America Apartment Communities, Inc.	3,842	360,456
Monogram Residential Trust, Inc.	8,093	70,571
Post Properties, Inc.	2,796	160,183
Silver Bay Realty Trust Corp.	1,806	25,212
Sun Communities, Inc.	2,661	177,196
UDR, Inc.	13,344	474,913

		6,074,047

	Shares	Value
Retail REIT’s – 20.2%
Acadia Realty Trust	3,535	$120,543
Agree Realty Corp.	1,013	37,400
Alexander’s, Inc.	120	43,800
Brixmor Property Group, Inc.	9,145	243,440
CBL & Associates Properties, Inc.	6,700	72,025
Cedar Realty Trust, Inc.	3,737	26,383
DDR Corp.	15,710	268,798
Equity One, Inc.	4,698	130,229
Federal Realty Investment Trust	3,519	530,771
General Growth Properties, Inc.	29,288	821,236
Getty Realty Corp.	1,432	25,604
Inland Real Estate Corp.	4,672	50,037
Kimco Realty Corp.	21,033	571,887
Kite Realty Group Trust	4,244	112,466
National Retail Properties, Inc.	6,858	294,483
Pennsylvania Real Estate Investment Trust	3,576	70,018
Ramco-Gershenson Properties Trust	4,064	69,454
Realty Income Corp.	11,953	666,858
Regency Centers Corp.	4,800	347,472
Retail Opportunity Investments Corp.	5,086	94,040
Retail Properties of America, Inc. Class A	12,133	188,183
Rouse Properties, Inc.	2,109	36,907
Saul Centers, Inc.	650	33,066
Seritage Growth Properties, Class A	1,286	50,141
Simon Property Group, Inc.	15,723	2,928,880
Tanger Factory Outlet Centers	4,907	156,975
Taubman Centers, Inc.	3,078	218,661
The Macerich Co.	6,852	534,250
Urban Edge Properties	5,096	123,833
Urstadt Biddle Properties, Inc. Class A	662	13,439
Weingarten Realty Investors	6,018	209,968
WP Glimcher, Inc.	9,474	86,024

		9,177,271

Specialized REIT’s – 24.5%
American Tower Corp.	21,514	2,029,631
CatchMark Timber Trust, Inc. Class A	2,108	22,956
Communications Sales & Leasing, Inc. (a)	6,512	125,095
CoreSite Realty Corp.	1,550	99,417
Corrections Corp. of America	5,958	171,650
Crown Castle International Corp.	16,954	1,461,435
CubeSmart	8,635	270,189
CyrusOne, Inc.	3,202	117,994
Digital Realty Trust, Inc.	6,916	553,833
DuPont Fabros Technology, Inc.	3,361	111,484
EPR Properties	2,957	177,272
Equinix, Inc.	3,393	1,053,764
Extra Space Storage, Inc.	5,942	538,880
Four Corners Property Trust, Inc.	1,942	32,820
Gaming and Leisure Properties, Inc.	4,703	122,654
InfraREIT, Inc. (a)	2,160	41,753
Iron Mountain, Inc.	10,222	281,514

See accompanying notes which are an integral part of the financial statements.

51	Semiannual Report

Fidelity MSCI Real Estate Index ETF

Investments (Unaudited) – continued

Common Stocks – continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS (REITS) – continued
Specialized REIT’s – continued
Lamar Advertising Co. Class A	4,184	$234,764
Outfront Media, Inc.	7,042	153,163
Plum Creek Timber Co., Inc.	8,907	360,823
Potlatch Corp.	2,090	60,276
Public Storage	7,473	1,894,854
QTS Realty Trust, Inc. Class A	1,989	91,892
Rayonier, Inc.	6,463	136,305
Sovran Self Storage, Inc.	1,993	224,571
The Geo Group, Inc.	3,807	112,611
Weyerhaeuser Co.	26,169	670,188

		11,151,788

TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS)		43,924,434

REAL ESTATE MANAGEMENT & DEVELOPMENT – 3.3%
Diversified Real Estate Activities – 0.3%
Alexander & Baldwin, Inc.	2,399	72,690
Tejon Ranch Co. (a)	850	16,626
The RMR Group, Inc. Class A (a)	380	7,923
The St Joe Co. (a)	2,134	33,952

		131,191

Real Estate Development – 0.4%
Forestar Group, Inc. (a)	1,722	15,636
The Howard Hughes Corp. (a)	1,829	173,810

		189,446

	Shares	Value
Real Estate Services – 2.6%
Altisource Portfolio Solutions S.A. (a)	759	$21,935
CBRE Group, Inc. Class A (a)	15,277	427,298
Jones Lang LaSalle, Inc.	2,293	322,671
Kennedy-Wilson Holdings, Inc.	4,363	88,481
Marcus & Millichap, Inc. (a)	769	18,179
RE/MAX Holdings, Inc. Class A	879	30,607
Realogy Holdings Corp. (a)	7,486	245,541

		1,154,712

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,475,349

TOTAL COMMON STOCKS (Cost $48,531,349)		45,399,783

Money Market Funds – 0.0%

SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $22,422)	22,422	22,422

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $48,553,771)		45,422,205

NET OTHER ASSETS (LIABILITIES) – 0.1%		44,773

NET ASSETS – 100%		$45,466,978

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$45,399,783	$45,399,783	$—	$—
Money Market Funds	22,422	22,422	—	—

Total Investments in Securities:	$45,422,205	$45,422,205	$—	$—

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	52

Fidelity MSCI Telecommunication Services Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 100.0%
	Shares	Value
DIVERSIFIED TELECOMMUNICATION SERVICES – 87.1%
Alternative Carriers – 20.0%
8x8, Inc. (a)	123,854	$1,555,606
Cogent Communications Holdings, Inc.	46,198	1,543,475
Globalstar, Inc. (a)	668,870	856,154
inContact, Inc. (a)	146,439	1,266,697
Inteliquent, Inc.	74,318	1,276,783
Iridium Communications, Inc. (a)	170,888	1,189,381
Level 3 Communications, Inc. (a)	79,124	3,862,042
Lumos Networks Corp. (a)	96,062	1,112,398
ORBCOMM, Inc. (a)	196,764	1,436,377
pdvWireless, Inc. (a)	29,978	721,571
Straight Path Communications, Inc. (a)	68,621	1,543,973
Vonage Holdings Corp. (a)	233,936	1,200,092

		17,564,549

Integrated Telecommunication Services – 67.1%
AT&T, Inc.	596,885	21,523,673
Atlantic Tele-Network, Inc.	18,189	1,400,371
CenturyLink, Inc.	144,488	3,672,885
Cincinnati Bell, Inc. (a)	366,712	1,188,147
Consolidated Communications Holdings, Inc.	66,362	1,329,894
FairPoint Communications, Inc. (a)	74,368	1,115,520
Frontier Communications Corp.	425,411	1,935,620
General Communication, Inc. Class A (a)	67,322	1,219,875
IDT Corp. Class B	74,071	940,702
SBA Communications Corp. Class A (a)	32,917	3,268,000
Verizon Communications, Inc.	410,385	20,506,938
Windstream Holding, Inc.	167,979	969,239

		59,070,864

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		76,635,413

	Shares	Value
WIRELESS TELECOMMUNICATION SERVICES – 12.9%
Wireless Telecommunication Services – 12.9%
Boingo Wireless, Inc. (a)	157,796	$962,556
Contra Leap Wireless (a)	18,242	47,064
NII Holdings, Inc. (a)	122,554	447,322
Shenandoah Telecommunications Co.	59,740	1,372,825
Spok Holdings, Inc.	74,424	1,340,376
Sprint Corp. (a)	380,713	1,149,753
T-Mobile US, Inc. (a)	83,939	3,370,151
Telephone & Data Systems, Inc.	63,260	1,467,000
United States Cellular Corp. (a)	31,978	1,203,652

TOTAL WIRELESS TELECOMMUNICATION SERVICES		11,360,699

TOTAL COMMON STOCKS (Cost $88,135,129)		87,996,112

Money Market Funds – 0.1%

SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $79,701)	79,701	79,701

TOTAL INVESTMENT PORTFOLIO – 100.1% (Cost $88,214,830)		88,075,813

NET OTHER ASSETS (LIABILITIES) – (0.1%)		(62,038)

NET ASSETS – 100%		$88,013,775

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$87,996,112	$87,949,048	$—	$47,064
Money Market Funds	79,701	79,701	—	—

Total Investments in Securities:	$88,075,813	$88,028,749	$—	$47,064

See accompanying notes which are an integral part of the financial statements.

53	Semiannual Report

Fidelity MSCI Utilities Index ETF

Investments January 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks – 99.8%
	Shares	Value
ELECTRIC UTILITIES – 52.4%
Electric Utilities – 52.4%
ALLETE, Inc.	10,350	$547,515
American Electric Power Co., Inc.	109,651	6,685,422
Cleco Corp.	13,492	716,965
Duke Energy Corp.	153,869	11,586,336
Edison International	72,824	4,500,523
El Paso Electric Co.	9,083	371,767
Empire District Electric Co.	9,803	287,620
Entergy Corp.	40,139	2,833,011
Eversource Energy	70,892	3,813,990
Exelon Corp.	192,594	5,695,005
FirstEnergy Corp.	94,427	3,121,757
Great Plains Energy, Inc.	34,555	963,393
Hawaiian Electric Industries, Inc.	23,970	717,182
IDACORP, Inc.	11,230	781,496
ITC Holdings Corp.	34,912	1,392,989
MGE Energy, Inc.	7,734	374,712
NextEra Energy, Inc.	101,064	11,289,859
OGE Energy Corp.	44,692	1,172,271
Otter Tail Corp.	7,599	211,556
Pepco Holdings, Inc.	56,678	1,512,169
Pinnacle West Capital Corp.	24,767	1,642,300
PNM Resources, Inc.	17,796	558,972
Portland General Electric Co.	19,798	769,548
PPL Corp.	149,766	5,250,796
The Southern Co.	203,027	9,932,081
Westar Energy, Inc.	31,600	1,376,496
Xcel Energy, Inc.	113,383	4,333,498

TOTAL ELECTRIC UTILITIES		82,439,229

GAS UTILITIES – 7.2%
Gas Utilities – 7.2%
AGL Resources, Inc.	26,850	1,706,586
Atmos Energy Corp.	22,676	1,569,633
Chesapeake Utilities Corp.	3,418	215,232
National Fuel Gas Co.	16,029	726,595
New Jersey Resources Corp.	19,076	671,857
Northwest Natural Gas Co.	6,093	316,531
ONE Gas, Inc.	11,634	658,019
Piedmont Natural Gas Co., Inc.	17,689	1,047,896
Questar Corp.	39,201	799,308
South Jersey Industries, Inc.	15,291	380,134
Southwest Gas Corp.	10,495	617,421
The Laclede Group, Inc.	9,676	618,683
UGI Corp.	38,650	1,314,100
WGL Holdings, Inc.	11,144	744,308

TOTAL GAS UTILITIES		11,386,303

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 3.2%
Independent Power Producers & Energy Traders – 2.6%
AES Corp.	152,717	1,450,812
Calpine Corp. (a)	76,555	1,172,057

	Shares	Value
Dynegy, Inc. (a)	21,449	$253,956
NRG Energy, Inc.	73,757	784,775
NRG Yield, Inc. Class A	7,711	95,616
NRG Yield, Inc. Class C	14,062	186,181
Talen Energy Corp. (a)	18,621	133,140

		4,076,537

Renewable Electricity – 0.6%
8Point3 Energy Partners LP	4,456	73,301
NextEra Energy Partners LP	6,259	168,930
Ormat Technologies, Inc.	8,210	290,634
Pattern Energy Group, Inc.	13,374	253,437
TerraForm Global, Inc. Class A	10,737	45,418
TerraForm Power, Inc. Class A (a)	15,248	151,108
Vivint Solar, Inc. (a)	4,754	39,458

		1,022,286

TOTAL INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS		5,098,823

MULTI-UTILITIES – 33.9%
Multi-Utilities – 33.9%
Alliant Energy Corp.	25,315	1,654,082
Ameren Corp.	54,235	2,436,236
Avista Corp.	13,898	514,643
Black Hills Corp.	11,275	555,632
CenterPoint Energy, Inc.	91,383	1,633,014
CMS Energy Corp.	62,021	2,411,377
Consolidated Edison, Inc.	65,464	4,542,547
Dominion Resources, Inc.	132,848	9,587,640
DTE Energy Co.	40,112	3,409,921
MDU Resources Group, Inc.	41,338	697,785
NiSource, Inc.	71,079	1,493,370
NorthWestern Corp.	10,496	586,097
PG&E Corp.	109,337	6,003,695
Public Service Enterprise Group, Inc.	113,078	4,670,121
SCANA Corp.	30,351	1,910,595
Sempra Energy	52,639	4,987,545
TECO Energy, Inc.	52,602	1,426,566
Unitil Corp.	2,929	113,499
Vectren Corp.	18,513	774,584
WEC Energy Group, Inc.	70,560	3,897,029

TOTAL MULTI-UTILITIES		53,305,978

WATER UTILITIES – 3.1%
Water Utilities – 3.1%
American States Water Co.	8,301	376,865
American Water Works Co., Inc.	40,293	2,615,419
Aqua America, Inc.	39,557	1,247,232
California Water Service Group	10,649	267,184
Connecticut Water Service, Inc.	2,480	106,466
Middlesex Water Co.	3,586	103,994
SJW Corp.	3,418	111,427

TOTAL WATER UTILITIES		4,828,587

TOTAL COMMON STOCKS (Cost $164,502,678)		157,058,920

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	54

Money Market Funds – 0.1%
	Shares	Value
SSgA US Treasury Money Market Fund, 0.08% (b) (Cost $174,195)	174,195	$174,195

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $164,676,873)		157,233,115

NET OTHER ASSETS (LIABILITIES) – 0.1%		84,688

NET ASSETS – 100%		$157,317,803

Legend

(a)	Non-income producing.

(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Other Information

The following is a summary of the inputs used, as of January 31, 2016, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$157,058,920	$157,058,920	$—	$—
Money Market Funds	174,195	174,195	—	—

Total Investments in Securities:	$157,233,115	$157,233,115	$—	$—

See accompanying notes which are an integral part of the financial statements.

55	Semiannual Report

Financial Statements

Statements of Assets and Liabilities
January 31, 2016 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$251,497,952	$258,707,253	$290,835,705	$213,801,247
Cash	—	—	—	27,125
Receivable for investments sold	—	2,288,184	7,742,669	—
Receivable for fund shares sold	—	3,296	—	—
Dividends receivable	200,911	429,920	149,043	290,260
Interest receivable	15	10	14	6

Total assets	251,698,878	261,428,663	298,727,431	214,118,638

Liabilities
Payable for investments purchased	—	2,349,473	7,934,991	277,304
Accrued management fees	27,389	24,770	27,214	22,436

Total liabilities	27,389	2,374,243	7,962,205	299,740

Net Assets	$251,671,489	$259,054,420	$290,765,226	$213,818,898

Net Assets consist of:
Paid in capital	$272,574,961	$253,029,013	$410,029,698	$253,815,387
Undistributed net investment income	411,967	419,348	581,532	370,415
Accumulated undistributed net realized gain (loss) on investments	4,448,482	2,995,437	(12,166,230)	(7,713,254)
Net unrealized appreciation (depreciation) on investments	(25,763,921)	2,610,622	(107,679,774)	(32,653,650)

Net Assets	$251,671,489	$259,054,420	$290,765,226	$213,818,898

Shares outstanding	8,700,000	8,550,000	17,650,000	8,250,000

Net Asset Value, offering price and redemption price per share	$28.93	$30.30	$16.47	$25.92

Investments at cost	$277,261,873	$256,096,631	$398,515,479	$246,454,897

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	56

Statements of Assets and Liabilities
January 31, 2016 (Unaudited)
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$640,879,561	$103,856,125	$383,297,218	$60,982,336
Cash	—	—	164,529	—
Receivable for investments sold	—	—	69	—
Dividends receivable	465,912	77,898	69,189	43,041
Interest receivable	32	4	18	4

Total assets	641,345,505	103,934,027	383,531,023	61,025,381

Liabilities
Payable for investments purchased	590,661	1,666,540	2,972,803	—
Payable for fund shares redeemed	—	—	—	10,225
Accrued management fees	67,827	11,124	39,859	7,921

Total liabilities	658,488	1,677,664	3,012,662	18,146

Net Assets	$640,687,017	$102,256,363	$380,518,361	$61,007,235

Net Assets consist of:
Paid in capital	$679,928,771	$126,283,037	$396,683,320	$94,391,477
Undistributed net investment income	493,541	64,722	205,049	34,049
Accumulated undistributed net realized gain (loss) on investments	16,908,641	(6,184,521)	11,983,696	(14,572,783)
Net unrealized appreciation (depreciation) on investments	(56,643,936)	(17,906,875)	(28,353,704)	(18,845,508)

Net Assets	$640,687,017	$102,256,363	$380,518,361	$61,007,235

Shares outstanding	20,450,000	4,000,000	12,300,000	2,800,000

Net Asset Value, offering price and redemption price per share	$31.33	$25.56	$30.94	$21.79

Investments at cost	$697,523,497	$121,763,000	$411,650,922	$79,827,844

See accompanying notes which are an integral part of the financial statements.

57	Semiannual Report

Financial Statements – continued

Statements of Assets and Liabilities
January 31, 2016 (Unaudited)
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Assets
Investments in securities, at value – See accompanying schedule	$45,422,205	$88,075,813	$157,233,115
Cash	9,387	—	—
Receivable for investments sold	—	1,332,560	—
Receivable for fund shares sold	—	8,692	—
Dividends receivable	55,882	441,549	98,504
Interest receivable	2	3	8

Total assets	45,487,476	89,858,617	157,331,627

Liabilities
Payable for investments purchased	16,075	1,837,424	—
Accrued management fees	4,423	7,418	13,824

Total liabilities	20,498	1,844,842	13,824

Net Assets	$45,466,978	$88,013,775	$157,317,803

Net Assets consist of:
Paid in capital	$49,004,783	$89,729,332	$167,201,449
Undistributed net investment income	102,829	376,268	72,060
Accumulated undistributed net realized gain (loss) on investments	(509,068)	(1,952,808)	(2,511,948)
Net unrealized appreciation (depreciation) on investments	(3,131,566)	(139,017)	(7,443,758)

Net Assets	$45,466,978	$88,013,775	$157,317,803

Shares outstanding	2,100,000	3,250,000	5,400,000

Net Asset Value, offering price and redemption price per share	$21.65	$27.08	$29.13

Investments at cost	$48,553,771	$88,214,830	$164,676,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	58

Statements of Operations
For the six months ended January 31, 2016 (Unaudited)
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF
Investment Income
Dividends	$2,363,531	$2,859,717	$3,948,461	$3,409,263
Interest	16	11	14	6

Total income	2,363,547	2,859,728	3,948,475	3,409,269

Expenses
Management fees	167,126	128,672	155,788	149,975
Independent trustees’ compensation	2,638	1,940	2,484	2,479

Total expenses	169,764	130,612	158,272	152,454

Net investment income (loss)	2,193,783	2,729,116	3,790,203	3,256,815

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(2,292,491)	(2,161,055)	(6,570,692)	(1,483,033)
Net realized gain (loss) on In-kind redemptions	7,649,855	5,445,304	167,055	(4,810,077)

Total net realized gain (loss)	5,357,364	3,284,249	(6,403,637)	(6,293,110)

Change in net unrealized appreciation (depreciation) on investment securities	(40,513,857)	(5,717,646)	(41,073,768)	(41,099,400)

Net gain (loss)	(35,156,493)	(2,433,397)	(47,477,405)	(47,392,510)

Net increase (decrease) in net assets resulting from operations	$(32,962,710)	$295,719	$(43,687,202)	$(44,135,695)

See accompanying notes which are an integral part of the financial statements.

59	Semiannual Report

Financial Statements – continued

Statements of Operations
For the six months ended January 31, 2016 (Unaudited)
	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF
Investment Income
Dividends	$5,158,134	$1,296,696	$2,910,031	$765,657
Interest	33	4	19	4

Total income	5,158,167	1,296,700	2,910,050	765,661

Expenses
Management fees	422,074	64,639	222,437	40,586
Independent trustees’ compensation	6,698	1,054	3,487	666

Total expenses	428,772	65,693	225,924	41,252

Net investment income (loss)	4,729,395	1,231,007	2,684,126	724,409

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(3,669,071)	(645,229)	(1,883,329)	(424,666)
Net realized gain (loss) on In-kind redemptions	21,206,604	(4,037,031)	15,722,690	(12,782,652)

Total net realized gain (loss)	17,537,533	(4,682,260)	13,839,361	(13,207,318)

Change in net unrealized appreciation (depreciation) on investment securities	(150,423,413)	(11,747,245)	(51,304,636)	(5,782,468)

Net gain (loss)	(132,885,880)	(16,429,505)	(37,465,275)	(18,989,786)

Net increase (decrease) in net assets resulting from operations	$(128,156,485)	$(15,198,498)	$(34,781,149)	$(18,265,377)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	60

Statements of Operations
For the six months ended January 31, 2016 (Unaudited)
	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Investment Income
Dividends	$859,714	$992,231	$2,466,485
Interest	2	3	8

Total income	859,716	992,234	2,466,493

Expenses
Management fees	20,594	37,447	76,671
Independent trustees’ compensation	293	592	1,162

Total expenses	20,887	38,039	77,833

Net investment income (loss)	838,829	954,195	2,388,660

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on investment securities	(323,753)	(237,964)	(784,037)
Net realized gain (loss) on In-kind redemptions	—	(294,105)	(829,248)

Total net realized gain (loss)	(323,753)	(532,069)	(1,613,285)

Change in net unrealized appreciation (depreciation) on investment securities	(1,490,035)	(37,405)	5,251,044

Net gain (loss)	(1,813,788)	(569,474)	3,637,759

Net increase (decrease) in net assets resulting from operations	$(974,959)	$384,721	$6,026,419

See accompanying notes which are an integral part of the financial statements.

61	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Consumer Discretionary Index ETF		Fidelity MSCI Consumer Staples Index ETF
	Six months ended Janury 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended Janury 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,193,783	$2,507,741	$2,729,116	$4,343,907
Net realized gain (loss)	5,357,364	9,513,098	3,284,249	11,413,454
Change in net unrealized appreciation (depreciation)	(40,513,857)	13,954,185	(5,717,646)	11,637,539

Net increase (decrease) in net assets resulting from operations	(32,962,710)	25,975,024	295,719	27,394,900

Distributions to shareholders from net investment income	(2,008,700)	(2,306,850)	(2,659,200)	(4,188,550)

Share transactions
Proceeds from sales of shares	109,396,949	425,654,394	168,201,052	229,055,775
Cost of shares redeemed	(122,547,950)	(225,269,937)	(111,379,543)	(120,909,594)

Net increase (decrease) in net assets resulting from share transactions	(13,151,001)	200,384,457	56,821,509	108,146,181

Total increase (decrease) in net assets	(48,122,411)	224,052,631	54,458,028	131,352,531

Net Assets
Beginning of period	299,793,900	75,741,269	204,596,392	73,243,861

End of period	$251,671,489	$299,793,900	$259,054,420	$204,596,392

Undistributed net investment income included in net assets at end of period	$411,967	$226,884	$419,348	$349,432

Other Information
Shares
Sold	3,500,000	14,550,000	5,700,000	8,050,000
Redeemed	(4,150,000)	(8,050,000)	(3,900,000)	(4,100,000)

Net increase (decrease)	(650,000)	6,500,000	1,800,000	3,950,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	62

Statements of Changes in Net Assets
	Fidelity MSCI Energy Index ETF		Fidelity MSCI Financials Index ETF
	Six months ended Janury 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended Janury 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$3,790,203	$5,757,206	$3,256,815	$4,608,688
Net realized gain (loss)	(6,403,637)	(4,091,479)	(6,293,110)	12,920,591
Change in net unrealized appreciation (depreciation)	(41,073,768)	(69,086,985)	(41,099,400)	7,522,639

Net increase (decrease) in net assets resulting from operations	(43,687,202)	(67,421,258)	(44,135,695)	25,051,918

Distributions to shareholders from net investment income	(3,631,000)	(5,436,900)	(2,886,400)	(4,778,000)

Share transactions
Proceeds from sales of shares	84,361,784	387,551,304	98,378,445	397,233,968
Cost of shares redeemed	(2,677,209)	(203,719,287)	(181,548,996)	(199,893,224)

Net increase (decrease) in net assets resulting from share transactions	81,684,575	183,832,017	(83,170,551)	197,340,744

Total increase (decrease) in net assets	34,366,373	110,973,859	(130,192,646)	217,614,662

Net Assets
Beginning of period	256,398,853	145,424,994	344,011,544	126,396,882

End of period	$290,765,226	$256,398,853	$213,818,898	$344,011,544

Undistributed net investment income included in net assets at end of period	$581,532	$422,329	$370,415	$—

Other Information
Shares
Sold	4,800,000	16,800,000	3,400,000	13,900,000
Redeemed	(150,000)	(9,000,000)	(6,700,000)	(7,100,000)

Net increase (decrease)	4,650,000	7,800,000	(3,300,000)	6,800,000

See accompanying notes which are an integral part of the financial statements.

63	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Health Care Index ETF		Fidelity MSCI Industrials Index ETF
	Six months ended Janury 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended Janury 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$4,729,395	$10,686,195	$1,231,007	$2,384,615
Net realized gain (loss)	17,537,533	13,927,958	(4,682,260)	4,650,078
Change in net unrealized appreciation (depreciation)	(150,423,413)	85,822,767	(11,747,245)	(1,605,315)

Net increase (decrease) in net assets resulting from operations	(128,156,485)	110,436,920	(15,198,498)	5,429,378

Distributions to shareholders from net investment income	(4,728,750)	(10,407,500)	(1,196,300)	(2,431,900)

Share transactions
Proceeds from sales of shares	144,215,895	587,328,357	80,400,345	228,258,894
Cost of shares redeemed	(171,356,627)	(74,026,791)	(104,783,071)	(188,928,297)

Net increase (decrease) in net assets resulting from share transactions	(27,140,732)	513,301,566	(24,382,726)	39,330,597

Total increase (decrease) in net assets	(160,025,967)	613,330,986	(40,777,524)	42,328,075

Net Assets
Beginning of period	800,712,984	187,381,998	143,033,887	100,705,812

End of period	$640,687,017	$800,712,984	$102,256,363	$143,033,887

Undistributed net investment income included in net assets at end of period	$493,541	$492,896	$64,722	$30,015

Other Information
Shares
Sold	4,200,000	17,450,000	2,900,000	8,200,000
Redeemed	(5,300,000)	(2,350,000)	(4,000,000)	(6,850,000)

Net increase (decrease)	(1,100,000)	15,100,000	(1,100,000)	1,350,000

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	64

Statements of Changes in Net Assets
	Fidelity MSCI Information Technology Index ETF		Fidelity MSCI Materials Index ETF
	Six months ended Janury 31, 2016 (Unaudited)	Year ended July 31, 2015	Six months ended Janury 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,684,126	$3,807,562	$724,409	$1,992,096
Net realized gain (loss)	13,839,361	17,277,538	(13,207,318)	4,585,403
Change in net unrealized appreciation (depreciation)	(51,304,636)	13,322,371	(5,782,468)	(14,202,804)

Net increase (decrease) in net assets resulting from operations	(34,781,149)	34,407,471	(18,265,377)	(7,625,305)

Distributions to shareholders from net investment income	(2,583,200)	(3,773,400)	(727,250)	(2,010,950)

Share transactions
Proceeds from sales of shares	184,782,636	323,240,750	66,889,294	218,809,870
Cost of shares redeemed	(190,272,186)	(112,113,694)	(109,941,362)	(180,163,249)

Net increase (decrease) in net assets resulting from share transactions	(5,489,550)	211,127,056	(43,052,068)	38,646,621

Total increase (decrease) in net assets	(42,853,899)	241,761,127	(62,044,695)	29,010,366

Net Assets
Beginning of period	423,372,260	181,611,133	123,051,930	94,041,564

End of period	$380,518,361	$423,372,260	$61,007,235	$123,051,930

Undistributed net investment income included in net assets at end of period	$205,049	$104,123	$34,049	$36,890

Other Information
Shares
Sold	5,600,000	10,350,000	2,750,000	8,000,000
Redeemed	(6,250,000)	(3,600,000)	(4,700,000)	(6,650,000)

Net increase (decrease)	(650,000)	6,750,000	(1,950,000)	1,350,000

See accompanying notes which are an integral part of the financial statements.

65	Semiannual Report

Financial Statements – continued

Statements of Changes in Net Assets
	Fidelity MSCI Real Estate Index ETF		Fidelity MSCI Telecommunication Services Index ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015A	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$838,829	$393,530	$954,195	$2,443,571
Net realized gain (loss)	(323,753)	(185,315)	(532,069)	1,226,482
Change in net unrealized appreciation (depreciation)	(1,490,035)	(1,641,531)	(37,405)	(1,582,140)

Net increase (decrease) in net assets resulting from operations	(974,959)	(1,433,316)	384,721	2,087,913

Distributions to shareholders from net investment income	(736,000)	(393,530)	(752,750)	(2,584,450)
Return of capital	—	(26,520)	—	—

Total distributions	(736,000)	(420,050)	(752,750)	(2,584,450)

Share transactions
Proceeds from sales of shares	21,241,697	27,789,606	62,754,304	39,633,193
Cost of shares redeemed	—	—	(56,280,421)	(24,675,680)

Net increase (decrease) in net assets resulting from share transactions	21,241,697	27,789,606	6,473,883	14,957,513

Total increase (decrease) in net assets	19,530,738	25,936,240	6,105,854	14,460,976

Net Assets
Beginning of period	25,936,240	—	81,907,921	67,446,945

End of period	$45,466,978	$25,936,240	$88,013,775	$81,907,921

Undistributed net investment income included in net assets at end of period	$102,829	$—	$376,268	$174,823

Other Information
Shares
Sold	950,000	1,150,000	2,400,000	1,450,000
Redeemed	—	—	(2,200,000)	(900,000)

Net increase (decrease)	950,000	1,150,000	200,000	550,000

A	For the period February 2, 2015 (commencement of operations) to July 31, 2015.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	66

Statements of Changes in Net Assets
	Fidelity MSCI Utilities Index ETF
	Six months ended Janury 31, 2016 (Unaudited)	Year ended July 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,388,660	$4,392,110
Net realized gain (loss)	(1,613,285)	(1,178,742)
Change in net unrealized appreciation (depreciation)	5,251,044	(8,840,330)

Net increase (decrease) in net assets resulting from operations	6,026,419	(5,626,962)

Distributions to shareholders from net investment income	(2,316,600)	(4,579,400)

Share transactions
Proceeds from sales of shares	117,256,192	230,014,021
Cost of shares redeemed	(71,824,188)	(232,580,340)

Net increase (decrease) in net assets resulting from share transactions	45,432,004	(2,566,319)

Total increase (decrease) in net assets	49,141,823	(12,772,681)

Net Assets
Beginning of period	108,175,980	120,948,661

End of period	$157,317,803	$108,175,980

Undistributed net investment income included in net assets at end of period	$72,060	$—

Other Information
Shares
Sold	4,200,000	7,550,000
Redeemed	(2,650,000)	(8,200,000)

Net increase (decrease)	1,550,000	(650,000)

See accompanying notes which are an integral part of the financial statements.

67	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Consumer Discretionary Index ETF
	Six months ended January 31, 2016 (Unaudited)		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$32.06		$26.58	$25.17

Income from Investment Operations
Net investment income (loss)B	0.23		0.37	0.25
Net realized and unrealized gain (loss)	(3.15)		5.43	1.38

Total from investment operations	(2.92)		5.80	1.63

Distributions from net investment income	(0.21)		(0.32)	(0.22)

Total distributions	(0.21)		(0.32)	(0.22)

Net asset value, end of period	$28.93		$32.06	$26.58

Total ReturnC	(9.13)%		21.93%	6.47%
Ratios to Average Net AssetsD
Expenses before reductions	.12	%E	.12%	.12	%E
Expenses net of fee waivers, if any	.12	%E	.12%	.12	%E
Expenses net of all reductions	.12	%E	.12%	.12	%E
Net investment income (loss)	1.53	%E	1.25%	1.20	%E
Supplemental Data
Net assets, end of period (000 omitted)	$251,671		$299,794	$75,741
Portfolio turnover rateF,G	2	%H	8%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	68

Financial Highlights
	Fidelity MSCI Consumer Staples Index ETF
	Six months ended January 31, 2016 (Unaudited)		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$30.31		$26.16	$25.00

Income from Investment Operations
Net investment income (loss)B	0.37		0.77	0.52
Net realized and unrealized gain (loss)	0.04	C	4.16	1.09

Total from investment operations	0.41		4.93	1.61

Distributions from net investment income	(0.42)		(0.78)	(0.45)

Total distributions	(0.42)		(0.78)	(0.45)

Net asset value, end of period	$30.30		$30.31	$26.16

Total ReturnD	1.41%		19.00%	6.42%
Ratios to Average Net AssetsE
Expenses before reductions	.12	%F	.12%	.12	%F
Expenses net of fee waivers, if any	.12	%F	.12%	.12	%F
Expenses net of all reductions	.12	%F	.12%	.12	%F
Net investment income (loss)	2.47	%F	2.63%	2.51	%F
Supplemental Data
Net assets, end of period (000 omitted)	$259,054		$204,596	$73,244
Portfolio turnover rateG,H	4	%I	10%	3	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

69	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Energy Index ETF
	Six months ended January 31, 2016 (Unaudited)		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$19.72		$27.97	$24.98

Income from Investment Operations
Net investment income (loss)B	0.26		0.57	0.38
Net realized and unrealized gain (loss)	(3.26)		(8.31)	2.89

Total from investment operations	(3.00)		(7.74)	3.27

Distributions from net investment income	(0.25)		(0.51)	(0.28)

Total distributions	(0.25)		(0.51)	(0.28)

Net asset value, end of period	$16.47		$19.72	$27.97

Total ReturnC	(15.27)%		(27.95)%	13.16%
Ratios to Average Net AssetsD
Expenses before reductions	.12	%E	.12%	.12	%E
Expenses net of fee waivers, if any	.12	%E	.12%	.12	%E
Expenses net of all reductions	.12	%E	.12%	.12	%E
Net investment income (loss)	2.82	%E	2.47%	1.76	%E
Supplemental Data
Net assets, end of period (000 omitted)	$290,765		$256,399	$145,425
Portfolio turnover rateF,G	5	%H	8%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	70

Financial Highlights
	Fidelity MSCI Financials Index ETF
	Six months ended January 31, 2016 (Unaudited)		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$29.78		$26.61	$25.00

Income from Investment Operations
Net investment income (loss)B	0.35		0.58	0.41
Net realized and unrealized gain (loss)	(3.88)		3.15	1.56

Total from investment operations	(3.53)		3.73	1.97

Distributions from net investment income	(0.33)		(0.56)	(0.36)

Total distributions	(0.33)		(0.56)	(0.36)

Net asset value, end of period	$25.92		$29.78	$26.61

Total ReturnC	(11.92)%		14.08%	7.89%
Ratios to Average Net AssetsD
Expenses before reductions	.12	%E	.12%	.12	%E
Expenses net of fee waivers, if any	.12	%E	.12%	.12	%E
Expenses net of all reductions	.12	%E	.12%	.12	%E
Net investment income (loss)	2.51	%E	2.01%	1.97	%E
Supplemental Data
Net assets, end of period (000 omitted)	$213,819		$344,012	$126,397
Portfolio turnover rateF,G	5	%H	7%	6	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

71	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Health Care Index ETF
	Six months ended January 31, 2016 (Unaudited)		Year ended July 31, 2015		Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$37.16		$29.05		$24.97

Income from Investment Operations
Net investment income (loss)B	0.22		0.80	C	0.30
Net realized and unrealized gain (loss)	(5.83)		7.99		3.99

Total from investment operations	(5.61)		8.79		4.29

Distributions from net investment income	(0.22)		(0.68)		(0.21)

Total distributions	(0.22)		(0.68)		(0.21)

Net asset value, end of period	$31.33		$37.16		$29.05

Total ReturnD	(15.16)%		30.40%		17.23%
Ratios to Average Net AssetsE
Expenses before reductions	.12	%F	.12%		.12	%F
Expenses net of fee waivers, if any	.12	%F	.12%		.12	%F
Expenses net of all reductions	.12	%F	.12%		.12	%F
Net investment income (loss)	1.31	%F	2.31	%C	1.36	%F
Supplemental Data
Net assets, end of period (000 omitted)	$640,687		$800,713		$187,382
Portfolio turnover rateG,H	4	%I	10%		4	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Investment income per share reflects a large, non-recurring dividend which amounted to $.17 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.83%.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	72

Financial Highlights
	Fidelity MSCI Industrials Index ETF
	Six months ended January 31, 2016 (Unaudited)		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$28.05		$26.85	$25.20

Income from Investment Operations
Net investment income (loss)B	0.30		0.48	0.35
Net realized and unrealized gain (loss)	(2.50)		1.19	1.61

Total from investment operations	(2.20)		1.67	1.96

Distributions from net investment income	(0.29)		(0.47)	(0.31)

Total distributions	(0.29)		(0.47)	(0.31)

Net asset value, end of period	$25.56		$28.05	$26.85

Total ReturnC	(7.87)%		6.18%	7.75%
Ratios to Average Net AssetsD
Expenses before reductions	.12	%E	.12%	.12	%E
Expenses net of fee waivers, if any	.12	%E	.12%	.12	%E
Expenses net of all reductions	.12	%E	.12%	.12	%E
Net investment income (loss)	2.19	%E	1.69%	1.65	%E
Supplemental Data
Net assets, end of period (000 omitted)	$102,256		$143,034	$100,706
Portfolio turnover rateF,G	4	%H	6%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

73	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Information Technology Index ETF
	Six months ended January 31, 2016 (Unaudited)		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$32.69		$29.29	$25.18

Income from Investment Operations
Net investment income (loss)B	0.23		0.39	0.25
Net realized and unrealized gain (loss)	(1.75)		3.40	4.06

Total from investment operations	(1.52)		3.79	4.31

Distributions from net investment income	(0.23)		(0.39)	(0.20)

Total distributions	(0.23)		(0.39)	(0.20)

Net asset value, end of period	$30.94		$32.69	$29.29

Total ReturnC	(4.68)%		12.98%	17.14%
Ratios to Average Net AssetsD
Expenses before reductions	.12	%E	.12%	.12	%E
Expenses net of fee waivers, if any	.12	%E	.12%	.12	%E
Expenses net of all reductions	.12	%E	.12%	.12	%E
Net investment income (loss)	1.40	%E	1.23%	1.14	%E
Supplemental Data
Net assets, end of period (000 omitted)	$380,518		$423,372	$181,611
Portfolio turnover rateF,G	3	%H	6%	4	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	74

Financial Highlights
	Fidelity MSCI Materials Index ETF
	Six months ended January 31, 2016 (Unaudited)		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$25.91		$27.66	$24.95

Income from Investment Operations
Net investment income (loss)B	0.25		0.50	0.35
Net realized and unrealized gain (loss)	(4.10)		(1.75)	2.67

Total from investment operations	(3.85)		(1.25)	3.02

Distributions from net investment income	(0.27)		(0.50)	(0.31)

Total distributions	(0.27)		(0.50)	(0.31)

Net asset value, end of period	$21.79		$25.91	$27.66

Total ReturnC	(14.94)%		(4.65)%	12.15%
Ratios to Average Net AssetsD
Expenses before reductions	.12	%E	.12%	.12	%E
Expenses net of fee waivers, if any	.12	%E	.12%	.12	%E
Expenses net of all reductions	.12	%E	.12%	.12	%E
Net investment income (loss)	2.06	%E	1.81%	1.64	%E
Supplemental Data
Net assets, end of period (000 omitted)	$61,007		$123,052	$94,042
Portfolio turnover rateF,G	5	%H	7%	5	%H

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

75	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Real Estate Index ETF
	Six months ended January 31, 2016 (Unaudited)	Year ended July 31, 2015A
Selected Per-Share Data
Net asset value, beginning of period	$22.55	$24.28

Income from Investment Operations
Net investment income (loss)B	0.53	0.38
Net realized and unrealized gain (loss)	(0.98)	(1.70)

Total from investment operations	(0.45)	(1.32)

Distributions from net investment income	(0.45)	(0.38)
Return of capital	—	(0.03)

Total distributions	(0.45)	(0.41)

Net asset value, end of period	$21.65	$22.55

Total ReturnC	(1.99)%	(5.50)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.12%	.12%
Expenses net of fee waivers, if any	.12%	.12%
Expenses net of all reductions	.12%	.12%
Net investment income (loss)	4.79%	3.33%
Supplemental Data
Net assets, end of period (000 omitted)	$45,467	$25,936
Portfolio turnover rateF,G,H	7%	10%

A	For the period February 2, 2015 (commencement of operations) to July 31, 2015.

B	Calculated based on average shares outstanding during the period.

C	Total returns for periods of less than one year are not annualized.

D	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

E	Annualized.

F	Amount does not include the portfolio activity of any underlying funds.

G	Portfolio turnover rate excludes securities received or delivered in-kind.

H	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	76

Financial Highlights
	Fidelity MSCI Telecommunication Services Index ETF
	Six months ended January 31, 2016 (Unaudited)		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$26.86		$26.98	$25.26

Income from Investment Operations
Net investment income (loss)B	0.39		0.78	0.72
Net realized and unrealized gain (loss)	0.16	C	(0.09)	1.42

Total from investment operations	0.55		0.69	2.14

Distributions from net investment income	(0.33)		(0.81)	(0.42)

Total distributions	(0.33)		(0.81)	(0.42)

Net asset value, end of period	$27.08		$26.86	$26.98

Total ReturnD	2.10%		2.56%	8.57%
Ratios to Average Net AssetsE
Expenses before reductions	.12	%F	.12%	.12	%F
Expenses net of fee waivers, if any	.12	%F	.12%	.12	%F
Expenses net of all reductions	.12	%F	.12%	.12	%F
Net investment income (loss)	2.93	%F	2.89%	3.51	%F
Supplemental Data
Net assets, end of period (000 omitted)	$88,014		$81,908	$67,447
Portfolio turnover rateG,H	14	%I	23%	21	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

77	Semiannual Report

Financial Statements – continued

Financial Highlights
	Fidelity MSCI Utilities Index ETF
	Six months ended January 31, 2016 (Unaudited)		Year ended July 31, 2015	Year ended July 31, 2014A
Selected Per-Share Data
Net asset value, beginning of period	$28.10		$26.88	$24.99

Income from Investment Operations
Net investment income (loss)B	0.50		0.98	0.67
Net realized and unrealized gain (loss)	1.02		1.47C	1.85

Total from investment operations	1.52		2.45	2.52

Distributions from net investment income	(0.49)		(1.23)	(0.63)

Total distributions	(0.49)		(1.23)	(0.63)

Net asset value, end of period	$29.13		$28.10	$26.88

Total ReturnD	5.56%		9.13%	10.13%
Ratios to Average Net AssetsE
Expenses before reductions	.12	%F	.12%	.12	%F
Expenses net of fee waivers, if any	.12	%F	.12%	.12	%F
Expenses net of all reductions	.12	%F	.12%	.12	%F
Net investment income (loss)	3.62	%F	3.37%	3.15	%F
Supplemental Data
Net assets, end of period (000 omitted)	$157,318		$108,176	$120,949
Portfolio turnover rateG,H	2	%I	7%	6	%I

A	For the period October 21, 2013 (commencement of operations) to July 31, 2014.

B	Calculated based on average shares outstanding during the period.

C	The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of share transactions in relation to fluctuating market values of the investments of a Fund.

D	Total returns for periods of less than one year are not annualized.

E	Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund but do not include expenses of the investment companies in which the fund invests.

F	Annualized.

G	Amount does not include the portfolio activity of any underlying funds.

H	Portfolio turnover rate excludes securities received or delivered in-kind.

I	Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report	78

Notes to Financial Statements

For the period ended January 31, 2016 (Unaudited)

1. Organization.

Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF and Fidelity MSCI Utilities Index ETF (the Funds) are non-diversified exchange-traded funds of Fidelity Covington Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fidelity SelectCo, LLC (SelectCo) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund’s investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available)

Valuation techniques used to value each Fund’s investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds (Underlying Funds) are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated underlying fund’s NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board’s fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2016, is included at the end of each Fund’s Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds’ investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of NYSE Arca, normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as a fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a

79	Semiannual Report

Notes to Financial Statements – continued

2. Significant Accounting Policies – continued

reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date a fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Funds are presented separately on the Statements of Operations as “Special dividends” and the impact of these dividends is presented in the Financial Highlights. Interest income is accrued as earned.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. As of January 31, 2016 each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund’s federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Realized gain or loss resulting from in-kind redemptions is not taxable to the Fund and is not distributed to shareholders of the Fund. Foreign taxes are provided for based on each Fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payments made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to passive foreign investment companies (PFIC), market discount, redemptions in kind, capital loss carryforwards, losses due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity MSCI Consumer Discretionary Index ETF	$277,458,661	$10,947,770	$(36,908,479)	$(25,960,709)
Fidelity MSCI Consumer Staples Index ETF	257,145,474	8,893,548	(7,331,769)	1,561,779
Fidelity MSCI Energy Index ETF	403,980,955	1,498,156	(114,643,406)	(113,145,250)
Fidelity MSCI Financials Index ETF	246,563,662	2,482,582	(35,244,997)	(32,762,415)
Fidelity MSCI Health Care Index ETF	698,814,059	10,913,903	(68,848,401)	(57,934,498)
Fidelity MSCI Industrials Index ETF	121,875,703	544,843	(18,564,421)	(18,019,578)
Fidelity MSCI Information Technology Index ETF	411,930,019	18,755,120	(47,387,921)	(28,632,801)
Fidelity MSCI Materials Index ETF	79,962,219	108,769	(19,088,652)	(18,979,883)
Fidelity MSCI Real Estate Index ETF	48,715,539	1,082,246	(4,375,580)	(3,293,334)
Fidelity MSCI Telecommunication Services Index ETF	88,414,522	4,298,842	(4,637,551)	(338,709)
Fidelity MSCI Utilities Index ETF	164,792,700	2,902,861	(10,462,446)	(7,559,585)

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any

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2. Significant Accounting Policies – continued

losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No-expiration Short-term	No-expiration Long-term	Total capital loss carryforward
Fidelity MSCI Consumer Discretionary Index ETF	$(341,040)	$(816)	$(341,856)
Fidelity MSCI Energy Index ETF	(497,468)	(9,190)	(506,658)
Fidelity MSCI Financials Index ETF	(341,799)	(1,016)	(342,815)
Fidelity MSCI Industrials Index ETF	(414,450)	(2,233)	(416,683)
Fidelity MSCI Information Technology Index ETF	(642,553)	(32,788)	(675,341)
Fidelity MSCI Materials Index ETF	(386,258)	(7,439)	(393,697)
Fidelity MSCI Telecommunication Services Index ETF	(253,348)	—	(253,348)
Fidelity MSCI Utilities Index ETF	(95,257)	—	(95,257)

Certain of the Funds intend to elect to defer to the next fiscal year capital losses recognized during the period November 1, 2014 to July 31, 2015. Loss deferrals were as follows:

Capital losses
Fidelity MSCI Consumer Discretionary Index ETF	$(434,588)
Fidelity MSCI Energy Index ETF	(4,255,961)
Fidelity MSCI Financials Index ETF	(998,283)
Fidelity MSCI Industrials Index ETF	(1,019,495)
Fidelity MSCI Information Technology Index ETF	(917,644)
Fidelity MSCI Materials Index ETF	(869,345)
Fidelity MSCI Real Estate Index ETF	(125,150)
Fidelity MSCI Telecommunication Services Index ETF	(405,242)
Fidelity MSCI Utilities Index ETF	(668,763)

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, were as follows:

	Purchases	Sales
Fidelity MSCI Consumer Discretionary Index ETF	$6,741,392	$6,860,014
Fidelity MSCI Consumer Staples Index ETF	8,552,030	8,339,537
Fidelity MSCI Energy Index ETF	13,726,222	12,836,363
Fidelity MSCI Financials Index ETF	12,918,011	12,053,227
Fidelity MSCI Health Care Index ETF	30,955,917	30,089,895
Fidelity MSCI Industrials Index ETF	6,352,423	4,718,200
Fidelity MSCI Information Technology Index ETF	13,658,671	10,494,755
Fidelity MSCI Materials Index ETF	3,472,062	3,618,103
Fidelity MSCI Real Estate Index ETF	2,692,547	2,393,076
Fidelity MSCI Telecommunication Services Index ETF	9,816,571	9,456,008
Fidelity MSCI Utilities Index ETF	3,441,134	3,301,642

Securities received or delivered in-kind through subscriptions and redemptions were as follows:

	In-kind Subscriptions	In-kind Redemptions
Fidelity MSCI Consumer Discretionary Index ETF	$109,240,583	$121,960,609
Fidelity MSCI Consumer Staples Index ETF	167,661,936	111,031,660
Fidelity MSCI Energy Index ETF	84,075,402	2,670,459
Fidelity MSCI Financials Index ETF	97,674,358	179,924,006
Fidelity MSCI Health Care Index ETF	143,831,259	170,903,836
Fidelity MSCI Industrials Index ETF	80,245,902	104,410,923
Fidelity MSCI Information Technology Index ETF	184,412,229	189,858,938
Fidelity MSCI Materials Index ETF	66,739,107	109,445,707
Fidelity MSCI Real Estate Index ETF	20,987,975	—
Fidelity MSCI Telecommunication Services Index ETF	62,380,526	56,128,904
Fidelity MSCI Utilities Index ETF	116,912,216	71,524,547

81	Semiannual Report

Notes to Financial Statements – continued

4. Fees and Other Transactions with Affiliates.

Management Fee. SelectCo provides the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .12% of each Fund’s average net assets. Under the management contract, SelectCo pays all other expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid to SelectCo is reduced by an amount equal to the fees and expenses paid by each fund to the independent Trustees.

Sub-Adviser. BlackRock Fund Advisors (BFA), serves as sub-adviser for the Funds. BFA provides discretionary investment advisory services to the Funds and is paid by SelectCo for providing these services.

Interfund Trades. The Funds may purchase from or sell securities to other funds affiliated with the sub-adviser under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

5. Share Transactions.

The Funds issue and redeem shares at NAV only with certain authorized participants in large increments known as Creation Units. Purchases of Creation Units are made by tendering a basket of designated stocks to a fund and redemption proceeds are paid with a basket of securities from a fund’s portfolio with a balancing cash component to equate the market value of the basket of securities delivered or redeemed to the NAV per Creation Unit on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery. A fund’s shares are available in smaller increments to investors in the secondary market at market prices and may be subject to commissions. Authorized participants pay a transaction fee to the shareholder servicing agent when purchasing and redeeming Creation Units of a fund. The transaction fee is used to defray the costs associated with the issuance and redemption of Creation Units.

6. Other.

The Funds’ organizational documents provide former and current directors and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report	82

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Sector ETFs

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and each fund’s Sub-advisory and ETF Services Agreement with BlackRock Fund Advisors (BFA) (together, the Advisory Contracts). The Board, assisted by the advice of fund counsel and Independent Trustees’ counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of each fund’s Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established four standing committees (Committees) – Operations, Audit, Fair Valuation, and Governance and Nominating – each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of each fund’s Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund’s Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board’s annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2016 meeting, the Board unanimously determined to renew each fund’s Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund’s management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity and BFA from their respective relationships with each fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as each fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees’ counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board’s decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of each fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity’s competitors, and that each fund’s shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing of SelectCo and BFA (together with SelectCo, the Investment Advisers) as it relates to the funds, including the backgrounds of investment personnel of the Investment Advisers, and also considered the funds’ investment objectives, strategies, and related investment philosophies. The Independent Trustees also had discussions with representatives of BFA and senior management of Fidelity’s investment operations and investment groups. The Board considered the structure of the investment personnel compensation programs of the Investment Advisers and whether these structures provide appropriate incentives to act in the best interests of each fund.

The Trustees also discussed with representatives of SelectCo, at meetings throughout the year, SelectCo’s role in overseeing compliance with federal securities laws and other applicable requirements by BFA with respect to the funds and monitoring and overseeing the performance and investment capabilities of BFA. The Trustees considered that the Board had received from SelectCo periodic reports about its oversight and due diligence processes, as well as periodic reports regarding the performance of BFA.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers’ investment staffs, including their size, education, experience, and resources, as well as the Investment Advisers’ approach to recruiting, training, managing, and compensating investment personnel. The Board also noted that the Investment Advisers’ analysts have extensive resources, tools and capabilities so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously. Additionally, in its deliberations, the Board considered the Investment Advisers’ trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory and administrative services provided by the Investment Advisers and their affiliates or agents under the Advisory Contracts and under separate agreements covering pricing and bookkeeping services for each fund; (ii) the nature and extent of the supervision of third party service providers, principally State Street Bank and Trust Company, each fund’s transfer agent and custodian; and (iii) the resources devoted to, and the record of compliance with, each fund’s compliance policies and procedures. The Board also reviewed the allocation of fund brokerage and including allocations to brokers affiliated with the Investment Advisers.

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Board Approval of Investment Advisory Contracts and Management Fees – continued

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity’s global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) reducing management fees and total expenses for certain index funds; (v) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vi) rationalizing product lines and gaining increased efficiencies through fund mergers; (vii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (viii) implementing investment enhancements to further strengthen Fidelity’s target date product line to increase investors’ probability of success in achieving their goals; (ix) modifying the eligibility criteria for certain share classes to accommodate roll-over assets from employer-sponsored retirement plans; (x) launching a new Class W of the Freedom Index Funds to attract and retain Fidelity record-kept retirement plan assets; and (xi) implementing changes to Fidelity’s money market fund product line in response to recent regulatory reforms.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history. The Board also considered the extent to which each fund has tracked its benchmark index since it commenced operations.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against the securities market index the fund seeks to track. The Board also periodically considers the fund’s tracking error versus its benchmark index. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) compared to a fund’s benchmark index, over appropriate time periods taking into account relevant factors, including the following: general market conditions; the characteristics of the fund’s benchmark index; the extent to which statistical sampling is employed; securities lending revenues (if any); and fund cash flows and other factors.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-year period ended June 30, 2015.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit the shareholders of each fund.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund’s management fee and total expense ratio compared to “mapped groups” of competitive funds created for the purpose of facilitating the Trustees’ analysis of the competitiveness of management fees and total expenses. Fidelity creates “mapped groups” by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board’s management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods (or shorter) ended June 30 shown in basis points (BP) in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the “Total Mapped Group.” The Total Mapped Group comparison focuses on a fund’s standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). “TMG %” represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund’s. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than a fund. The funds’ actual TMG %s and the number of funds in the Total Mapped Group are in the charts below. The “Asset-Size Peer Group” (ASPG) comparison focuses on a

Semiannual Report	84

fund’s standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund’s management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund’s management fee rate ranked, is also considered by the Board.

Fidelity MSCI Consumer Discretionary Index ETF

Fidelity MSCI Consumer Staples Index ETF

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Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Energy Index ETF

Fidelity MSCI Financials Index ETF

Semiannual Report	86

Fidelity MSCI Health Care Index ETF

Fidelity MSCI Industrials Index ETF

87	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Information Technology Index ETF

Fidelity MSCI Materials Index ETF

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Fidelity MSCI Real Estate Index ETF

Fidelity MSCI Telecommunications Index ETF

89	Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees – continued

Fidelity MSCI Utilities Index ETF

The Board noted that each fund’s management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the “group fee” component of the management fee of funds with such management fee structures. Committee focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that each fund’s management fee is fair and reasonable in light of the services that each fund receives and the other factors considered.

Total Expense Ratio. In its review of each fund’s total expense ratio, the Board considered each fund’s all-inclusive fee. The Board also considered other expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees, paid by SelectCo under the all-inclusive arrangement. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the funds. As part of its review, the Board also considered the current and historical total expense ratios of each fund compared to competitive fund median expenses.

The Board noted that each fund’s total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2015.

Fees Charged to Other Clients. The Board also considered fee structures applicable to the Investment Advisers’ other clients, such as other funds advised or subadvised by the Investment Advisers, pension plan clients, and other institutional clients with similar mandates. The Board noted the findings of the 2013 ad hoc joint committee (created with the boards of other Fidelity funds), which reviewed and compared Fidelity’s institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that each fund’s total expense ratio was reasonable in light of the services that each fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and servicing each fund’s shareholders. The Board also considered the level of Fidelity’s profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationship with each fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a

Semiannual Report	90

series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity’s audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year’s methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board’s assessment of the profitability analysis used by Fidelity. PwC’s engagement includes the review and assessment of Fidelity’s methodologies used in determining the revenues and expenses attributable to Fidelity’s mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of fund profitability and its conformity to established allocation methodologies. After considering PwC’s reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity’s profitability methodologies are reasonable in all material respects.

The Board also reviewed the Investment Advisers’ non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity’s and BFA’s affiliates may benefit from or be related to the funds’ business. The Board also considered information regarding the profitability of BFA’s relationship with each fund.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that in 2013, it and the boards of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds’ Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity’s fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity’s compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity’s long-term expectations for its offerings in the workplace investing channel; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity’s transfer agent fee, expense, and service structures for different funds and classes, and the impact of outsourcing, the increased use of omnibus accounts and lower pricing in the retirement channel; (viii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale; and (ix) matters relating to BFA’s sub-advisory and administrative services to the funds.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that each fund’s Advisory Contracts should be renewed.

91	Semiannual Report

Investment Adviser

Fidelity SelectCo, LLC

Denver, CO

Investment Sub-Advisers

BlackRock Fund Advisors

San Francisco, CA

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

State Street Bank and Trust Company

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

1-800-FIDELITY

EXT-SANN-0316 752250.1.0 1.9584798.102	Corporate Headquarters 245 Summer St., Boston, MA 02210 www.fidelity.com

Item 2.	Code of Ethics

Not applicable.

Item 3.	Audit Committee Financial Expert

Not applicable.

Item 4.	Principal Accountant Fees and Services

Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Investments

(a)	Not applicable.

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Covington Trust’s Board of Trustees.

Item 11.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Covington Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.	Exhibits

(a)	(1)	Not applicable.

(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)	(3)	Not applicable.

(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Covington Trust

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 25, 2016

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 25, 2016